================================================================================

                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 5, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  56                                      [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  57                                                      [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300


     Send  Copies  of  Communications  to:

MS.  ELIZABETH  A.  DAVIN,  ESQ.         MR.  DUANE  LASSITER,  ESQ.
NATIONWIDE  PLAZA                        STRADLEY  RONON  STEVENS AND YOUNG LLP
COLUMBUS,  OHIO  43215                   COMMERCE  SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103

It  is  proposed that this filing will become effective: (check appropriate box)

     [    ]  immediately  upon  filing  pursuant  to  paragraph  (b)

     [    ]  on  ____________,  2002  pursuant  to  paragraph  (b)

     [ X  ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)

     [    ]  on  ____________,  2002  pursuant  to  paragraph  (a)(1)

     [    ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)

     [    ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [    ]  This post-effective amendment designated a new effective date for a previously  filed  post-effective  amendment.

================================================================================

                                Explanatory Note


This Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(a) and includes a supplement to the combined prospectus for the Gartmore GVIT Global Technology and Communications Fund (the "Fund"), Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Health Sciences Fund (collectively, the "Funds"), each a series of the Registrant, the prospectus to the Funds and the combined Statement of Additional Information for all series of the Registrant, as amended. The Amendment is being filed to change the concentration policy of the Fund, and to change the Fund's classification from a "diversified" to a "non-diversified" fund.





================================================================================
                        GARTMORE VARIABLE INSURANCE TRUST

             Gartmore GVIT Global Technology and Communications Fund
                  Gartmore GVIT Global Financial Services Fund
                       Gartmore GVIT Global Utilities Fund
                    Gartmore GVIT Global Health Sciences Fund

                  Prospectus Supplement dated January __, 2003
                         to Prospectus dated May 1, 2002


At a shareholder meeting held on December 16, 2002, shareholders of the Gartmore GVIT Global Technology and Communications Fund (the "Fund") voted to approve two changes to the Fund's fundamental investment restrictions, effective January 3, 2003; these changes revise the Fund's policies on concentration and diversification. Accordingly, the Prospectus is hereby amended as indicated below.

To reflect the adoption of a concentration policy and the change in the Fund from diversified to non-diversified, the disclosure under Objective and Principal Strategies on page 3 of the Prospectus is hereby amended by adding the following paragraph:

"The Fund invests 25% of its total assets in securities of issuers in the following industry groups related to technology and communications: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment. Because the Fund is a non-diversified fund, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers."

The disclosure under Principal Risks on page 4 of the Prospectus is hereby amended by adding the following paragraph:

"NON-DIVERSIFIED FUND RISK." The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return."

"CONCENTRATION RISK." The Fund invests 25% of its total assets in companies in the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile and which may entail greater risk of loss than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or industries. In addition to these general risks, the Fund may be especially susceptible to factors affecting the technology and communication sectors, such as abrupt or erractic price movements due to the rapid pace of product change and development and significant pressures.

The disclosure for "Portfolio Turnover Risk" under Principal Risks on pages 4, 7, 10 and 13 of the Prospectus is hereby replaced with the following:

"PORTFOLIO TURNOVER RISK." The portfolio manager or subadviser (as applicable) may engage in active and frequent trading of all or part of the securities held by the Fund if the portfolio manager or subadviser believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

The "Financial Highlights" section beginning on page 26 of the Prospectus is amended to include the following unaudited information for the classes of the Funds for the period ended June 30, 2002:

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the six month period ended June 30, 2002 and should be read in conjunction with the Financial Highlights contained in the Prospectus. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The total returns do not include charges that will be imposed by variable annuity contracts or variable life insurance policies. If these charges were reflected, returns would be less than those shown. If financial highlights are not presented in the table for a particular class, that class had not commenced operations as of June 30, 2002.

This information is for the six-month period ended June 30, 2002 and is unaudited.

                                                   Gartmore GVIT Global       Gartmore GVIT Global           Gartmore GVIT
                                                   Health Sciences Fund          Technology and           Global Utilities Fund
                                                                              Communications Fund
                                                 ------------------------  ---------------------------  -------------------------
                                                 Class I(a)    Class III     Class I     Class III(i)   Class I(j)    Class III

NET ASSET VALUE-BEGINNING OF PERIOD              $     9.51   $    10.14   $      4.21   $       3.29   $     8.38   $     10.01
                                                 -----------  -----------  ------------  -------------  -----------  ------------

INVESTMENT ACTIVITIES:
  Net investment income (loss)                     (0.01)(b)       (0.03)        (0.02)         (0.01)      0.21(b)         0.08
  Net realized/unrealized gains (losses)
    on investments                                    (0.77)       (1.37)        (1.33)         (0.41)       (0.52)        (2.02)
                                                 -----------  -----------  ------------  -------------  -----------  ------------
     Total investment activities                      (0.78)       (1.40)        (1.35)         (0.42)       (0.31)        (1.94)
                                                 -----------  -----------  ------------  -------------  -----------  ------------

DISTRIBUTIONS:
  Net Investment Income                                 ---          ---         (0.02)         (0.02)       (0.02)        (0.06)
  Net Realized Gains                                    ---          ---           ---            ---          ---          ----
                                                 -----------  -----------  ------------  -------------  -----------  ------------
     Total distributions                                ---          ---         (0.02)         (0.02)       (0.02)        (0.06)
                                                 -----------  -----------  ------------  -------------  -----------  ------------
NET ASSET VALUE--END OF PERIOD                   $     8.73   $     8.74   $      2.84   $       2.85   $     8.05   $      8.01
                                                 ===========  ===========  ============  =============  ===========  ============
Total Return(c)                                      (8.20%)     (13.81%)   (32.01%)(e)    (12.65%)(e)      (3.74%)      (19.34%)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)             $       13   $    4,356   $    10,387   $      1,021   $        7   $     2,886
  Ratio of expenses to average net assets (d)(f)       1.17%        1.26%         1.27%          1.17%        1.18%         1.11%
  Ratio of net investment income (loss)
    to average net assets (d)(g)                     (0.85%)      (0.90%)       (1.02%)        (0.86%)       10.06%         2.09%
  Portfolio turnover rate (h)                        528.04%      528.04%       535.85%        535.85%       71.51%        71.51%


                                                       Gartmore GVIT
                                                     Global Financial
                                                       Services Fund
                                                 --------------------------
                                                  Class I(j)    Class III

NET ASSET VALUE-BEGINNING OF PERIOD              $     10.23   $     10.13
                                                 ------------  ------------

INVESTMENT ACTIVITIES:
  Net investment income (loss)                          0.02           ---
  Net realized/unrealized gains (losses)
    on investments                                     (0.36)        (0.24)
                                                 ------------  ------------
     Total investment activities                       (0.34)        (0.24)
                                                 ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                  ---           ---
  Net Realized Gains                                     ---           ---
                                                 ------------  ------------
     Total distributions                                 ---           ---
                                                 ------------  ------------
NET ASSET VALUE--END OF PERIOD                   $      9.89   $      9.89
                                                 ============  ============
Total Return(c)                                       (3.32%)       (2.37%)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000)             $         1   $     3,833
  Ratio of expenses to average net assets (d)(f)        1.39%         1.31%
  Ratio of net investment income (loss)
    to average net assets (d)(g)                        0.70%         0.64%
  Portfolio turnover rate (h)                          74.68%        74.68%


(a) For the period May 6, 2002 (recommencement of operations) through June 30, 2002.
(b) Net investment income (loss) is based in average shares outstanding during the period.
(c)   Not  annualized.
(d)   Annualized.
(e) The total returns shown include losses realized on the disposal of investments that were reimbursed by GMF, which otherwise would have reduced total return by 0.95% for Class I shares and 0.61% for Class III shares.
(f) Such ratio is after any management fee waivers and expense reimbursements. Had GMF not waived a portion of its fees or reimbursed other expenses for the Class III shares of the Gartmore GVIT Global Health Sciences Fund, the ratio for the period ended June 30, 2002 would have been 1.27% for Class III shares. Had GMF not waived a portion of its fees or reimbursed other expenses for Class I shares of the Gartmore Global Technology and Communications Fund, the ratio for the period ended June 30, 2002 would have been 1.28% for Class I shares. Had GGAMT not waived a portion of its fees or reimbursed other expenses for each class of the Gartmore GVIT Global Utilities Fund, the ratios for the period ended June 30, 2002 would have been 1.21% for Class I shares and 1.16% for Class III shares. Had GGAMT not waived a portion of its fees or reimbursed other expenses for the Class III shares of the Gartmore GVIT Global Financial Services Fund, the ratio for the period ended June 30, 2002 would have been 1.32% for Class III shares.


(g) During this period, GMF waived a portion of its fees and/or reimbursed other expenses for the Fund. Such waivers and reimbursements are reflected in this ratio.
(h) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i)   For  the  period May 2, 2002 (commencement of operations) through June 30,
      2002.
(j) For the period May 10, 2002 (commencement of operations) through June 30, 2002.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

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
[PICTURE OMITTED]

SECTOR  Series

Gartmore  GVIT  Global  Financial  Services  Fund
Gartmore  GVIT  Global  Health  Sciences  Fund
Gartmore  GVIT  Global  Technology  and  Communications  Fund
Gartmore  GVIT  Global  Utilities  Fund



GARTMORE FUNDS                                             www.gartmorefunds.com
================================================================================


PROSPECTUS

May  1,  2002


                             [GRAPHIC OMITTED]



Look BEYOND(SM).
--------------------------------------------------------------------------------


                              As  with  all  mutual  funds,  the  Securities and
GARTMORE                      Exchange  Commission  has  not  approved  or
--------                      disapproved  these  Funds'  shares  or  determined
GLOBAL INVESTMENTS            whether  this  prospectus is complete or accurate.
------------------            To  state  otherwise  is  a  crime.

TABLE  OF  CONTENTS
================================================================================


FUND  SUMMARIES

GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND
COMMUNICATIONS  FUND. . . . . . . . . . . . . . . . . . . . .   3
(FORMERLY  GARTMORE  NSAT  GLOBAL  TECHNOLOGY  AND
COMMUNICATIONS  FUND)
Objective  and  Principal  Strategies
Principal  Risks
Performance
Fees  and  Expenses


GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND . . . . . .   6
Objective  and  Principal  Strategies
Principal  Risks
Performance
Fees  and  Expenses


GARTMORE  GVIT  GLOBAL  UTILITIES  FUND . . . . . . . . . . .   9
Objective  and  Principal  Strategies
Principal  Risks
Performance
Fees  and  Expenses


GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND. . . . . . . .  12
(FORMERLY  GARTMORE  NSAT  GLOBAL  HEALTH  SCIENCES  FUND)
Objective  and  Principal  Strategies
Principal  Risks
Performance
Fees  and  Expenses


MORE  ABOUT  THE  FUNDS . . . . . . . . . . . . . . . . . . .  16
Principal  Investments  and  Techniques
Principal  Risks
Temporary  Defensive  Positions


MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . .  19
Managements  Discussion  of  Fund  Performance
Investment  Adviser
Subadviser
Portfolio  Management  Teams


BUYING  AND  SELLING  FUND  SHARES. . . . . . . . . . . . . .  23
Who  Can  Buy  Shares  of  the  Funds
Purchase  Price
Selling  Shares
Restrictions  on  Sales
Short-Term  Trading  Fees
Distribution  Plan


DISTRIBUTIONS  AND  TAXES . . . . . . . . . . . . . . . . . .  25
Dividends  and  Distributions
Tax  Status


FINANCIAL  HIGHLIGHTS . . . . . . . . . . . . . . . . . . . .  26


ADDITIONAL  INFORMATION . . . . . . . . . . . . . .   BACK  COVER

FUND  SUMMARIES
================================================================================


This prospectus provides information about four funds (the Funds) offered by Gartmore Variable Insurance Trust (the Trust) (formerly Nationwide Separate Account Trust.) The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 16. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A  QUICK  NOTE  ABOUT  THE  FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a variable insurance contract). You will find details about how your variable insurance contract works in the accompanying prospectus.

Each of the Funds offer three classes of sharesClass I, Class II and Class III. This prospectus provides information with respect to all three classes. The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see Buying and Selling Fund Shares on page 23.

FUND  SUMMARIES - GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS FUND
================================================================================


OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Gartmore GVIT Global Technology and Communications Fund seeks long-term capital appreciation.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communications related industries. These companies may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. A security will generally be considered appropriate if (as determined by the investment adviser) at least 50% of the issuers assets, revenues, or net income is related to, or derived from, the industry or industries designated for the Fund.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting its investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in countries with emerging securities markets, the Fund will invest in those countries.

The Fund may invest in companies of any size. The Fund may invest in securities of large companies that are well established in the world technology market because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-size companies to the extent that they provide strong prospects for future growth.

In analyzing specific companies for possible investment, the Funds portfolio manager ordinarily looks for several of the following characteristics:

-    Above-average per share earnings growth
-    High return on invested capital
-    A healthy balance sheet
-    Sound financial and accounting policies and overall financial strength
-    Strong competitive advantages
-    Effective  research,  product  development  and  marketing
-    Development  of  new  technologies
-    Efficient  service
-    Pricing  flexibility
-    Strong  management
- General operating characteristics that will enable the company to compete successfully in its respective markets

The Funds portfolio manager considers whether to sell a particular security when any of those factors materially change.

The Fund may also lend portfolio securities on a short-term or longterm basis of up to 33% of its total assets. Gartmore Mutual Fund Capital Trust (GMF), the Funds investment adviser, expects a portfolio turnover rate of 300% or more.

TECHNOLOGY is the use of science to create new products and services. The sector comprises information technology and communications as well as medical, environmental and biotechnology.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Funds investments decreases. The value of your shares will also be impacted in part by the portfolio managers ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at

FUND  SUMMARIES - GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS FUND
================================================================================


times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID-CAP / SMALL-CAP RISK. To the extent the Fund invests in securities of smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-sized and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

SECTOR RISK. The Fund may be susceptible to factors affecting technology and communications and technology- and communications-related industries and therefore the value of the Funds investments may be more volatile than those of other funds that invest in a broader range of securities across different industries.

PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for the investment, but the portfolio manager may engage in active and frequent trading of securities if he believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Funds investments and risks, see More About the Funds beginning on page 16.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Funds annual total return. The annual total return shown in the bar does not include charges that will be imposed by variable annuity contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The table shows the Funds average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL  TOTAL  RETURN -- CLASS  I  SHARES(1):

[GRAPHIC OMITTED]

2001        -42.7%

Best  quarter:       28.3%   3rd  qtr.  of  2000
Worst  quarter:     -41.5%   4th  qtr.  of  2000

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001:

                                    ONE     SINCE
                                   YEAR  INCEPTION(2)
                                -------  ------------
Class  I  shares(1)             -42.72%       -42.96%
Class  II  shares(3)            -42.88%       -43.09%
Class  III  shares(3)           -42.72%       -42.96%
Morgan Stanley High-Tech 35(4)  -24.13%       -37.09%

---------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2    The Fund commenced operations on June 30, 2000.

3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. Class II shares returns have been restated to reflect additional fees applicable to Class II shares, as described in the table below. The returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be lower than those shown. See "Buying and Selling Fund Shares Short-Term Trading Fees" on page 24 for more information.

4 The Morgan Stanley High-Tech 35 is an equal dollar weighted index of 35 stocks in nine different technology subsectors. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

================================================================================


FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                               CLASS  I  CLASS  II  CLASS  III
                                               --------  ---------  ----------
Shareholder  Fees(1)
  (paid  directly  from  your  investment)
  Short-Term  Trading  Fee
    (as  a  percentage  of
    amount  redeemed)(2)                           None       None       1.00%

Annual  Fund  Operating  Expenses
  (deducted  from  Fund  assets)
  Management  Fees                                0.98%      0.98%       0.98%
  Distribution  and/or
    Service  (12b-1)  Fees                         None      0.25%        None
  Other  Expenses(3)                              0.26%      0.26%       0.26%
==============================================================================
TOTAL  ANNUAL  FUND
  OPERATING  EXPENSES(4)                          1.24%      1.49%       1.24%

---------------

1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Funds shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

3 Other Expenses have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

4 GMF has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of Other Expenses so that operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) will not exceed 1.35% for Class I and Class III shares and 1.60% for Class II shares. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Funds ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by the adviser at some time within the first three years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Funds operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 year  3 years  5 years  10 years
                    ------  -------  -------  --------
Class  I              $126     $393     $681    $1,500
Class  II             $152     $471     $813    $1,779
Class  III(1)         $126     $393     $681    $1,500

---------------

1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND  SUMMARIES - GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND
================================================================================


OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Global Financial Services Fund seeks long-term capital growth.

Gartmore Global Asset Management Trust (GGAMT), the Funds investment adviser, has chosen Gartmore Global Partners (GGP) as the subadviser to manage the Funds portfolio on a day-to-day basis. To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. A security will generally be considered appropriate if (as determined by GGP) at least 50% of the issuers assets, revenues or net income is related to, or derived from, the financial services sector.

The Fund will invest 25% or more of its assets in at least one or more of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies and insurance companies, such as property and casualty and life insurance holding companies.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trust securities and depositary receipts.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund may invest in financial services companies of any size. The Fund will invest in securities of large companies that are well established in the financial services area because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-size companies to the extent they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Funds investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If GGP thinks that advantageous investment opportunities exist in securities of companies located in emerging market countries, the Fund will invest in companies located in those countries. The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the Statement of Additional Information
(SAI) for a discussion of these securities.

GGP is a growth stock adviser, and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the markets expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.
- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP expects that the Fund will have a portfolio turnover rate of 300% or more.

THE FINANCIAL SERVICES SECTOR INCLUDES, BUT IS NOT LIMITED TO:

-    banks and savings and loan institutions and their holding companies
-    consumer and industrial finance companies
-    investment banks
-    insurance brokers, securities brokers and investment advisers
-    real estate-related companies
-    leasing companies
- insurance companies, such as property and casualty and life insurance holding companies.

PRINCIPAL  RISKS

Because the value of an investment in the Fund will fluctuate, there is a risk that you will lose money. Your investment will decline in value if the value of the Funds investments decrease. The value of your shares will also be impacted in part by GGPs ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade decline. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and

================================================================================


political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since those countries may have unstable governments and less established markets.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID-CAP / SMALL-CAP RISK. To the extent the Fund invests in smaller, newer companies these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single securitys increase or decrease in value may have a greater impact on the Funds net asset value and total return.

CONCENTRATION RISK. The Fund will invest 25% or more of its assets in companies in one or more of the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds, increases the risk and potential of the Fund. The Fund may be especially susceptible to factors affecting the financial services sector. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration.

PORTFOLIO TURNOVER RISK. The Fund will attempt to buy secuities with the intent of holding them for investment, but GGP may engage in active and frequent trading of securities if GGP believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Funds investments and risks, see More About the Funds beginning on page 16.

PERFORMANCE

No performance information is provided because the Fund began operations on December 28, 2001.

FUND  SUMMARIES - GARTMORE  GVIT  GLOBAL  FINANCIAL  SERVICES  FUND
================================================================================


FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                   CLASS I  CLASS II  CLASS III
                                   -------  --------  ---------
Shareholder  Fees(1)
  (paid  directly  from
  your  investment)
  Short-Term  Trading  Fee
    (as  a  percentage  of
    amount  redeemed)(2)              None      None      1.00%

Annual  Fund  Operating  Expenses
  (deducted  from  Fund  assets)
  Management  Fees(3)                1.00%     1.00%      1.00%
  Distribution  and/or
    Service  (12b-1)  Fees            None     0.25%       None
  Other  Expenses(4)                 0.26%     0.26%      0.26%
===============================================================
TOTAL  ANNUAL  FUND
  OPERATING  EXPENSES(5)             1.26%     1.51%      1.26%

---------------

1 Sales charges and other expenses will be imposed by variable insurance contracts when the Funds shares are purchased by a life insurance company separate account as an investment option for these contracts.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

3 The Fund commenced operations on December 28, 2001. As a result, the management fee represents the fee which is payable to GGAMT, the Funds adviser, under its contract with the Fund.

4 As a new fund, these are estimates for the current fiscal year ending December 31, 2002. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.

5 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.35% for Class I shares, 1.60% for Class II shares and 1.35% for Class III shares through April 30, 2003. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Funds ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first three years of the Funds operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, no changes in expenses, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1  Year  3  Years
                  -------  --------
Class  I             $128      $400
Class  II            $154      $477
Class  III(1)        $128      $400

---------------

1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

FUND  SUMMARIES - GARTMORE  GVIT  GLOBAL  UTILITIES  FUND
================================================================================


OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Gartmore GVIT Global Utilities Fund seeks long-term capital growth.

GGAMT, the Funds investment adviser, has chosen GGP as the subadviser to manage the Funds portfolio on a dayto- day basis. To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. A security will generally be considered appropriate if (as determined by GGP) at least 50% of the issuers assets, revenues or net income is related to, or derived from, the provision of utilities services or activities in utilities-related industries.

The Fund will invest 25% or more of its assets in at least one or more of the following industry groups: energy sources, maintenance services, companies that provide infrastructure for utilities, cable television, radio, telecommunications services, transportation services, and water and sanitary services.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants and depositary receipts. The Fund may also invest in bonds and preferred stocks of utility companies.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund may invest in utility companies of any size. The Fund will invest in securities of large companies that are well established in the utilities sector because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-size companies to the extent they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Funds investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the SAI for a discussion of these securities.

GGP is a growth stock adviser, and its investment philosophy rests on two fundamental principles:

- Growth investing can produce superior returns over the longer term, but consensus growth (or the markets expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.
- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP expects that the Fund will have a portfolio turnover rate of 300% or more.

UTILITY COMPANIES: Companies in the utilities sector are companies that provide certain utilities and related services to the public including, but not limited to:

-    energy sources,
-    maintenance services,
-    companies that provide infrastructure for utilities,
-    cable television,
-    radio,
-    telecommunications services,
-    transportation services, and
-    water and sanitary services.

Although utility companies have traditionally paid above-average dividends, GGPs style focuses on companies that have strong growth potential rather than those paying high current dividends.

PRINCIPAL  RISKS

Because the value of an investment in the Fund will fluctuate, there is a risk that you will lose money. Your investment will decline in value if the value of the Funds investments decrease. The value of your shares will also be impacted in part by GGPs ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade decline. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

FUND  SUMMARIES - GARTMORE  GVIT  GLOBAL  UTILITIES  FUND
================================================================================


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID-CAP/SMALL-CAP RISK. To the extent the Fund invests in smaller, newer companies these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Funds net asset value and total return.

CONCENTRATION AND SECTOR RISK. The Fund will invest 25% or more of its assets in companies in one or more of the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds, increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration. In addition to these general risks, the Fund may be especially susceptible to factors affecting the utilities sector, such as, substantial economic, operational, competitive, technological or regulatory changes. Increases in fuel and energy prices and prices of other natural resources have also historically limited the growth potential of utility companies.

PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investments, but GGP may engage in active and frequent trading of securities if GGP believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Funds investments and risks, see More About the Funds beginning on page 16.

PERFORMANCE

No performance information is provided because the Fund began operations on December 28, 2001.

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                      CLASS I  CLASS II  CLASS III
                                      -------  --------  ---------
Shareholder  Fees(1)
  (paid  directly  from
  your  investment)
  Short-Term  Trading  Fee
    (as  a  percentage  of
    amount  redeemed  or
    exchanged)(2)                        None      None      1.00%

Annual  Fund  Operating  Expenses
  (deducted  from  Fund  assets)
  Management  Fees(3)                   0.80%     0.80%      0.80%
  Distribution  and/or
    Service  (12b-1)  Fees               None     0.25%       None
  Other  Expenses(4)                    0.28%     0.28%      0.28%
==================================================================
TOTAL  ANNUAL  FUND
  OPERATING  EXPENSES(5)                1.08%     1.33%      1.08%

---------------

1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Funds shares are purchased by a life insurance separate account as an investment option for these contracts.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

3 The Fund commenced operations on December 28, 2001. As a result, the management fee represents the fee which is payable to GGAMT, the Funds adviser, under its contract with the Fund.

4 As a new fund, these are estimates for the current fiscal year ending December 31, 2002. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.

5 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.15% for Class I shares, 1.40% for Class II shares and 1.15% for Class III shares through April 30, 2003. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Funds ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first three years of the Funds operations.

================================================================================


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, no changes in expenses, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years
                       ------  -------
Class  I                 $110     $343
Class  II                $135     $421
Class  III(1)            $110     $343

1 The example for Class III shares does not include the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold shares for the entire period.

FUND  SUMMARIES - GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND
================================================================================


OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Gartmore GVIT Global Health Sciences Fund seeks long term capital appreciation.

To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation. Products and services that have a health sciences orientation focus on maintaining or improving ones quality of life. So, for example, the Fund will invest in companies that are engaged in research and development or the production or distribution of products or services related to medicine, pharmaceuticals or personal health care. The Fund will invest 25% or more of its assets in at least one or more of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

The Fund primarily invests in equity securities which may include common stocks, preferred stocks, convertible securities, and depositary receipts. The Fund may invest in companies of any size. The Fund will invest in securities of large companies that are well established in the health sciences area because they can be expected to grow with the market. The Fund will also invest in securities of small to mid-size companies to the extent that they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting its investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in securities of companies located in emerging market countries, the Fund will invest in those countries.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

A security will generally be considered appropriate if (as determined by the portfolio manager) at least 50% of the issuers assets, revenues, or net income is related to, or derived from, the healthcare sector.

In analyzing specific companies for possible investment, the Funds portfolio manager ordinarily looks for several of the following characteristics:

-     Above-average per share earnings growth
-     Positive fundamental change taking place
-     High return on invested capital
-     A healthy balance sheet
-     Sound financial and accounting policies and overall financial strength
-     Strong competitive advantages
-     Effective research and product development and marketing
-     Strong management
- General operating characteristics that will enable the company to compete successfully in its respective markets

The portfolio manager considers whether to sell a particular security when any of the previous factors materially changes with respect to the security. A security will also be sold when the portfolio manager believes that an alternative investment provides more attractive risk/return characteristics.

The Fund may also lend portfolio securities on a short-term or long-term basis up to 30% of its total assets. The portfolio manager expects that the Fund will have a portfolio turnover rate of 300% or more.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Funds investments decreases. The value of your shares will also be impacted in part by the portfolio managers ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

SECTOR RISK. The Fund may be susceptible to factors affecting health science companies, especially those in health care and health care-related industries and therefore the value of the Funds investments may be more volatile than other funds that invest in a broader range of securities across different industries.

The Fund faces the risk that economic prospects of health-care companies may fluctuate dramatically due to changes in the regulatory and competitive environment. A significant portion of health-care services is funded or subsidized by the government, so that changes in government policies-at the state or federal level-may affect the demand for health-care products and services. Other risks include: the possibility that regulatory approvals (which often entail lengthy application and testing procedures) will not be granted for new drugs and medical products; lawsuits against health-care companies related to product liability issues and the rapid speed at which many healthcare products and services become obsolete.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP/SMALL CAP RISK. To the extent the Fund invests in smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Funds net asset value and total return.

CONCENTRATION RISK. The Fund will invest 25% or more of its assets in one or more of the health-related industry groups noted above. This ability to invest in a more concentrated range of securities than other mutual funds, increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the noted health-related industry groups.

PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the portfolio manager may engage in active and frequent trading of all or part of the securities held by the Fund if doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Funds investments and risks, see More About the Funds beginning on page 16.

FUND  SUMMARIES - GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND
================================================================================


PERFORMANCE

The following bar chart and table present the performance of the Fund. The annual total return shown in the bar chart does not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The table shows the Funds average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL  TOTAL  RETURN-CLASS  III  SHARES(3):

[GRAPHIC OMITTED]

2001      3.4%

Best  quarter:    16.4%   4th qtr. of 2001
Worst  quarter:  -15.9%   1st qtr. of 2001

AVERAGE  ANNUAL  TOTAL  RETURNS  AS  OF  DECEMBER  31,  2001:

                                       ONE     SINCE
                                      YEAR  INCEPTION(2)
                                   -------  ------------
Class  I  shares(1)                  3.67%         1.90%
Class  II  shares(3)                 3.15%         1.29%
Class  III  shares(3)                3.36%         1.59%
Goldman Sachs Healthcare Index(4)  -12.04%       -12.67%

---------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001. On December 28, 2001, Class I shares were liquidated and the resulting assets were used to purchase Class III shares. The returns presented are through December 27, 2001.

2    The Fund commenced operations on December 29, 2000.

3 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 27, 2001, prior to the creation of Class II or Class III shares. Class II shares returns have been restated to reflect the additional fees applicable to Class II shares, as described in the table below. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown. See "Buying and Selling Fund Shares Short-Term Trading Fees" on page 24 for more information.

4 The Goldman Sachs Healthcare Index is an unmanaged representative of the stocks in the healthcare sector. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

                                      CLASS I  CLASS II  CLASS III
                                      -------  --------  ---------
Shareholder  Fees(1)
  (paid  directly  from
  your  investment)
  Short-Term  Trading  Fee
    (as  a  percentage  of
    amount  redeemed)(2)                 None      None      1.00%

Annual  Fund  Operating  Expenses
  (deducted  from  Fund  assets)
  Management  Fees                      1.00%     1.00%      1.00%
  Distribution  and/or
  Service  (12b-1)  Fees                 None     0.25%       None
    Other  Expenses(3)                  0.32%     0.32%      0.32%
==================================================================
TOTAL  ANNUAL  FUND
  OPERATING  EXPENSES(5)                1.32%     1.57%      1.32%

---------------

1 Sales charges and other expenses will be imposed by variable annuity contracts or variable life insurance policies when the Funds shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.

2 A short-term trading fee of 1.00% may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

3 Other Expenses have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

4 GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.35% for Class I shares, 1.60% for Class II shares and 1.35% for Class III shares through April 30, 2003. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Funds ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first three years of the Funds operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, and the Funds operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 Year  3 Years  5 Years  10 Years
                ------  -------  -------  --------
Class I           $134     $418     $723    $1,590
Class II          $160     $496     $855    $1,867
Class III(1)      $134     $418     $723    $1,590

---------------

1 The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

MORE  ABOUT  THE  FUNDS
================================================================================


PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following additional principal investments and techniques in an effort to increase returns, protect assets or diversify investments. The SAI contains additional information about the Funds, including the Funds other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

DEPOSITARY RECEIPTS (ALL FUNDS). The Funds may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PREFERRED STOCK (GLOBAL FINANCIAL SERVICES, GLOBAL UTILITIES AND GLOBAL HEALTH SCIENCES). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends usually must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks generally do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES (GLOBAL FINANCIAL SERVICES, GLOBAL UTILITIES AND GLOBAL HEALTH SCIENCES). Convertible securities also known as convertibles -include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertibles market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and newer, better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS (GLOBAL FINANCIAL SERVICES AND GLOBAL UTILITIES). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITS (GLOBAL FINANCIAL SERVICES). Real estate investment trusts (REITs) are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

OTHER INVESTMENTS AND STRATEGIES

DERIVATIVES (GLOBAL FINANCIAL SERVICES AND GLOBAL UTILITIES). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

PRINCIPAL RISKS

FOREIGN RISK (ALL FUNDS). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that the Funds will lose money.

- COUNTRY--General securities market movements in any country in which the Funds have investments, are likely to affect the value of the Funds securities that trade in the country. These movements will affect the Funds share prices and the Funds performances. The political, economic and social structures of some countries in which the Funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.
- FOREIGN MARKETS--The Funds are subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Funds to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. These factors can reduce the amount the Funds can earn on their investments.
- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNT STANDARDS-- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Funds portfolio managers to completely and accurately determine a company's financial condition.
- CURRENCY--Some of the Funds investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Funds own and the Funds share prices. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Funds receive dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Funds may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

SMALL CAP RISK (ALL FUNDS). Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

-    lack depth of management
-    lack a proven track record
-    be unable to generate funds necessary for growth or development
- be developing or marketing new products or services for which markets are not yet established and may never become established
-    market products or services which may become quickly obsolete

Certain small cap companies in which the Funds invest are in the technology related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap companies in other industries. Therefore, while small cap companies may offer greater opportunities for capital growth than larger more established companies, they also involve greater risks and should be considered speculative.

MORE  ABOUT  THE  FUNDS
================================================================================


OTHER  RISKS

DERIVATIVES RISK (GLOBAL FINANCIAL SERVICES AND GLOBAL UTILITIES). An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counter parties to over-the-counter derivatives contracts present default risks if such counter parties fail to fulfill their obligations. Derivatives can make the Funds less liquid and harder to value, especially in declining markets. Also, the Funds may suffer disproportionately heavy losses relative to the amount of their investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, the Funds may not meet their investment objectives and may miss potential market upswings.

MANAGEMENTS  DISCUSSION  OF  FUND  PERFORMANCE
================================================================================


The following is managements discussion of the performance of the Gartmore GVIT Global Technology and Communications Fund and the Gartmore GVIT Health Sciences Fund for the year ended December 31, 2001. The other Funds had not operated during that time period. This discussion provides an overview of the economy and how it affected the Funds during the year. It also provides a look into the current and future investment techniques and strategies of the Funds from the perspective of the portfolio manager.

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK (CLASS I)?

For the year ended Dec. 31, 2001, the Gartmore GVIT Global Technology and Communications Fund returned 42.72% versus 24.13% for its benchmark, the Morgan Stanley High Tech 35 Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE FUNDS PERFORMANCE?

For technology investors, 2001 was a difficult and volatile year. Technology stocks suffered from huge swings in performance. Each quarter demanded a different strategy and positioning. The first and third quarters were periods of severe market declines, while the second and fourth quarters were periods of market rebounds.

The Fund underperfomed its benchmark in the first and fourth quarters. In the first quarter, stocks with high earnings growth rates were severely punished amid a slowing economy and lofty expectations. In the fourth quarter, high-growth stocks soared, and we underperformed due to our defensive positioning. We chose this defensive position because there was a lack of clear evidence that technology sector earnings had stabilized.

We outperformed the benchmark in the second and third quarters, driven by a second-quarter rebound in technology stocks and due to our more defensive positioning during the markets third-quarter plunge. However, the periods of outperformance were not enough to offset the huge declines that afflicted technology stocks in the first quarter.

WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

Top-performing holdings included eBay Inc., whose online public auction system gained wide acceptance as well as increasing revenues and users; NVIDIA Corp., which gained on its agreement to supply processors for Microsofts new "X-box" product; and defense stocks InVision Technologies Inc., L-3 Communications Holdings, Inc., and Engineered Support Systems Inc., which advanced on the increased demand for defense equipment after the terrorist attacks of Sept. 11.

Detractors from performance included high-valuation stocks that investors sold off as their high growth expectations were revised downward. These stocks included Veritas Software Corp., the storage and recovery system maker; QUALCOMM Inc., the circuit maker; and Brocade Communications Systems Inc., the storage networking stock. Juniper Networks, Inc., the Internet router producer, suffered from its decreasing sales to telecommunications companies, while Charter Communications, the cable operator, fell on management turnover issues.

Note: Portfolio composition is subject to change.

WHAT IS YOUR VIEW OF THE MARKET AND THE FUNDS POSITION FOR THE FUTURE?

We are positioned for the global economic recovery, and we have increased our weightings in the more cyclical segments of technology-and increased the earnings growth rate of the overall portfolio. We have begun to see technology sector earnings stabilize, and we believe 2002 will once again be a year of innovation and solid growth from the technology segment of the economy.


                COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT
                   IN THE GARTMORE GVIT GLOBAL TECHNOLOGY AND
                    COMMUNICATIONS FUND (CLASS I SHARES) AND
                  THE MORGAN STANLEY HIGH-TECH 35 INDEX(1),(2)

                                [GRAPHIC OMITTED]

              Morgan Stanley    Gartmore Global Technology
            High Tech 35 Index    and Communication Fund
            ------------------  --------------------------
6/30/2000                10000                       10000
12/31/2000                6557                        7504
12/31/2001                4975                        4298


                      GARTMORE GVIT GLOBAL TECHNOLOGY AND
                              COMMUNICATIONS FUND
                          Average Annual Total Return
                         Period ended December 31, 2001

                        1  Year  Life(3)
                        -------  -------
Class  I  shares        -42.72%  -42.96%
Class  II  shares(4)    -42.88%  -43.09%
Class  III  shares(4)   -42.72%  -42.96%

---------------

1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Morgan Stanley High-Tech 35 Index is an equal dollar-weighted index of 35 stocks in nine different technology subsectors. Unlike mutual fund returns, the Index does not include expenses. If expenses were included, the actual returns of this index would be lower.

3    The Fund commenced operations June 30, 2000.

4 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 31, 2001, prior to the creation of Class II or Class III shares. Class II shares returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown. See Buying and Selling Fund Shares-Short Term Trading Fees on page 24 for more information.

Past performance is not predictive of future performance.

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK (CLASS III)?

For the year ended Dec. 31, 2001, the Gartmore GVIT Global Health Sciences Fund returned 3.36% versus 12.04% for its benchmark, Goldman Sachs Healthcare Index.

WHAT OVERALL MARKET FACTORS CONTRIBUTED TO THE FUNDS PERFORMANCE?

The Funds performance can be attributed to good stock selection across various industries within the health care sector. In addition, the Funds continued low exposure to large-capitalization pharmaceuticals benefited performance during the year.

WHAT FACTORS/SECURITIES CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

Positive stock selection within the biotechnology sector contributed to the Funds solid returns for the year. As biotechnology stocks valuations (price/earnings ratios) reached attractive levels in the second half of the year, the Fund increased its exposure.

Top performers included Genzyme General, which advanced strongly as the company expanded its market share in the treatment of kidney disease with its drug Renagel. Gilead Sciences Inc. also gained as Viread, the companys HIV drug, received FDA approval and commenced sales. Issues regarding the strength of earnings growth for large-capitalization pharmaceutical stocks hurt stock prices. Patent expirations of key drugs and weak product pipelines caused investors concerns.

Johnson & Johnson had an exceptional year as investors became more enthusiastic about its new drug-coated stents, which are now in development. If this product proves successful, we believe it will revolutionize the stent industry, since replacements of stents (used for people who have blockages in their coronary arteries) should be reduced significantly. The Fund held a large position in the stock throughout the year.

Note: Portfolio composition is subject to change.

WHAT IS YOUR VIEW OF THE MARKET AND THE FUNDS POSITION FOR THE FUTURE?

We continue to be very positive regarding the prospects for the health care sector. As the population around the world ages, the health care industry will benefit from the demand for more and better medications, less-invasive surgical procedures and an improved quality of life. The health care sector continues to benefit from new research techniques that are speeding up the drug discovery process.

The Fund continues to be well diversified across the health care sector, investing in biotechnology, hospital, pharmaceutical, medical device and medical product companies. We continue to look for attractive companies that meet our investment criteria.

             COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
          GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND (CLASS III SHARES)
                  AND THE GOLDMAN SACHS HEALTHCARE INDEX(1),(2)

                                [GRAPHIC OMITTED]

             Goldman Sachs    Gartmore Global Health
            Healthcare Index      Sciences Fund
            ----------------  ----------------------
6/30/2000              10000                   10000
12/31/2000              9923                    9830
12/31/2001              8729                   10160

                    GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
                          Average Annual Total Return
                        Periods ended December 31, 2001

                           1 Year  Life(4)
                           ------  -------
Class  I  shares(3)         3.67%    1.90%
Class  II  shares(5)        3.15%    1.29%
Class  III  shares(5)       3.36%    1.59%

---------------

1 The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Goldman Sachs Healthcare Index is an unmanaged, modified capitalization-weighted index of companies involved in the healthcare industry. Unlike mutual fund returns, the Goldman Sachs Healthcare Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

3 On December 28, 2001, Class I shares were liquidated and the resulting assets were used to purchase Class III shares. The returns presented represent the period from January 1, 2001 through December 27, 2001.

4 The Gartmore GVIT Global Health Sciences Fund commenced operations December 29, 2000.

5 These returns are based on the performance of the Class I shares of the Fund which was achieved through December 27, 2001, prior to the creation of Class II or Class III shares. Class II shares returns have been restated to reflect the additional fees applicable to Class II shares. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown. See "Buying and Selling Fund Shares Short Term Trading Fees" on page 24 for more information.

Past performance is not predictive of future performance.

MANAGEMENT
================================================================================


INVESTMENT  ADVISERS

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AND GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and manages mutual fund assets. As of December 31, 2001, GMF and its affiliates had approximately $25.5 billion in assets under management, of which approximately $14 billion was managed by GMF.

Each Fund pays GMF a management fee, which is based on the Funds average daily net assets. The total management fees paid by the Fund for the fiscal year ended December 31, 2001, expressed as a percentage of a Funds average daily net assets, are as follows:

Fund                                                               Fee
----------------------------------------------------------------------
Gartmore  GVIT  Global  Technology  and  Communications  Fund    0.98%
Gartmore  GVIT  Global  Health  Sciences  Fund                   1.00%

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GVIT GLOBAL UTILITIES FUND:
Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. GGAMT was organized in July 2000, and advises mutual funds and institutional separate accounts. As of December 31, 2001, GGAMT and its U.S. affiliates had over $1.1 billion in assets under management, of which $41.7 million was managed by GGAMT.

Each Fund pays GGAMT a management fee, which is based on the Funds average daily net assets. The annual management fees payable by the Fund, expressed as a percentage of a Funds average daily net assets, are as follows:

Fund                                                               Fee
----------------------------------------------------------------------
Gartmore  GVIT  Global  Financial  Services  Fund                1.00%
Gartmore  GVIT  Global  Utilities  Fund                          0.80%

SUBADVISER FOR THE GARTMORE GVIT GLOBAL FINANCIAL SERVICES AND GARTMORE GVIT GLOBAL UTILITIES FUNDS

Gartmore Global Partners (GGP), 1200 River Road, Conshohocken, Pennsylvania 19428 is the subadviser to the Funds. Subject to the supervision of GGAMT and the Trustees, GGP manages the Funds assets in accordance with the Funds investment objectives and strategies. GGP makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2001, GGP manages more than $1.1 billion in assets.

Out of its management fee (1.00% for Gartmore GVIT Global Financial Services Fund and 0.80% for Gartmore GVIT Global Utilities Fund), GGAMT paid GGP an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the Funds average daily net assets, as follows:

Fund                                                               Fee
----------------------------------------------------------------------
Gartmore  GVIT  Global  Financial  Services  Fund                0.50%
Gartmore  GVIT  Global  Utilities  Fund                          0.40%

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the person primarily responsible for day-to-day management of the Funds.

PORTFOLIO  MANAGERS  FOR  THE  FUNDS

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: Aaron Harris is the portfolio manager for the Fund. Prior to joining GMF in April 2000, Mr. Harris was co-portfolio manager for the Nicholas-Applegate Global Technology Fund from 1998-March, 2000 and was an investment analyst in Global Research at Nicholas-Applegate from 1995-1997.

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: Robert Murphy is primarily responsible for the investment management of the Fund.

Mr. Murphy joined Gartmore Investment Management plc, an affiliate of GGP in 1999 as a Global Research Analyst. Prior to this, he worked for J.P. Morgan, an investment management firm, as a European

MANAGEMENT
================================================================================


Banks and Real Estate Analyst. Mr. Murphy has eleven years of experience in the investment management business.

GARTMORE GVIT GLOBAL UTILITIES FUND: Julian L. Sinclair is primarily responsible for the investment management of the Fund. Mr. Sinclair joined Gartmore Investment Management plc, an affiliate of GGP, as a graduate trainee in 1996 focusing on our US marketing efforts. In 1997 he moved to the Emerging Markets team as an equity analyst with country responsibility for Latin America and Israel and sector responsibility for technology, media and telecoms. In addition, he managed Latin American equity portfolios.

Mr. Sinclair joined the Global Research Team in July 2000 where he specialized in Internet and telecom service providers. In May 2001 he transferred to the Global Equities Team to manage the Gartmore GVIT Global Utilities Fund and other investment companies not offered in the U.S.

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: Paul Cluskey is the Funds portfolio manager and is responsible for the day-to-day management of the Fund and the selection of the Funds investments. Paul Cluskey joined GMF in April, 2001. Prior to that, he was the co-lead portfolio manager for Nicholas-Applegate Global Health Care Fund since its inception in September 1999. He also co-managed the Nicholas- Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he had been a senior small cap stock analyst with SEI Investments. Before that, he worked at Piper Jaffray, Inc. as a corporate finance analyst. Mr. Cluskey graduated from New York University; Stern School of Business with honors in 1993 with a BS in Finance.

BUYING  AND  SELLING  FUND  SHARES
================================================================================


WHO  CAN  BUY  SHARES  OF  THE  FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class III shares may be subject to a short-term trading fee as described below. Class II shares of the Funds may be sold to other insurance companies that are not affiliated with Nationwide or the Funds and to certain Nationwide separate accounts if Nationwide or its affiliates provide additional services necessary for it to receive 12b-1 fees. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine which Funds are available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells its Class I and Class III shares to separate accounts of Nationwide and may sell its Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.). It is anticipated that Gartmore Distribution Services, Inc. will become the Funds distributor after May 1, 2002.

PURCHASE  PRICE

The purchase price of each share of a Fund is its net asset value (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Funds Class I shares. Generally, net assets are based on the market value of the securities owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the assets of a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-    New Years Day
-    Martin  Luther  King,  Jr.  Day
-    Presidents  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other days when the New York Stock Exchange is not open.

Each  Fund  reserves  the  right  not  to  determine  its  NAV  when:

-    It has not received any orders to purchase, sell or exchange shares
-    Changes in the value of the Funds portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as a Funds administrator or its agent determines a price does not represent its fair value, a Funds investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Funds investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Funds investments may change on days when shares cannot be purchased or redeemed.

SELLING  SHARES

Shares can be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Funds investments at the time of sale.

BUYING  AND  SELLING  FUND  SHARES
================================================================================


RESTRICTIONS  ON  SALES

Shares of a Fund may not be redeemed or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

SHORT-TERM  TRADING  FEES

Short-term trading may be defined as frequent, short-term exchange activity for the purpose of profiting from day to day fluctuations in the Funds share price. This activity increases portfolio management expenses and disrupts portfolio management strategies. This, in turn, increases the probability that portfolio performance will be negatively impacted for all variable insurance contract owners indirectly investing in a Fund.

For these reasons, the Funds reserve the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner. A separate account that redeems Class III shares on behalf of a variable insurance contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the variable insurance contract owner for 60 days or less. For this purpose, if Class III shares were purchased on separate days, the Class III shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the affected Fund when a short-term redemption within the variable insurance contract occurs (i.e. the affected Fund is held 60 days or less) by the insurance company on behalf of the Fund, and they are intended to discourage variable insurance contract owners from short-term trading of Class III shares. They are designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading.

This fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as short-term trading. These redemptions within a variable insurance contract include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

1. Scheduled and systematic redemptions, including asset rebalancing and dollar cost averaging

2. Variable insurance contract withdrawals or loans, including required minimum distributions

3. Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION  PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate its distributor for the Funds for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, a Fund that has Class II shares pays its distributor, from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Funds Class II shares average daily net assets. Because these fees are paid out of a Funds assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

DISTRIBUTION  AND  TAXES
================================================================================


DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Funds net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds

FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand a Funds financial performance for the period of a Funds operation. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Funds financial statement, is included in the annual report, which is available upon request.

                                                                                     GARTMORE
                                                                 GARTMORE              GVIT
                                                                   GVIT               GLOBAL
                                                                  GLOBAL            FINANCIAL
                                                                UTILITIES            SERVICES
                                                                   FUND                FUND
                                                                 CLASS I             CLASS I
                                                              --------------      --------------
                                                               PERIOD ENDED        PERIOD ENDED
                                                               DECEMBER 31,        DECEMBER 31,
                                                                 2001(a)             2001(b)
                                                              --------------      --------------
NET ASSETS VALUE -
  BEGINNING OF PERIOD                                         $       10.00       $       10.00
                                                              --------------      --------------

INVESTMENT ACTIVITIES:
  Net realized and unrealized gains (losses) on investments            0.01                0.13
                                                              --------------      --------------
    Total investment activities                                        0.01                0.13
                                                              --------------      --------------
Net increase (decrease) in net asset                                   0.01                0.13
                                                              --------------      --------------
NET ASSET VALUE -
  END OF PERIOD                                               $       10.01       $       10.13
                                                              ==============      ==============

Total Return                                                           0.10%(c)            1.32%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets, at end of period (000)                            $       3,002   $           3,041
Ratio of expenses to average net assets                                1.15% (d)           1.35%(d)
Ratio of net investment income (loss) to average net assets           (0.12%)(d)           0.33%(d)
Ratio of expenses to average net assets*                               8.45% (d)           8.56%(d)
Portfolio turnover                                                     0.00%               0.00%

------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(a) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share which resulted in a return of 0.00% for the period.

(b) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share which resulted in a return of 0.00% for the period.

(c)  Not annualized.

(d)  Annualized.

                                                                                      GARTMORE GVIT
                                                                              GLOBAL HEALTH SCIENCES FUND
                                                                     CLASS I SHARES                 CLASS III SHARES
                                                              --------------------------------     ------------------
                                                               PERIOD ENDED       PERIOD ENDED        PERIOD ENDED
                                                               DECEMBER 27,       DECEMBER 31,        DECEMBER 31,
                                                                2001(a)(b)          2000(c)             2001(b)
                                                              --------------     --------------     ------------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                         $        9.83      $       10.00      $           10.17
                                                              --------------     --------------     ------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                        (0.03)                 -                     -
  Net realized and unrealized gains (losses) on investments            0.39              (0.17)                 (0.03)
                                                              --------------     --------------     ------------------
    Total investment activities                                        0.36              (0.17)                 (0.03)
                                                              --------------     --------------     ------------------

Distributions:
  Net investment income                                               (0.02)                 -                      -
                                                              --------------     --------------     ------------------

    Total distributions                                               (0.02)                 -                      -
                                                              --------------     --------------     ------------------

Net increase (decrease) in net asset Value                             0.34              (0.17)                 (0.03)
                                                              --------------     --------------     ------------------

NET ASSET VALUE -
  END OF PERIOD                                               $       10.17      $        9.83      $           10.14
                                                              ==============     ==============     ==================
Total Return                                                           3.67%(d)         (1.70%) (d)             (0.30%)(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                            $       2,549      $       2,458      $           2,540
Ratio of expense to average net assets                                 1.24% (e)          1.00% (e)              1.35% (e)
Ratio of net investment income (loss) to average net assets           (0.32%)(e)         (1.00%)(e)             (1.13%)(e)
Ratio of expense to average net assets*                                5.51% (e)         28.69% (e)              1.35% (e)
Portfolio turnover                                                   892.96%             0.00%                 892.96%

--------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) Class I shares were exchanged into Class III shares effective December 28, 2001.

(c) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

(d)  Not annualized.

(e)  Annualized.

FINANCIAL  HIGHLIGHTS
================================================================================

                                                                      GARTMORE GVIT
                                                                  GLOBAL TECHNOLOGY AND
                                                                   COMMUNICATIONS FUND
                                                                         CLASS I
                                                              ------------------------------
                                                                YEAR ENDED     PERIOD ENDED
                                                               DECEMBER 31,    DECEMBER 31,
                                                                 2001(a)         2000(b)
                                                              --------------  --------------
NET ASSET VALUE -
  BEGINNING OF PERIOD                                         $        7.35   $       10.00
                                                              --------------  --------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                        (0.03)          (0.01)
  Net realized and unrealized gains (losses) on investments           (3.11)          (2.48)
                                                              --------------  --------------
    Total investment activities                                       (3.14)          (2.49)
                                                              --------------  --------------
DISTRIBUTIONS:
  In excess of net realized gains                                         -           (0.16)
                                                              --------------  --------------
    Total distributions                                                   -           (0.16)
                                                              --------------  --------------
Net increase (decrease) in net asset value                            (3.14)          (2.65)
                                                              --------------  --------------
NET ASSET VALUE -
  END OF PERIOD                                               $        4.21   $        7.35
                                                              ==============  ==============
Total Return                                                        (42.72%)         (24.96%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                            $      15,585   $      12,127
Ratio of expenses to average net assets                                1.35%           1.35% (d)
Ratio of net investment income (loss) to average net assets           (0.88%)         (0.44%)(d)
Ratio of expenses to average net assets*                               2.02%           2.57% (d)
Portfolio turnover                                                   894.05%         305.36%

--------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(c)  Not annualized.

(d)  Annualized.

                      [This Page Left Blank Intentionally]

INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents which may be obtained free of charge contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)

-    Annual Report

-    Semi-Annual Report

To obtain a document free of charge, call 1-800-848-6331 or contact your variable insurance provider.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUSTS INVESTMENT COMPANY ACT FILE NO.: 811-3213


GARTMORE  FUNDS

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
www.gartmorefunds.com

================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY ___, 2003

                        GARTMORE VARIABLE INSURANCE TRUST
                 (formerly "Nationwide Separate Account Trust")

  Strong GVIT Mid Cap Growth Fund (formerly "Strong NSAT Mid Cap Growth Fund")
    Nationwide GVIT Strategic Value Fund (formerly "Nationwide Strategic Value
                                     Fund")
     Comstock GVIT Value Fund (formerly "Federated GVIT Equity Income Fund") Federated GVIT High Income Bond Fund (formerly "Federated NSAT High Income Bond
                                     Fund")
   J.P. Morgan GVIT Balanced Fund (formerly "J.P. Morgan NSAT Balanced Fund") MAS GVIT Multi Sector Bond Fund (formerly "MAS NSAT Multi Sector Bond Fund")
     GVIT Small Cap Value Fund (formerly "Nationwide Small Cap Value Fund")
    GVIT Small Cap Growth Fund (formerly "Nationwide Small Cap Growth Fund") Gartmore GVIT Worldwide Leaders Fund (formerly "Nationwide Global 50 Fund")
  Dreyfus GVIT Mid Cap Index Fund (formerly "Dreyfus NSAT Mid Cap Index Fund")
       GVIT Small Company Fund (formerly "Nationwide Small Company Fund")
         Gartmore GVIT Total Return Fund (formerly "Total Return Fund")
        Gartmore GVIT Growth Fund (formerly "Capital Appreciation Fund")
      Gartmore GVIT Government Bond Fund (formerly "Government Bond Fund")
         Gartmore GVIT Money Market Fund (formerly "Money Market Fund")
    Turner GVIT Growth Focus Fund (formerly "Turner NSAT Growth Focus Fund") Gartmore GVIT Global Technology and Communications Fund (formerly "Gartmore NSAT
                   Global Technology and Communications Fund")
Gartmore GVIT Global Health Sciences Fund (formerly "Gartmore NSAT Global Health
                                 Sciences Fund")
   Gartmore GVIT Emerging Markets Fund (formerly "Gartmore NSAT Emerging Markets
                                     Fund")
  Gartmore GVIT International Growth Fund (formerly "Gartmore NSAT International
                                  Growth Fund")
Gartmore GVIT Global Leaders Fund (formerly "Gartmore NSAT Global Leaders Fund")
   Gartmore GVIT European Leaders Fund (formerly "Gartmore NSAT European Growth
                                     Fund")
 Gartmore GVIT Global Small Companies Fund (formerly "Gartmore NSAT Global Small
                                Companies Fund")
           Gartmore GVIT OTC Fund (formerly "Gartmore NSAT OTC Fund")
                     Gartmore GVIT U.S. Growth Leaders Fund
    Gartmore GVIT Nationwide Leaders Fund (formerly "Gartmore GVIT U.S. Leaders
                                     Fund")
                     Gartmore GVIT Asia Pacific Leaders Fund
                  Gartmore GVIT Global Financial Services Fund
                       Gartmore GVIT Global Utilities Fund
   Gartmore GVIT Investor Destinations Aggressive Fund (formerly "NSAT Investor
                         Destinations Aggressive Fund")
  Gartmore GVIT Investor Destinations Moderately Aggressive Fund (formerly "NSAT
               Investor Destinations Moderately Aggressive Fund")
    Gartmore GVIT Investor Destinations Moderate Fund (formerly "NSAT Investor
                          Destinations Moderate Fund")
Gartmore GVIT Investor Destinations Moderately Conservative Fund (formerly "NSAT
              Investor Destinations Moderately Conservative Fund")

  Gartmore GVIT Investor Destinations Conservative Fund (formerly "NSAT Investor
                        Destinations Conservative Fund")
      Gartmore GVIT Money Market Fund II (formerly "Money Market Fund II")

     Gartmore Variable Insurance Trust is a registered open-end investment company currently consisting of 35 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

     This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

     Strong  GVIT  Mid  Cap Growth Fund, Dreyfus GVIT Mid Cap Index Fund, Turner
          GVIT Growth Focus Fund, Comstock GVIT Value Fund, J.P. Morgan GVIT Balanced Fund, MAS GVIT Multi Sector Bond Fund and Federated GVIT High Income Bond Fund, dated May 1, 2002.
     GVIT Small  Cap  Value  Fund,  GVIT  Small  Company Fund and GVIT Small Cap
          Growth  Fund  dated  May  1,  2002.
     Nationwide  GVIT  Strategic  Value  Fund  dated  May  1,  2002.
     Gartmore  GVIT Total Return Fund and Gartmore GVIT Growth Fund dated May 1,
          2002.
     Gartmore  GVIT  Government  Bond  Fund  and Gartmore GVIT Money Market Fund
          dated  May  1,  2002.
     Gartmore  GVIT  Global  Technology  and  Communications Fund, Gartmore GVIT
          Global Financial Services Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Health Sciences Fund dated May 1, 2002 (as amended January 1, 2003).
     Gartmore  GVIT Emerging Markets Fund and Gartmore GVIT International Growth
          Fund  dated  May  1,  2002.
     Gartmore  GVIT Global Leaders Fund and Gartmore GVIT Global Small Companies
          Fund dated May 1, 2002 (shares of these Funds are not currently offered).
     Gartmore  GVIT  OTC  Fund  dated  May  1, 2002 (shares of this Fund are not currently  offered).
     Gartmore GVIT Worldwide Leaders Fund, Gartmore GVIT Nationwide Leaders Fund
          and Gartmore GVIT U.S. Growth Leaders Fund, dated May 1, 2002. Gartmore GVIT Asia Pacific Leaders Fund and Gartmore GVIT European Leaders
          Fund, dated May 1, 2002 (shares of these Funds are not currently offered).
     Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor
          Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund (collectively the "GVIT Investor Destinations Funds") dated May 1, 2002.
     Gartmore  GVIT  Money  Market  Fund  II  dated  May  1,  2002.
     Gartmore  GVIT  Money  Market  Fund,  Class  V,  dated  October  15,  2002.

     Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-6331.

TABLE OF CONTENTS                                                        PAGE
-----------------                                                        ----

General Information and History . . . . . . . . . . . . . . . . . . . .     1
Additional Information on Portfolio Instruments and Investment Policies     1
Description of Portfolio Instruments and Investment Policies. . . . . .     8
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .    50
Major Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .    56
Trustees and Officers of the Trust. . . . . . . . . . . . . . . . . . .    58
Performance Advertising . . . . . . . . . . . . . . . . . . . . . . . .    66
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .    71
Brokerage Allocations . . . . . . . . . . . . . . . . . . . . . . . . .   101
Purchases, Redemptions and Pricing of Shares. . . . . . . . . . . . . .   108
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .   110
Tax Status. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   112
Other Tax Consequences. . . . . . . . . . . . . . . . . . . . . . . . .   112
Tax Consequences to Shareholders. . . . . . . . . . . . . . . . . . . .   113
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .   113
Appendix A - Debt Ratings . . . . . . . . . . . . . . . . . . . . . . .   114

GENERAL  INFORMATION  AND  HISTORY

     Gartmore Variable Insurance Trust, formerly Nationwide Separate Account Trust, is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 35 separate series, each with its own investment objective. Each of the Funds, except for Strong GVIT Mid Cap Growth Fund, Gartmore GVIT Small Company Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund,
Gartmore  GVIT  Worldwide Leaders Fund, Gartmore GVIT Asia Pacific Leaders Fund,
Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Technology and Communications Fund and each of the GVIT Investor Destinations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the GVIT Investor Destinations Funds, this Statement of Additional Information uses the term "Fund" to include the Underlying Funds in which such Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each GVIT Investor Destinations Fund, including their respective Underlying Funds.

                                                  Strong  Dreyfus            Gartmore  Gartmore
                                                   GVIT    GVIT    Gartmore    GVIT      GVIT    Gartmore             Gartmore
                                        Gartmore   Mid      Mid      GVIT     Small     Small      GVIT     Comstock    GVIT
                                          GVIT     Cap      Cap     Small      Cap       Cap     Worldwide    GVIT     Total
TYPE OF INVESTMENT OR TECHNIQUE          Growth   Growth   Index   Company    Growth    Value     Leaders    Value     Return
--------------------------------------  --------  ------  -------  --------  --------  --------  ---------  --------  -------
U.S. common stocks                      Y         Y       Y        Y         Y         Y         Y          Y         Y
Preferred stocks                        Y         Y       Y        Y         Y         Y         Y          Y         Y
Small company stocks                    Y         Y       Y        Y         Y         Y         Y          Y         Y
Special situation companies             Y         Y       Y        Y         Y         Y         Y          Y         Y
Illiquid securities                     Y         Y       Y        Y         Y         Y         Y          Y         Y
Restricted securities                   Y         Y       Y        Y         Y         Y         Y          Y         Y
When-issued / delayed-delivery
  securities                            Y         Y       Y        Y         Y         Y         Y          Y         Y
Limited liability companies                                        Y                                        Y
Investment companies                    Y         Y       Y        Y         Y         Y         Y          Y         Y
Real estate securities                            Y       Y        Y         Y                   Y          Y
Securities of foreign issuers           Y         Y       Y        Y         Y         Y         Y          Y         Y
Depositary receipts                     Y                 Y        Y         Y         Y         Y          Y         Y
Securities from developing
  countries/emerging markets                                       Y         Y                   Y          Y
Convertible securities                  Y         Y       Y        Y         Y         Y         Y          Y         Y
Long-term debt                                    Y       Y        Y         Y         Y                    Y
Long-term debt when originally
issued but with less than 397
days remaining to maturity                        Y       Y        Y         Y         Y                    Y         Y
Short-term debt                         Y         Y       Y        Y         Y         Y         Y          Y         Y
Floating and variable rate securities   Y                          Y                                        Y         Y
Zero coupon securities                            Y       Y        Y         Y                              Y
Step-coupon securities                                                                                      Y
Pay-in-kind bonds                                 Y       Y                  Y                              Y
Deferred payment securities                       Y       Y                  Y                              Y
Brady bonds
Non-investment grade debt                         Y       Y        Y         Y                              Y
Loan participations and assignments
Sovereign debt (foreign)
  (denominated in U.S. $)                                          Y                             Y
Foreign commercial paper
  (denominated in U.S. $)               Y                          Y                             Y          Y         Y
Duration                                                                                         Y
U.S. Government securities              Y         Y       Y        Y         Y         Y         Y          Y         Y
Money market instruments                Y         Y       Y        Y         Y         Y         Y          Y         Y
Mortgage-backed securities                        Y       Y        Y


                                                               MAS    Federated
                                          J.P.     Gartmore    GVIT     GVIT                     Turner
                                         Morgan      GVIT     Multi     High             Money    GVIT
                                          GVIT    Government  Sector   Income    Money   Market  Growth
TYPE OF INVESTMENT OR TECHNIQUE         Balanced     Bond      Bond     Bond     Market    II    Focus
--------------------------------------  --------  ----------  ------  ---------  ------  ------  ------
U.S. common stocks                      Y                             Y                          Y
Preferred stocks                        Y                             Y                          Y
Small company stocks                                                  Y                          Y
Special situation companies                                           Y                          Y
Illiquid securities                     Y         Y           Y       Y          Y       Y       Y
Restricted securities                   Y         Y           Y       Y          Y       Y       Y
When-issued / delayed-delivery
  securities                            Y         Y           Y       Y          Y       Y       Y
Limited liability companies                                           Y                          Y
Investment companies                    Y         Y           Y       Y          Y       Y       Y
Real estate securities                  Y                     Y       Y                          Y
Securities of foreign issuers           Y         Y           Y       Y                          Y
Depositary receipts                     Y                     Y       Y                          Y
Securities from developing
  countries/emerging markets            Y                     Y       Y                          Y
Convertible securities                  Y         Y           Y       Y
Long-term debt                          Y         Y           Y       Y          Y       Y
Long-term debt when originally
issued but with less than 397
days remaining to maturity              Y         Y           Y       Y          Y       Y
Short-term debt                         Y         Y           Y       Y          Y       Y       Y
Floating and variable rate securities   Y         Y           Y       Y          Y       Y
Zero coupon securities                  Y         Y           Y       Y
Step-coupon securities                                        Y       Y
Pay-in-kind bonds                       Y                     Y       Y
Deferred payment securities             Y                     Y       Y
Brady bonds                             Y                     Y
Non-investment grade debt               Y                     Y       Y
Loan participations and assignments     Y                     Y       Y          Y       Y
Sovereign debt (foreign)
  (denominated in U.S. $)               Y         Y           Y                  Y       Y
Foreign commercial paper
  (denominated in U.S. $)               Y                     Y       Y          Y       Y       Y
Duration                                          Y           Y       Y
U.S. Government securities              Y         Y           Y       Y          Y       Y       Y
Money market instruments                Y         Y           Y       Y          Y       Y       Y
Mortgage-backed securities              Y         Y           Y       Y          Y       Y

                                           Gartmore
                                             GVIT
                                            Global      Gartmore                                               Gartmore
                                          Technology      GVIT    Gartmore    Gartmore     Gartmore  Gartmore    GVIT
                                             and         Global     GVIT        GVIT         GVIT      GVIT     Global    Gartmore
                                        Communications   Health   Emerging  International   Global   European    Small      GVIT
TYPE OF INVESTMENT OR TECHNIQUE               II        Sciences  Markets      Growth      Leaders   Leaders   Companies    OTC
--------------------------------------  --------------  --------  --------  -------------  --------  --------  ---------  --------
U.S. common stocks                      Y               Y         Y         Y              Y         Y         Y          Y
Preferred stocks                        Y               Y         Y         Y              Y         Y         Y          Y
Small company stocks                    Y               Y         Y         Y              Y         Y         Y          Y
Special situation companies             Y               Y         Y         Y              Y         Y         Y          Y
Illiquid securities                     Y               Y         Y         Y              Y         Y         Y          Y
Restricted securities                   Y               Y         Y         Y              Y         Y         Y          Y
When-issued / delayed-delivery
  securities                            Y               Y         Y         Y              Y         Y         Y          Y
Limited liability companies                                       Y         Y
Investment companies                    Y               Y         Y         Y
Real estate securities                  Y               Y         Y         Y              Y         Y         Y          Y
Securities of foreign issuers           Y               Y         Y         Y              Y         Y         Y          Y
Depositary receipts                     Y               Y         Y         Y              Y         Y         Y          Y
Securities from developing
  countries / emerging markets          Y               Y         Y         Y              Y         Y         Y          Y
Convertible securities                  Y               Y         Y         Y              Y         Y         Y          Y
Long-term debt                                                    Y         Y
Long-term debt when originally
  issued but with less than
  397 days remaining to maturity                                  Y         Y
Short-term debt                         Y               Y         Y         Y              Y         Y         Y          Y
Floating and variable rate securities   Y               Y         Y         Y                        Y
Zero coupon securities                                            Y         Y                        Y
Step-coupon securities                                            Y         Y
Pay-in-kind bonds                                                 Y         Y
Deferred payment securities                                       Y         Y
Brady bonds                                                       Y         Y                        Y
Non-investment grade debt                                         Y         Y
Loan participations and assignments                               Y         Y
Sovereign debt (foreign)
  (denominated in U.S. $)                                         Y         Y              Y         Y         Y          Y
Foreign commercial paper
  (denominated in U.S. $)                               Y         Y         Y              Y         Y         Y          Y
Duration                                                          Y         Y              Y         Y         Y          Y
U.S. Government securities              Y               Y         Y         Y              Y         Y         Y          Y
Money market instruments                Y               Y         Y         Y              Y         Y         Y          Y
Mortgage-backed securities                                        Y         Y


                                                    Gartmore  Gartmore  Gartmore
                                         Gartmore     GVIT      GVIT      GVIT     Gartmore
                                           GVIT       U.S.      Asia     Global      GVIT
                                        Nationwide   Growth   Pacific   Financial   Global
TYPE OF INVESTMENT OR TECHNIQUE          Leaders    Leaders   Leaders   Services   Utilities
--------------------------------------  ----------  --------  --------  ---------  ---------
U.S. common stocks                      Y           Y         Y         Y          Y
Preferred stocks                        Y           Y         Y         Y          Y
Small company stocks                    Y           Y         Y         Y          Y
Special situation companies             Y           Y         Y         Y          Y
Illiquid securities                     Y           Y         Y         Y          Y
Restricted securities                   Y           Y         Y         Y          Y
When-issued / delayed-delivery
  securities                            Y           Y         Y         Y          Y
Limited liability companies
Investment companies                    Y           Y         Y         Y          Y
Real estate securities                                                  Y          Y
Securities of foreign issuers           Y           Y         Y         Y          Y
Depositary receipts                     Y           Y         Y         Y          Y
Securities from developing
  countries / emerging markets                      Y         Y         Y          Y
Convertible securities                  Y           Y         Y         Y          Y
Long-term debt                          Y           Y         Y         Y          Y
Long-term debt when originally
  issued but with less than
  397 days remaining to maturity        Y           Y         Y         Y          Y
Short-term debt                         Y           Y         Y         Y          Y
Floating and variable rate securities   Y           Y         Y         Y          Y
Zero coupon securities                                        Y         Y          Y
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities                                   Y         Y          Y
Brady bonds                                                   Y         Y          Y
Non-investment grade debt                           Y         Y
Loan participations and assignments
Sovereign debt (foreign)
  (denominated in U.S. $)
Foreign commercial paper
  (denominated in U.S. $)               Y
Duration
U.S. Government securities              Y           Y         Y         Y          Y
Money market instruments                Y           Y         Y         Y          Y
Mortgage-backed securities                          Y

                                                                    GVIT                        GVIT
                                                      GVIT        Investor        GVIT        Investor        GVIT
                                                    Investor    Destinations    Investor    Destinations    Investor    Nationwide
                                                  Destinations   Moderately   Destinations   Moderately   Destinations  Strategic
TYPE OF INVESTMENT OR TECHNIQUE                    Aggressive    Aggressive     Moderate    Conservative  Conservative    Value
------------------------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
U.S. common stocks                                Y             Y             Y             Y             Y             Y
Preferred stocks                                                                                                        Y
Small company stocks                              Y             Y             Y             Y             Y             Y
Special situation companies                       Y             Y             Y             Y             Y             Y
Illiquid securities                               Y             Y             Y             Y             Y             Y
Restricted securities                             Y             Y             Y             Y             Y             Y
When-issued / delayed-delivery securities         Y             Y             Y             Y             Y             Y
Limited liability companies
Investment companies                              Y             Y             Y             Y             Y             Y
Real estate securities                                                                                                  Y
Securities of foreign issuers                     Y             Y             Y             Y             Y             Y
Depositary receipts                               Y             Y             Y             Y             Y
Securities from developing
  countries / emerging markets
Convertible securities                                                                                                  Y
Long-term debt                                    Y             Y             Y             Y             Y             Y
Long-term debt when originally
  issued but with less than
  397 days remaining to maturity                  Y             Y             Y             Y             Y             Y
Short-term debt                                   Y             Y             Y             Y             Y             Y
Floating and variable rate securities             Y             Y             Y             Y             Y
Zero coupon securities
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities
Brady bonds
Non-investment grade debt                                                                                               Y
Loan participations and assignments
Sovereign debt (foreign) (denominated in U.S. $)  Y             Y             Y             Y             Y
Foreign commercial paper (denominated in U.S. $)  Y             Y             Y             Y             Y
Duration                                          Y             Y             Y             Y             Y
U.S. Government securities                        Y             Y             Y             Y             Y             Y
Money market instruments                          Y             Y             Y             Y             Y             Y
Mortgage-backed securities                        Y             Y             Y             Y             Y             Y

                                                    Strong  Dreyfus            Gartmore  Gartmore
                                                     GVIT    GVIT    Gartmore    GVIT      GVIT    Gartmore             Gartmore
                                          Gartmore   Mid      Mid      GVIT     Small     Small      GVIT     Comstock    GVIT
                                            GVIT     Cap      Cap     Small      Cap       Cap     Worldwide    GVIT     Total
TYPE OF INVESTMENT OR TECHNIQUE            Growth   Growth   Index   Company    Growth    Value     Leaders    Value     Return
----------------------------------------  --------  ------  -------  --------  --------  --------  ---------  --------  --------
Stripped mortgage-backed securities
Collateralized mortgage obligations
Mortgage dollar rolls                               Y                Y
Asset-backed securities                   Y         Y                Y                                                  Y
Bank and/or Savings and Loan obligations  Y         Y       Y        Y         Y                   Y          Y         Y
Repurchase agreements                     Y         Y       Y        Y         Y         Y         Y          Y         Y
Reverse repurchase agreements                       Y       Y        Y         Y         Y         Y          Y
Warrants                                  Y         Y       Y        Y         Y         Y         Y          Y         Y
Futures                                   Y         Y       Y        Y         Y                   Y          Y         Y
Options                                   Y         Y       Y        Y         Y                   Y          Y         Y
Foreign currencies                                  Y       Y        Y         Y                   Y
Forward currency contracts                Y                          Y         Y                   Y                    Y
Borrowing money                           Y         Y       Y        Y         Y         Y         Y          Y         Y
Lending of portfolio securities           Y         Y       Y        Y         Y         Y         Y          Y         Y
Short sales                               Y         Y       Y        Y                             Y
Swap agreements
Extendable commercial notes
Wrap contracts
Indexed securities                        Y                                                                             Y
Nationwide Contract


                                                                 MAS    Federated
                                            J.P.     Gartmore    GVIT     GVIT                     Turner
                                           Morgan      GVIT     Multi     High             Money    GVIT
                                            GVIT    Government  Sector   Income    Money   Market  Growth
TYPE OF INVESTMENT OR TECHNIQUE           Balanced     Bond      Bond     Bond     Market    II    Focus
----------------------------------------  --------  ----------  ------  ---------  ------  ------  ------
Stripped mortgage-backed securities                 Y           Y
Collateralized mortgage obligations       Y         Y           Y
Mortgage dollar rolls                     Y         Y           Y                                  Y
Asset-backed securities                   Y         Y           Y       Y          Y       Y
Bank and/or Savings and Loan obligations  Y         Y           Y       Y          Y       Y       Y
Repurchase agreements                     Y         Y           Y       Y          Y       Y       Y
Reverse repurchase agreements             Y                     Y       Y                          Y
Warrants                                  Y                     Y       Y                          Y
Futures                                   Y                     Y       Y                          Y
Options                                   Y                     Y       Y                          Y
Foreign currencies                                              Y                                  Y
Forward currency contracts                                      Y                                  Y
Borrowing money                           Y         Y           Y       Y          Y       Y       Y
Lending of portfolio securities           Y         Y           Y       Y          Y       Y       Y
Short sales                                                                                        Y
Swap agreements                                                 Y       Y
Extendable commercial notes                                                        Y       Y       Y
Wrap contracts
Indexed securities
Nationwide Contract

                                             Gartmore
                                               GVIT       Gartmore                                               Gartmore
                                              Global        GVIT    Gartmore    Gartmore     Gartmore  Gartmore    GVIT
                                            Technology     Global     GVIT        GVIT         GVIT      GVIT     Global
                                               and         Health   Emerging  International   Global   European    Small
TYPE OF INVESTMENT OR TECHNIQUE           Communications  Sciences  Markets      Growth      Leaders   Leaders   Companies
----------------------------------------  --------------  --------  --------  -------------  --------  --------  ---------
Stripped mortgage-backed securities
Collateralized mortgage obligations
Mortgage dollar rolls
Asset-backed securities
Bank and/or Savings and Loan obligations  Y               Y         Y         Y              Y         Y         Y
Repurchase agreements                     Y               Y         Y         Y              Y         Y         Y
Reverse repurchase agreements             Y                                                            Y
Warrants                                  Y               Y         Y         Y              Y         Y         Y
Futures                                   Y               Y         Y         Y              Y         Y         Y
Options                                   Y                         Y         Y              Y         Y         Y
Foreign currencies                        Y               Y         Y         Y              Y         Y         Y
Forward currency contracts                Y               Y         Y         Y              Y         Y         Y
Borrowing money                           Y               Y         Y         Y              Y         Y         Y
Lending of portfolio securities           Y               Y         Y         Y              Y         Y         Y
Short sales                               Y               Y         Y         Y              Y         Y         Y
Swap agreements
Extendable commercial notes
Wrap contracts
Indexed securities
Nationwide Contract


                                                                Gartmore  Gartmore  Gartmore
                                                     Gartmore     GVIT      GVIT      GVIT     Gartmore
                                          Gartmore     GVIT       U.S.      Asia     Global      GVIT
                                            GVIT    Nationwide   Growth   Pacific   Financial   Global
TYPE OF INVESTMENT OR TECHNIQUE             OTC      Leaders    Leaders   Leaders   Services   Utilities
----------------------------------------  --------  ----------  --------  --------  ---------  ---------
Stripped mortgage-backed securities
Collateralized mortgage obligations
Mortgage dollar rolls
Asset-backed securities                                         Y
Bank and/or Savings and Loan obligations  Y         Y           Y         Y         Y          Y
Repurchase agreements                     Y         Y           Y         Y         Y          Y
Reverse repurchase agreements                                             Y         Y          Y
Warrants                                  Y                     Y         Y         Y          Y
Futures                                   Y                     Y         Y         Y          Y
Options                                   Y                     Y         Y         Y          Y
Foreign currencies                        Y                     Y         Y         Y          Y
Forward currency contracts                Y                     Y         Y         Y          Y
Borrowing money                           Y         Y           Y         Y         Y          Y
Lending of portfolio securities           Y         Y           Y         Y         Y          Y
Short sales                                         Y           Y         Y         Y          Y
Swap agreements                           Y
Extendable commercial notes
Wrap contracts
Indexed securities
Nationwide Contract

                                                            GVIT                        GVIT
                                              GVIT        Investor        GVIT        Investor        GVIT
                                            Investor    Destinations    Investor    Destinations    Investor    Nationwide
                                          Destinations   Moderately   Destinations   Moderately   Destinations  Strategic
TYPE OF INVESTMENT OR TECHNIQUE            Aggressive    Aggressive     Moderate    Conservative  Conservative    Value
----------------------------------------  ------------  ------------  ------------  ------------  ------------  ----------
Stripped mortgage-backed securities
Collateralized mortgage obligations       Y             Y             Y             Y             Y
Mortgage dollar rolls                     Y             Y             Y             Y             Y             Y
Asset-backed securities                   Y             Y             Y             Y             Y             Y
Bank and/or Savings and Loan obligations  Y             Y             Y             Y             Y             Y
Repurchase agreements                     Y             Y             Y             Y             Y             Y
Reverse repurchase agreements                                                                                   Y
Warrants                                                                                                        Y
Futures                                   Y             Y             Y             Y             Y             Y
Options                                   Y             Y             Y             Y             Y             Y
Foreign currencies                        Y             Y             Y             Y             Y             Y
Forward currency contracts                Y             Y             Y             Y             Y
Borrowing money                           Y             Y             Y             Y             Y             Y
Lending of portfolio securities           Y             Y             Y             Y             Y             Y
Short sales                               Y             Y             Y             Y             Y             Y
Swap agreements                           Y             Y             Y             Y             Y
Extendable commercial notes               Y             Y             Y             Y             Y
Wrap contracts                            Y             Y             Y             Y             Y
Indexed securities                        Y             Y             Y             Y             Y
Nationwide Contract                       Y             Y             Y             Y             Y

DESCRIPTION  OF  PORTFOLIO  INSTRUMENTS  AND  INVESTMENT  POLICIES

THE  GVIT  INVESTOR  DESTINATIONS  FUNDS

     Each of the GVIT Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the GVIT Investor Destinations Funds discusses the investment objectives and strategies for each GVIT Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each GVIT Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the GVIT Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the GVIT Investor Destinations Aggressive Fund currently - the Nationwide contract (described more in detail below). Periodically, each GVIT Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an GVIT Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Gartmore group of funds (the "Gartmore Funds") that the GVIT Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Gartmore Funds. As described below, Gartmore Mutual Fund Capital Trust ("GMF") has employed a subadviser for each of the index funds listed below. Each of the Underlying Funds which is a Gartmore Fund is described in the Statement of Additional Information for Gartmore Mutual Funds and its respective prospectus.

-     Nationwide  International  Index  Fund
-     Nationwide  Small  Cap  Index  Fund
-     Nationwide  Mid  Cap  Market  Index  Fund
-     Nationwide  Bond  Index  Fund
-     Nationwide  S&P  500  Index  Fund
-     Gartmore  Morley  Enhanced  Income  Fund
-     Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of to the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to make principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings  as  Investment  Criteria.  High-quality,  medium-quality  and
     ----------------------------------
non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality  Securities.  Certain  Funds  anticipate  investing  in
     ---------------------------
medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower  Quality  (High-Risk) Securities.  Non-investment grade debt or lower
     ---------------------------------------
quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect  of  Interest  Rates  And  Economic  Changes.  All  interest-bearing
     ----------------------------------------------------
securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities
     ----------------------
typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity  and  Valuation.  A Fund may have difficulty disposing of certain
     --------------------------
lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or
     -----------------------------
guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;
- the Federal National Mortgage Association ("FNMA"), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage and Asset-Backed Securities.  Mortgage-backed securities represent
     -------------------------------------
direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     Collateralized  Mortgage  Obligations  ("CMOs") and Multiclass Pass-Through
     --------------------------------------
Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped  Mortgage  Securities. Stripped mortgage securities are derivative
    --------------------------------
multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest

("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Money  Market  Instruments.  Money  market  instruments  may  include  the
     ---------------------------
following types  of  instruments:

     -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

     -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

     -- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

     --   repurchase  agreements;

     --   bank  and  savings  and  loan  obligations;

     -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

     -- high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;

     -- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

     -- extendable commercial notes, which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid and each of the Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

WRAP  CONTRACTS

     The Gartmore Morley Enhanced Income Fund (the "Enhanced Income Fund"), one of the Underlying Funds for the GVIT Investor Destinations Funds, may cover certain of its assets with wrap contracts in order to reduce the volatility of the Enhanced Income Fund's NAV. A wrap contract is a contract between the Enhanced Income Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Enhanced Income Fund expects to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Fund's wrap contracts will vary inversely with the value of its respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of the Enhanced Income Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of the Enhanced Income Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of the Enhanced Income Fund.

     The Enhanced Income Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Fund. Wrap contracts obligate wrap providers to make certain payments to a Fund in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Enhanced Income Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of
(i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Enhanced Income Fund will normally hold one to three percent of its assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Enhanced Income Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Enhanced Income Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Enhanced Income Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after the Enhanced Income
Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Enhanced Income Fund will be consistent with its investment objectives and policies as set forth in the Prospectus and its SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if the Enhanced Income Fund changes its investment objectives, policies and restrictions as set forth in its Prospectus and SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, the Enhanced Income Fund may not be able successfully to replace contract coverage with another provider.

     Wrap contracts may mature on specified dates and may be terminable upon notice by the Enhanced Income Fund or in the event of a default by the Enhanced Income Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Enhanced Income Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Enhanced Income Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by the Enhanced Income Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     Risks Associated with Wrap Contracts. The Enhanced Income Fund expects that
    --------------------------------------
it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

     If a wrap contract matures or terminates, the Enhanced Income Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, the Enhanced Income Fund's NAV may increase. In either case, fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Enhanced Income Fund may be negatively affected.

     The Enhanced Income Fund's Board of Trustees has established policies and procedures governing valuation of these instruments. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets.

     Wrap Contracts do not protect the Enhanced Income Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event the Enhanced Income Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Enhanced Income Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of the Enhanced Income Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Enhanced Income Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of the Enhanced Income Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.
Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED  LIABILITY  COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

LENDING  PORTFOLIO  SECURITIES

     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED  SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL COMPANY AND EMERGING GROWTH STOCKS

     Investing in securities of small-sized, including micro-capitalization companies, and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment  in  Companies  in  Developing  or  Emerging  Market  Countries.
     ---------------------------------------------------------------------------
Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts. A Fund may invest in foreign securities by purchasing
     ---------------------
depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Eurodollar  and  Yankee  Obligations.  Eurodollar  bank  obligations  are
     -------------------------------------
dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

     Conversion  to  the  Euro.  The  Fund  may  be  adversely  affected  by the
     --------------------------
conversion of certain European currencies into the Euro. This conversion, which is currently being implemented in stages, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

     Foreign  Sovereign  Debt.  Certain  Funds  may  invest  in  sovereign  debt
     -------------------------
obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

EXTENDABLE  COMMERCIAL  NOTES

     The Gartmore GVIT Money Market Fund, the Gartmore GVIT Money Market Fund II and the Gartmore Money Market Fund (as an Underlying Fund for the GVIT Investor Destinations Funds) may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 390 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BRADY  BONDS

     Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. If an issuer defaults with respect to collateralized Brady Bonds and as a result the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

REAL  ESTATE  SECURITIES

     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

     Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

     A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly
Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

     An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

     Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may engage in short sales, subject to certain tax restrictions, if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

     A Fund may not invest more than 15% (10% for the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private  Placement  Commercial  Paper. Commercial paper eligible for resale
     --------------------------------------
under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE  INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special  Risks of Derivative Instruments. The use of derivative instruments
    ------------------------------------------
involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     Options.  A  Fund  may purchase or write put and call options on securities
     --------
and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Spread  Transactions.  A  Fund  may  purchase  covered  spread options from
     ---------------------
securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures  Contracts.  A  Fund  may  enter  into futures contracts, including
     -------------------
interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Swap  Agreements.  A  Fund  may enter into interest rate, securities index,
     -----------------
commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Structured  Products.  One  common  type  of  security  is  a  "structured"
     ---------------------
product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

     Foreign  Currency-Related Derivative Strategies - Special Considerations. A
     -------------------------------------------------------------------------
Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency  Hedging. While the values of forward currency contracts, currency
     ------------------
options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Gartmore GVIT Worldwide Leaders Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES  OF  INVESTMENT  COMPANIES

     As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the GVIT Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRS  AND  OTHER  EXCHANGE  TRADED  FUNDS

     A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

BANK  OBLIGATIONS

     Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

     Each of the GVIT Investor Destinations Funds (except the GVIT Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a GVIT Investor Destinations Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

TEMPORARY  DEFENSIVE  POSITIONS

     In response to economic, political or unusual market conditions, each Fund, except for the Dreyfus GVIT Mid Cap Index Fund, may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions for each of the Funds which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each  of  the  Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

In addition, each Fund, except GVIT Small Company Fund, Strong GVIT Mid Cap Growth Fund, Gartmore GVIT Global Health Sciences Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Worldwide
Leaders Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT Global Technology and Communications Fund and each of the GVIT Investor Destinations
Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the

     Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

Each Fund, except for Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Global
Technology  and  Communications  Fund  and the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

For each of the Gartmore GVIT Growth Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II:

No  Fund  may:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

For  the  GVIT  Investor  Destinations  Funds:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of the issuers, the principal activities of which are in the same industry; provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more Underlying Funds.

     The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Gartmore GVIT Total Return Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- Sell securities short (except for the Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

     The following are the NON-FUNDAMENTAL operating policies of the Gartmore GVIT Growth Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No  such  Fund  may:

-    Make  short  sales  of  securities.

- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

     The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

PORTFOLIO  TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 2001 and 2000 were as follows:

---------------------------------------------------------------------
     FUND                                           2001      2000
---------------------------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund(1)              0.00%      N/A
---------------------------------------------------------------------
Gartmore GVIT U.S. Growth Leaders Fund(1)             9.71%      N/A
---------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund(2)             128.06%  184.98%
---------------------------------------------------------------------
Gartmore GVIT International Growth Fund(3, 14)      245.96%   93.02%
---------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund(3, 14)          140.18%   43.33%
---------------------------------------------------------------------
Gartmore GVIT Global Technology
 and Communications Fund(4, 5, 14)                  894.05%  305.36%
---------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund(6)       0.00%      N/A
---------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund(6)                0.00%      N/A
---------------------------------------------------------------------


                                       53

Gartmore GVIT Global Health Sciences Fund(7, 15)    892.96%    0.00%
---------------------------------------------------------------------
     FUND                                             2001     2000
---------------------------------------------------------------------
Gartmore GVIT Total Return Fund(8)                   58.36%  148.28%
---------------------------------------------------------------------
Gartmore GVIT Growth Fund(9)                        227.28%  205.34%
---------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                   55.80%   75.91%
---------------------------------------------------------------------
GVIT Small Cap Value Fund                           164.87%  181.85%
---------------------------------------------------------------------
GVIT Small Company Fund                             135.90%  163.66%
---------------------------------------------------------------------
GVIT Small Cap Growth Fund                          124.61%  182.48%
---------------------------------------------------------------------
Turner GVIT Growth Focus Fund(4, 10, 14)          1,256.23%  867.40%
---------------------------------------------------------------------
Comstock GVIT Value Fund                            127.03%   72.32%
---------------------------------------------------------------------
Federated GVIT High Income Bond Fund                 31.64%   18.12%
---------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                      181.89%  252.43%
---------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                      28.43%   83.45%
---------------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund                     635.03%  632.95%
---------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                     340.77%  399.03%
---------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Aggressive Fund(11)                                  10.90%      N/A
---------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund(11)                       11.10%      N/A
---------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderate Fund(11)                                     0.74%      N/A
---------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderately Conservative Fund(11)                      0.60%      N/A
---------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Conservative Fund(11)                                 0.40%      N/A
---------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund(15)            154.96%   78.80%
---------------------------------------------------------------------
Gartmore GVIT Global Leaders Fund(13)                   N/A      N/A
---------------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund(13)           N/A      N/A
---------------------------------------------------------------------
Gartmore GVIT OTC Fund(13)                              N/A      N/A
=====================================================================
Gartmore GVIT European Leaders Fund(13)                 N/A      N/A
---------------------------------------------------------------------
Gartmore GVIT Asia Pacific Leaders Fund(13)             N/A      N/A
---------------------------------------------------------------------


                                       54

---------------
1.   The  Funds  commenced  operations  on  December  31,  2001.
2. The portfolio turnover for the Fund was significantly higher during the fiscal year ended December 31, 2000 due to a change in investment strategy. Prior to May 1, 2000, the Fund was managed as a global equity fund and has a more diversified investment strategy.
3.   The  Funds  commenced  operations  on  August  30,  2000.
4.   The  Funds  commenced  operations  on  June  30,  2000.
5. It is anticipated that the portfolio turnover for the Fund will decrease over the upcoming year and will normally be about 200%.
6.   The  Funds  commenced  operations  on  December  28,  2001.
7.   The  Fund  commenced  operations  on  December  29,  2000.
8. The portfolio turnover for the Fund was significantly higher during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a significant reconfiguration of the Fund's portfolio.
9. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a strategy to increase diversification in the portfolio.
10. It is anticipated that the portfolio turnover for the Fund will continue at a high rate during the fiscal year ending December 31, 2002, as the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund.
11.  The  Funds  commenced  operations  on  December  14,  2001.
12. It is anticipated that the portfolio turnover for the Fund will continue around the same rate and is expected to normally be about 200%.
13.  The  Fund  has  not  yet  commenced  operations.
14. The portfolio turnover for the Fund was significantly higher during the fiscal year end December 31, 2001 due to an increase in frequent, short-term exchange activity (to profit from day to day fluctuations in a Fund's share price). In an effort to reduce these activities, the Fund has added a short-term trading fee to Class III shares.
15. The portfolio turnover for the Fund was higher during the fiscal year end December 31, 2001 due to market conditions.
16. The portfolio turnover for the Fund was significantly higher during the fiscal year end December 31, 2001 due to a reconfiguration of the Fund's portfolio and the addition of a portfolio manager.

     High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund.

INSURANCE  LAW  RESTRICTIONS

     In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GMF and Gartmore Global Asset Management Trust ("GGAMT") (collectively, the "Advisers) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR  SHAREHOLDERS

As of October 8, 2002, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power over the following Funds:

                                                                                    PERCENTAGE OF
                                                                   NO. OF           FUND'S TOTAL
FUND/CLASS                                                         SHARES           ASSETS
-----------------------------------------------------------------  ---------------  -------------
Comstock GVIT Value Fund - Class I                                       4,676,195          96.80
Dreyfus GVIT Mid Cap Index Fund - Class I                               23,453,083          94.64
Federated GVIT High Income Bond Fund - Class I                          19,604,611          94.28
Gartmore GVIT Emerging Markets Fund - Class I                            1,688,201          97.06
Gartmore GVIT Global Financial Services Fund - Class I                     5,877.1         100.00
Gartmore GVIT Global Financial Services Fund - Class III                 391,991.8          96.33
Gartmore GVIT Global Health Sciences Fund - Class I                       52,363.2          99.53
Gartmore GVIT Global Health Sciences Fund - Class III                    870,871.9          99.84
Gartmore GVIT Global Technology And Communications Fund - Class I      3,129,958.5          97.40
Gartmore GVIT Global Utilities Fund - Class I                              9,466.7         100.00
Gartmore GVIT Global Utilities Fund - Class III                          393,142.1         100.00
Gartmore GVIT Government Bond Fund - Class I                           144,169,417          87.22
Gartmore GVIT Growth Fund Class I                                       25,643,292           91.2
Gartmore GVIT International Growth Fund - Class I                      1,381,329.2          97.03
Gartmore GVIT Investor Destinations Conservative Fund                  6,755,262.4          96.31
Gartmore GVIT Investor Destinations Aggressive Fund                    1,407,877.8          95.14
Gartmore GVIT Investor Destinations Moderate Fund                       10,934,107          96.14
Gartmore GVIT Investor Destinations Moderately Aggressive Fund         4,766,226.8          93.06
Gartmore GVIT Investor Destinations Moderately Conservative Fund       6,242,511.4          93.40


                                       56

                                                                                    PERCENTAGE OF
                                                                   NO. OF           FUND'S TOTAL
FUND/CLASS                                                         SHARES           ASSETS
-----------------------------------------------------------------  ---------------  -------------
Gartmore GVIT Money Market Fund - Class I                          9,744,381,711.8          96.14
Gartmore GVIT Money Market Fund II                                      86,543,098          99.89
Gartmore GVIT Nationwide Leaders - Class I                               22,795.55          99.80
Gartmore GVIT Nationwide Leaders - Class III                             891,979.1          98.28
Gartmore GVIT Total Return Fund - Class I                              131,575,372          83.98
Gartmore GVIT U.S. Growth Leaders - Class I                                  5,576         100.00
Gartmore GVIT U.S. Growth Leaders - Class III                            681,406.7          98.80
Gartmore GVIT Worldwide Leaders Fund - Class I                           3,771,591          93.00
GVIT Small Cap Growth Fund - Class I                                   9,081,127.7          94.59
GVIT Small Cap Value Fund - Class I                                     58,690,819          93.39
GVIT Small Company Fund - Class I                                       33,045,213          89.84
J.P. Morgan GVIT Balanced Fund - Class I                                16,954,756          97.91
MAS GVIT Multi Sector Bond Fund - Class I                               20,216,755          97.75
Nationwide GVIT Strategic Value Fund - Class I                         1,879,056.2          95.73
Strong GVIT Mid Cap Growth Fund - Class I                               11,824,548           9560
Turner GVIT Growth Focus Fund - Class I                                  2,273,031          96.76

     As of May 1, 2001, all of the current shares of the Funds were designated Class I shares. At the same time, certain Funds made Class II shares available. In December of 2001, certain Funds made Class III shares available. In October of 2002, the Gartmore GVIT Money Market Fund made Class V shares available. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 are wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire
Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     As of October 8, 2002, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

MANAGEMENT  INFORMATION

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

         (1)                  (2)           (3)                      (4)                       (5)                (6)
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
NAME, ADDRESS, AND        POSITION(S)     TERM OF          PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER DIRECTORSHIPS
         AGE               HELD WITH    OFFICE WITH          DURING PAST 5 YEARS          PORTFOLIOS IN     HELD BY TRUSTEE(2)
                              FUND         TRUST-                                              FUND
                                         LENGTH OF                                           COMPLEX
                                            TIME                                           OVERSEEN BY
                                          SERVED(1)                                          TRUSTEE
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Charles E. Allen,         Trustee         Since       Mr. Allen is Chairman, Chief                   78   None
                                        July 2000     Executive Officer and
8162 E. Jefferson Ave.,                               President of Graimark Realty
#15B                                                  Advisors, Inc. (real estate
Detroit, MI 48214                                     development, investment and
                                                      asset management).
Age 54

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Paula H.J. Cholmondeley   Trustee         Since       Ms. Cholmondeley is Vice                       78   None
                                        July 2000     President and General
c/o Sappi Fine Paper                                  Manager of Special Products
225 Franklin Street                                   at Sappi Fine Paper North
Boston, MA 02110                                      America. Prior to 1998, she
                                                      held various positions with
Age 55                                                Owens Corning, including
                                                      Vice President and General
                                                      Manager of the Residential
                                                      Insulation Division (1997 to
                                                      1998), President of the
                                                      MIRAFLEX Fibers Division
                                                      (1994 to 1997).

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
C. Brent DeVore           Trustee         Since       Dr. DeVore is President of                     78   None
                                        May 1998      Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 61

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Robert M. Duncan          Trustee          Since      Since 1999, Mr. Duncan has                     78   None
                                        April 1997    worked as an arbitration and
1397 Haddon Road                                      mediation consultant.  From
Columbus, OH 43209                                    1996 to 1999, he was
                                                      Commissioner of the Ohio
Age 74                                                Elections Commission.
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------


                                       58

         (1)                  (2)           (3)                      (4)                       (5)                (6)
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
NAME, ADDRESS, AND        POSITION(S)     TERM OF          PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER DIRECTORSHIPS
         AGE               HELD WITH    OFFICE WITH          DURING PAST 5 YEARS          PORTFOLIOS IN     HELD BY TRUSTEE(2)
                              FUND         TRUST-                                              FUND
                                         LENGTH OF                                           COMPLEX
                                            TIME                                           OVERSEEN BY
                                          SERVED(1)                                          TRUSTEE
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Barbara L. Hennigar       Trustee          Since      Retired; Ms. Hennigar is the                   78   None
                                        July 2000     former Chairman of
6363 So. Sicily Way                                   OppenheimerFunds Services
Aurora, CO 80016                                      and Shareholder Services
                                                      Inc. Ms. Hennigar held this
Age 66                                                position from October 1999
                                                      to June, 2000.  Prior to that,
                                                      she served as President and
                                                      Chief Executive Officer of
                                                      OppenheimerFunds Services.

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Thomas J. Kerr, IV        Trustee         Since       Dr. Kerr is President                          78   None
                                        June 1981     Emeritus of Kendall College.
4890 Smoketalk Lane
Westerville, OH 43081

Age 68

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Douglas F. Kridler        Trustee         Since       Mr. Kridler is the President                   78   None
                                        September     and Chief Executive Officer
2355 Brixton Road                         1997        of the Columbus Foundation
Columbus, OH 43221                                    (a foundation which manages
                                                      over 1,000 individual
Age 47                                                endowment funds). Prior to
                                                      January 31, 2002, Mr.
                                                      Kridler was the President of
                                                      the Columbus Association
                                                      for the Performing Arts and
                                                      Chairman of the Greater
                                                      Columbus Convention and
                                                      Visitors Bureau.

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
David C. Wetmore          Trustee         Since       Mr. Wetmore is the                            783   None
                                        May 1998      Managing Director of Updata
26 Turnbridge Drive                                   Capital, Inc., a venture
Long Cove Plantation                                  capital firm.
Hilton Head, SC 29928

Age 54

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
1    The  term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation  period  for  any  Trustee  65  or  older  as  of  the  adoption  of  this  policy.

2    Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities  registered  pursuant  to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act")
     or (3) any  company  subject  to  the  requirements  of  Section  15(d)  of  the  Exchange  Act.

3    Mr.  Wetmore  serves  as an  independent  member  of the Administrative Committee for The AlphaGen Caelum Fund LLC, The
     AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA
     Capital Trust  ("GSA").


                                       59

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS

         (1)                  (2)           (3)                      (4)                       (5)                (6)
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
NAME, ADDRESS, AND        POSITION(S)     TERM OF          PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER DIRECTORSHIPS
         AGE               HELD WITH    OFFICE WITH          DURING PAST 5 YEARS          PORTFOLIOS IN     HELD BY TRUSTEE(2)
                              FUND         TRUST-                                              FUND
                                         LENGTH OF                                           COMPLEX
                                            TIME                                           OVERSEEN BY
                                          SERVED(1)                                          TRUSTEE
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Joseph J. Gasper          Trustee         Since       Mr. Gasper is a Director,                      78   None
                                        September     President and Chief Operating
Nationwide Insurance                       1997       Officer of Nationwide Financial
One Nationwide Plaza                                  Services, Inc.* (since December
1-37-06                                               1996) and of Nationwide Life
Columbus, OH 43215                                    and Annuity Insurance
                                                      Company* and Nationwide Life
Age 59                                                Insurance Company* (since
                                                      April 1996). Mr. Gasper is also
                                                      Vice Chairman of the Board of
                                                      Directors of the managing
                                                      unitholder of GGAMT* and
                                                      GMF.*

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Paul J. Hondros           Trustee and     Since       Mr. Hondros is President and                  783   None
                          Chairman      July 2000     Chief Executive Officer of
Gartmore Global                                       Gartmore Distribution Services,
Investments, Inc.                                     Inc.*, Gartmore Investor
1200 River Road,                                      Services, Inc.*, Gartmore
Conshohocken, PA                                      Morley Capital Management,
19428                                                 Inc.*, Gartmore Morley
                                                      Financial Services, Inc.,*
Age 54                                                NorthPointe Capital, LLC*,
                                                      GGAMT*, GGI*, GMF*,and
                                                      GSA* and a Director of
                                                      Nationwide Securities, Inc.* as
                                                      well as several entities within
                                                      Nationwide Financial Services,
                                                      Inc. Prior to that, Mr. Hondros
                                                      served as President and Chief
                                                      Operations Officer of Pilgrim
                                                      Baxter and Associates, Ltd., an
                                                      investment management firm,
                                                      and its affiliated fixed income
                                                      investment management arm,
                                                      Pilgrim Baxter Value Investors,
                                                      Inc. and as Executive Vice
                                                      President to the PBHG Funds,
                                                      PBHG Insurance Series Funds
                                                      and PBHG Adviser Funds.
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------


                                       60

         (1)                  (2)           (3)                      (4)                       (5)                (6)
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
NAME, ADDRESS, AND        POSITION(S)     TERM OF          PRINCIPAL OCCUPATION(S)          NUMBER OF     OTHER DIRECTORSHIPS
         AGE               HELD WITH    OFFICE WITH          DURING PAST 5 YEARS          PORTFOLIOS IN     HELD BY TRUSTEE(2)
                              FUND         TRUST-                                              FUND
                                         LENGTH OF                                           COMPLEX
                                            TIME                                           OVERSEEN BY
                                          SERVED(1)                                          TRUSTEE
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Arden L. Shisler          Trustee         Since       Mr. Shisler is President and                   78   None
                                        February      Chief Executive Officer of K&B
1356 North Wenger Rd.                      2000       Transport, Inc., a trucking firm,
Dalton, OH 44618                                      Chairman of the Board for
                                                      Nationwide Mutual Insurance
Age 60                                                Company* and a Director of
                                                      Nationwide Financial Services,
                                                      Inc.*

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Gerald J. Holland         Treasurer        Since      Mr. Holland is Senior Vice                     78   None
                                        March 2001    President - Chief Admin-
Gartmore Global                                       istrative Officer for GGI*,
Investments, Inc.                                     GMF* and GSA.*  He is also
1200 River Road,                                      Assistant Treasurer to the Funds.
Conshohocken, PA                                      From July 2000 to March 2002
19428                                                 he was Senior Vice President -
                                                      Operations for GGI, GMF and
Age 51                                                GSA. Prior to July 2000, he was
                                                      Vice President for First Data
                                                      Investor Services, an invest-
                                                      ment company service provider.

------------------------  ------------  ------------  ----------------------------------  --------------  -------------------
Kevin S. Crossett         Secretary      Since        Mr. Crossett is Vice President,                78   None
                                        December      Associate General Counsel for
Gartmore Global                           2000        GGI,* GMF,* GSA,*
Investments, Inc.                                     Nationwide Financial Services,
1200 River Road                                       Inc.* and other Nationwide
Conshohocken, PA                                      Insurance entities.* From June
19428                                                 2000 to December 2000, he was
                                                      Assistant Secretary to the
Age 41                                                Funds.*  Prior to 1999, he was
                                                      Vice President, Senior Counsel
                                                      and Director of Compliance for
                                                      Merrill Lynch, Pierce, Fenner &
                                                      Smith, Inc.
------------------------  ------------  ------------  ----------------------------------  --------------  -------------------

1    The  term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation  period  for  any  Trustee  65  or  older  as  of  the  adoption  of  this  policy.

2    Directorships  held  in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities  registered pursuant  to  Section 12 of the Exchange Act or (3) any company subject to the requirements of
     Section 15(d)  of  the Exchange  Act.

3    Mr. Hondros is also an Administrative Committee Member for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC,
     The Healthcare Fund  LLC  and  The  Healthcare  Fund  LDC  (four  hedge  funds  managed  by  GSA*).

*    This position  is  held  with  an  affiliated  person  or  principal  underwriter  of  the  Funds.

RESPONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEE  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance and Performance Committee.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; and (d) act as a liaison between the Trust's independent auditors and the Board. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. This Committee met two times during the past fiscal year and consists of the following Trustees, Mr. Allen, Ms. Cholmondeley and Mr. Wetmore, each of whom must have a working knowledge of basic finance and accounting matters and not be interested persons of the Trust, as defined in the 1940 Act.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and consists of the following Trustees, Ms. Hennigar, Mr. Kridler and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

     The functions of the Performance Information Committee are 1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes and 2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change. This Committee was organized in September 2002 and shall meet as necessary. Ms. Hennigar, Mr. Allen and Mr. Kridler are the members of the committee.

     OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS*

      (1)                                (2)                                          (3)
--------------------  -----------------------------------------  --------------------------------------------
NAME OF TRUSTEE       DOLLAR RANGE OF EQUITY SECURITIES AND/OR    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                SHARES IN THE FUNDS**             AND/OR SHARES IN ALL REGISTERED INVESTMENT
                                                                  COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF
                                                                             INVESTMENT COMPANIES
--------------------  -----------------------------------------  --------------------------------------------
Charles E. Allen,                       NONE                                      $ 1 - $10,000

Paula H.J.                              NONE                                          NONE
Cholmondeley

C. Brent DeVore                         NONE                                      OVER $100,000

Robert M. Duncan                        NONE                                      OVER $100,000

Barbara L. Hennigar                     NONE                                      $ 1 - $10,000

Thomas J. Kerr, IV                      NONE                                      OVER $100,000

Douglas F. Kridler                      NONE                                   $ 10,001 - $50,000
..
David C. Wetmore                        NONE                                      OVER $100,000

Joseph J. Gasper                   OVER $100,000                                  OVER $100,000

Paul J. Hondros                         NONE                                      OVER $100,000

Arden L. Shisler                   OVER $100,000                                  OVER $100,000

*    As  of  December  31,  2001.

**   Individual investors, such as the Trustees, are not eligible to purchase shares of the Funds directly;
     accordingly, Trustees are limited in their ability to own/hold Fund shares.  Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be  an  appropriate  investment  for  each  individual  Trustee.

OWNERSHIP  IN  THE  FUND'S  INVESTMENT  ADVISERS  OR  DISTRIBUTOR*,  **

         TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

      (1)                   (2)           (3)            (4)             (5)            (6)
--------------------  ---------------  ---------  ------------------  ---------  -----------------
NAME OF TRUSTEE       NAME OF OWNERS    NAME OF   TITLE OF CLASS OF   VALUE OF   PERCENT OF CLASS
                           AND          COMPANY       SECURITY       SECURITIES
                     RELATIONSHIPS TO
                         TRUSTEE
--------------------  ---------------  ---------  ------------------  ---------  -----------------
Charles E. Allen      N/A              N/A        N/A                 NONE       N/A

Paula H.J.            N/A              N/A        N/A                 NONE       N/A
Cholmondeley

C. Brent DeVore       N/A              N/A        N/A                 NONE       N/A

Robert M. Duncan      N/A              N/A        N/A                 NONE       N/A

Barbara L. Hennigar   N/A              N/A        N/A                 NONE       N/A

Thomas J. Kerr, IV    N/A              N/A        N/A                 NONE       N/A

Douglas F. Kridler    N/A              N/A        N/A                 NONE       N/A

David C. Wetmore      N/A              N/A        N/A                 NONE       N/A

*    As  of  December  31,  2001.

**   Or any company, other than an investment company, that controls a Fund's adviser or distributor.

COMPENSATION  OF  TRUSTEES

     All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Each Adviser, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement, for the fiscal year ended December 31, 2001. In addition, the table sets forth the total compensation to be paid to the Trustees from all the Gartmore Funds for the fiscal year ended December 31, 2001. Trust officers receive no compensation from the Trust in their capacity as officers.

      (1)                    (2)               (3)               (4)                     (5)
--------------------  ------------------  --------------  -----------------  ---------------------------
NAME OF TRUSTEE           AGGREGATE          PENSION      ESTIMATED ANNUAL    TOTAL COMPENSATION FOR THE
                        COMPENSATION       RETIREMENT      BENEFITS UPON               COMPLEX*
                        FROM THE TRUST   BENEFITS ACCRUED    RETIREMENT
                                         AS PART OF TRUST
                                             EXPENSES
--------------------  ------------------  --------------  -----------------  ---------------------------
Charles E. Allen      $          19,500           - 0 -              - 0 -   $                   39,000

Paula H.J.            $          19,000           - 0 -              - 0 -   $                   38,000
Cholmondeley

C. Brent DeVore       $          20,000           - 0 -              - 0 -   $                   40,000

Robert M. Duncan      $          24,668           - 0 -              - 0 -   $                   48,000

Joseph J. Gasper**                - 0 -           - 0 -              - 0 -                        - 0 -

Barbara L. Hennigar   $          20,000           - 0 -              - 0 -   $                   40,000

Paul J. Hondros**                 - 0 -           - 0 -              - 0 -                        - 0 -

Thomas J. Kerr, IV    $          20,000           - 0 -              - 0 -   $                   40,000

Douglas F. Kridler    $          21,000           - 0 -              - 0 -   $                   42,000
..
Arden L. Shisler      $          18,500           - 0 -              - 0 -   $                   37,000

David C. Wetmore      $          21,000           - 0 -              - 0 -   $                   42,000

*    On December 31, 2001, the Fund Complex included two trusts comprised of 77 investment company funds  or  series.
**   Do not receive compensation for meeting attendance.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

PERFORMANCE  ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD - THE GARTMORE GVIT MONEY MARKET FUND AND GARTMORE GVIT MONEY MARKET FUND II

     Any current yield quotations for the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II, subject to Rule 482 under the Securities
Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of June 30, 2002, the Gartmore GVIT Money Market Fund Class I shares' seven-day current yield was 1.27%. The Gartmore GVIT Money Market Fund Class I shares' effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended June 30, 2002, was 1.28%. As of June 30, 2002, the Gartmore GVIT Money Market Fund II's seven-day current yield was 0.89%. The Gartmore GVIT Money Market Fund II's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended June 30, 2002, was 0.90%.

      Each Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in each Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and each Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in either Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD (NON-MONEY MARKET FUNDS) AND TOTAL RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     The uniformly calculated average annual total returns for the one, five, and ten year periods ended December 31, 2001, or the period from inception to December 31, 2001 if less than another time period, are shown below.

                                                                                 10 YEARS
       FUND                                                  1 YEAR    5 YEARS   OR LIFE
       ----                                                 ---------  --------  --------
Strong GVIT Mid Cap Growth Fund-Class I Shares(1)             -30.31%       N/A     6.04%
Strong GVIT Mid Cap Growth Fund-Class III Shares(11)          -30.31%       N/A     6.04%
Nationwide GVIT Strategic Value Fund(1)                        -3.26%       N/A     0.70%
Comstock GVIT Value Fund-Class I Shares(1)                    -12.15%       N/A     2.09%
MAS GVIT Multi Sector Bond Fund-Class I Shares(1)               4.19%       N/A     3.61%
MAS GVIT Multi Sector Bond Fund-Class III Shares(11)            4.19%       N/A     3.61%
Federated GVIT High Income Bond Fund-Class I Shares(1)          4.22%       N/A     1.58%
Federated GVIT High Income Bond Fund-Class III Shares(11)       4.22%       N/A     1.58%
J.P. Morgan GVIT Balanced Fund-Class I Shares (1)              -3.77%       N/A     1.45%
GVIT Small Cap Value Fund-Class I Shares (1)                   28.28%       N/A    14.21%
GVIT Small Cap Value Fund-Class II Shares(10)                  27.90%       N/A    13.92%
GVIT Small Cap Value Fund-Class III Shares(11)                 28.28%       N/A    14.21%
Gartmore GVIT Worldwide Leaders Fund-Class I Shares (1)       -18.81%       N/A     1.29%
Gartmore GVIT Worldwide Leaders Fund-Class II Shares(10)      -19.02%       N/A     1.04%
Gartmore GVIT Worldwide Leaders Fund-Class III Shares(10)     -18.81%       N/A     1.29%
Dreyfus GVIT Mid Cap Index Fund-Class I Shares (1)             -1.30%       N/A    10.54%
Dreyfus GVIT Mid Cap Index Fund-Class II Shares (10)           -1.57%       N/A    10.26%
Dreyfus GVIT Mid Cap Index Fund-Class III Shares (11)          -1.30%       N/A    10.54%
GVIT Small Cap Growth Fund-Class I Shares(2)                  -10.84%       N/A    17.38%
GVIT Small Cap Growth Fund-Class II Shares (10)               -11.06%       N/A    17.10%
GVIT Small Cap Growth Fund-Class III Shares (11)              -10.84%       N/A    17.38%
GVIT Small Company Fund-Class I Shares                         -6.70%    11.64%    15.48%
GVIT Small Company Fund-Class II Shares (10)                   -6.94%    11.37%    15.19%
GVIT Small Company Fund-Class III Shares (11)                  -6.70%    11.64%    15.48%
Gartmore GVIT Total Return Fund-Class I Shares                -11.82%     7.12%    10.41%
Gartmore GVIT Total Return Fund-Class II Shares (10)          -12.01%     6.85%    10.12%
Gartmore GVIT Total Return Fund-Class III Shares (11)         -11.82%     7.12%    13.15%
Gartmore GVIT Growth Fund-Class I Shares                      -28.13%    -0.76%     6.26%
Gartmore GVIT Money Market Fund-Class I Shares                  3.60%     5.00%     4.58%
Gartmore GVIT Government Bond Fund-Class I Shares               7.25%     7.08%     7.06%
Gartmore GVIT Government Bond Fund-Class II Shares (10)         6.97%     6.80%     6.78%
Gartmore GVIT Government Bond Fund-Class III Shares (11)        7.25%     7.08%     8.92%


                                       67

                                                                                 10 YEARS
       FUND                                                  1 YEAR    5 YEARS   OR LIFE
       ----                                                 ---------  --------  --------
Turner GVIT Growth Focus Fund-Class I Shares (3)              -39.03%       N/A   -48.93%
Turner GVIT Growth Focus Fund-Class II Shares (10)            -39.23%       N/A   -49.06%
Turner GVIT Growth Focus Fund-Class III Shares (11)           -39.03%       N/A   -48.93%
Gartmore GVIT Global Technology
   and Communications Fund-Class I Shares (3)                 -42.72%       N/A   -42.96%
Gartmore GVIT Global Technology
   and Communications Fund-Class II Shares (10)               -42.88%       N/A   -43.09%
Gartmore GVIT Global Technology
   and Communications Fund-Class III Shares (11)              -42.72%       N/A   -42.96%
Gartmore GVIT Global Health Sciences Fund
   -Class I Shares (4,12)                                       3.67%       N/A     1.90%
Gartmore GVIT Global Health Sciences Fund
   -Class II Shares (12)                                        3.15%       N/A     1.29%
Gartmore GVIT Global Health Sciences Fund
   -Class III Shares (12)                                       3.36%       N/A     1.59%
Gartmore GVIT Emerging Markets Fund
   -Class I Shares (5)                                         -5.18%       N/A   -22.38%
Gartmore GVIT Emerging Markets Fund
   -Class II Shares (10)                                       -5.35%       N/A   -22.59%
Gartmore GVIT Emerging Markets Fund
   -Class III Shares (11)                                      -5.18%       N/A   -22.38%
Gartmore GVIT International Growth Fund
   -Class I Shares (5)                                        -28.65%       N/A   -30.42%
Gartmore GVIT International Growth Fund
   -Class II Shares (10)                                      -28.85%       N/A   -30.57%
Gartmore GVIT International Growth Fund
   -Class III Shares (11)                                     -28.65%       N/A   -30.42%
Gartmore GVIT Global Leaders Fund-Class I Shares (X)              N/A       N/A       N/A
Gartmore GVIT European Leaders Fund-Class I Shares (X)            N/A       N/A       N/A
Gartmore GVIT European Leaders Fund-Class II Shares (X)           N/A       N/A       N/A
Gartmore GVIT European Leaders Fund-Class III Shares (X)          N/A       N/A       N/A
Gartmore GVIT Asia Pacific Leaders Fund
   -Class I Shares(X)                                             N/A       N/A       N/A
Gartmore GVIT Asia Pacific Leaders Fund
   -Class II Shares (X)                                           N/A       N/A       N/A
Gartmore GVIT Asia Pacific Leaders Fund
   -Class III Shares (X)                                          N/A       N/A       N/A
Gartmore GVIT Global Small Companies Fund
   -Class I Shares (X)                                            N/A       N/A       N/A
Gartmore GVIT OTC Fund-Class I Shares (X)                         N/A       N/A       N/A
Gartmore GVIT Nationwide Leaders Fund-Class I Shares (13)         N/A       N/A     0.00%
Gartmore GVIT Nationwide Leaders Fund-Class II Shares (14)        N/A       N/A     0.00%


                                       68

                                                                                 10 YEARS
       FUND                                                  1 YEAR    5 YEARS   OR LIFE
       ----                                                 ---------  --------  --------
Gartmore GVIT Nationwide Leaders Fund-Class III Shares(6)         N/A       N/A     0.00%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class I Shares(13)                                            N/A       N/A     0.00%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class II Shares (14)                                          N/A       N/A     0.00%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class III Shares(6)                                           N/A       N/A     0.00%
Gartmore GVIT Global Utilities Fund-Class I Shares (13)           N/A       N/A     0.00%
Gartmore GVIT Global Utilities Fund-Class II Shares (14)          N/A       N/A     0.00%
Gartmore GVIT Global Utilities Fund-Class III Shares(7)           N/A       N/A     0.00%
Gartmore GVIT Global Financial Services Fund
   -Class I Shares(13)                                            N/A       N/A     0.00%
Gartmore GVIT Global Financial Services Fund
   -Class II Shares (14)                                          N/A       N/A     0.00%
Gartmore GVIT Global Financial Services Fund
   -Class III Shares(7)                                           N/A       N/A     0.00%
Gartmore GVIT Money Market Fund II(8)                             N/A       N/A     0.24%
Gartmore GVIT Investor Destinations Aggressive Fund(9)            N/A       N/A     1.31%
Gartmore GVIT Investor Destinations Moderately
   Aggressive Fund(9)                                             N/A       N/A     1.12%
Gartmore GVIT Investor Destinations Moderate Fund(9)              N/A       N/A     0.84%
Gartmore GVIT Investor Destinations Moderately
   Conservative Fund(9)                                           N/A       N/A     0.65%
Gartmore GVIT Investor Destinations Conservative Fund(9)          N/A       N/A     0.34%

----------
1    Funds commenced operations on October 31, 1997.
2    Fund commenced operations on May 1, 1999.
3    Funds commenced operations on June 30, 2000.
4    Fund commenced operations on December 29, 2000.
5    Funds commenced operations on August 30, 2000.
6    Funds commenced operations on December 31, 2001.
7    Funds commenced operations on December 28, 2001.
8    Fund commenced operations on October 2, 2001.
9    Funds commenced operations on December 12, 2001.
10 These returns are based on the performance of the Class I shares of the Fund achieved through December 31, 2001, prior to the creation of Class II shares and have been restated to reflect the additional fees applicable to Class II shares.
11 These returns are based on the performance of the Class I shares of the Fund achieved through December 31, 2001, prior to the creation of Class III shares and do not reflect the short-term trading fees applicable to Class III shares.
12 The existing shares of the Fund were designated Class I shares as of May 1, 2001. On December 28, 2001, Class I shares were liquidated and the resulting assets were used to purchase Class III shares. The returns presented are based on the performance of the Class I shares of the Fund which was achieved through December 27, 2001, prior to the creation of Class II or Class III shares. Class II shares returns have been restated to reflect the additional fees applicable to Class II shares. Class III returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown.
13 These returns are based on the performance of the Class III shares of the Fund achieved through December 31, 2001, prior to the creation of Class I shares.
14 These returns are based on the performance of the Class III shares of the Fund achieved through December 31, 2001, prior to the creation of Class II shares.
X    These Funds have not commenced operations.

     Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 2001 were as follows:

     FUND                                               30-DAY YIELD
     ----                                               -------------

Federated GVIT High Income Bond Fund-Class I shares             8.60%

Federated GVIT High Income Bond Fund-Class III shares*            N/A

J.P. Morgan GVIT Balanced Fund-Class I shares                   2.33%

MAS GVIT Multi Sector Bond Fund-Class I shares                  4.85%

MAS GVIT Multi Sector Bond Fund-Class III shares*                 N/A

Gartmore GVIT Government Bond Fund-Class I shares               5.15%

* These Fund share classes had not yet commenced operations as of December 31, 2001.

CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers, subadvisers, principal underwriter and distributor to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts
(including  securities  that  may  be  purchased  or  held  by  the  Trust).

INVESTMENT  ADVISORY  AND  OTHER  SERVICES


TRUST  EXPENSES

     The Trust pays the compensation of the Trustees who are not employees of Gartmore Global Investments, Inc., or its affiliates, and expenses, including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust;
expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. The Advisers may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described below; if a particular class is not referenced, there is no expense limitation for that class.

INVESTMENT  ADVISERS

     GMF oversees the management of each of the Funds, other than the Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, Gartmore GVIT Global Leaders, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services and Gartmore GVIT Global Utilities Funds which are managed by GGAMT, pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Gasper and Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments and the Advisers pay, out of their respective profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for recordkeeping or other services.

     The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial period of not more than two years, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

     GMF, a Delaware business trust, is a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"),97% of the common stock of which is owned by Gartmore Global Asset Management, Inc., which is a wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation is a holding company in the Nationwide Insurance group of companies. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     Prior to September 1, 1999, Nationwide Securities Inc. (formerly Nationwide Advisory Services, Inc.) ("NSI") served as the investment adviser to those Funds that were in existence at that time and paid fees to the subadvisers pursuant to such Funds' Subadvisory Agreements. Effective September 1, 1999, the investment advisory services previously performed for those Funds (effective September 27, 1999 for the Dreyfus GVIT Mid Cap Index Fund) by NSI were transferred to GMF, an affiliate of NSI. GMF assumed all rights and responsibilities performed by NSI, including the supervision and monitoring of each such Funds' subadviser(s), and the Fund's subadvisers continued to manage the relevant Funds after the transfer to GMF. After the transfer, there were no changes in the fees charged for investment advisory services to each of the Funds except for a decrease in fees for the Dreyfus GVIT Mid Cap Index Fund.

     The following is a summary of the investment advisory fees paid to NSI/GMF (with respect to investment advisory fee payments paid in 1999, references to GMF include payments also made to NSI), and the subadvisory arrangements for each Fund.

GARTMORE GVIT TOTAL RETURN FUND, GARTMORE GVIT GROWTH FUND, GARTMORE GVIT GOVERNMENT BOND FUND, MONEY MARKET FUND AND MONEY MARKET FUND II

     The following are the advisory fees for the Gartmore GVIT Total Return, Gartmore GVIT Growth, Gartmore GVIT Government Bond, Gartmore GVIT Money Market Fund, and Gartmore GVIT Money Market Fund II, expressed as an annual percentage of average daily net assets:

  FUND                               ADVISORY FEES
  ----                               -------------
Gartmore GVIT Total Return Fund and  0.60% on assets up to $1 billion
Gartmore GVIT Growth Fund            0.575% on assets of $1 billion and more but less
                                       than $2 billion
                                     0.55% on assets of $2 billion and more but less
                                       than $5 billion
                                     0.50% for assets of $5 billion and more

Gartmore GVIT Government Bond Fund   0.50% on assets up to $1 billion
                                     0.475% on assets of $1 billion and more
                                       but less then $2 billion
                                     0.45% on assets of $2 billion and more
                                       but less then $5 billion
                                     0.40% for assets of $5 billion and more

Gartmore GVIT Money Market Fund      0.40% on assets up to $1 billion
                                     0.38% on assets of $1 billion and more
                                       but less than $2 billion
                                     0.36% on assets of $2 billion and more
                                       but less then $5 billion
                                     0.34% for assets of $5 billion and more
Gartmore GVIT Money Market Fund II   0.50% on assets up to $1 billion
                                     0.48% on assets of $1 billion and more
                                       but less than $2 billion
                                     0.46% on assets of $2 billion and more
                                       but less then $5 billion
                                     0.44% for assets of $5 billion and more

     During the fiscal years ended December 31, 2001, 2000 and 1999, GMF received the following fees for investment advisory services

                                          YEAR  ENDED  DECEMBER  31,
       FUND                            2001         2000         1999
       ----                         -----------  -----------  -----------

Gartmore GVIT Total Return Fund     $10,408,538  $12,055,797  $14,084,011
Gartmore GVIT Growth Fund,          $ 2,540,711  $ 4,785,143  $ 6,579,545
Gartmore GVIT Government Bond Fund  $ 5,454,842  $ 3,275,649  $ 3,867,960
Gartmore GVIT Money Market Fund     $10,040,104  $ 6,486,295  $ 6,844,464
Gartmore GVIT Money Market Fund II  $  35,770(1)          --           --

1    The Fund commenced operations October 1, 2001.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to the following:

      0.78% on the Class I shares of the Gartmore GVIT Total Return Fund;
      1.03% of the Class II shares on the Gartmore GVIT Total Return Fund;
      0.80% on the Class I shares of the Gartmore GVIT Growth Fund;
      0.66% on the Class I shares of the Gartmore GVIT Government Bond Fund; and 0.55% on the Class I shares of the Money Market Fund.

     During he fiscal years ended December 31, 2001, 2000 and 1999(1) the Funds received total reimbursements as follows:

                                        YEAR  ENDED  DECEMBER  31,
  FUND                                 2001        2000       1999
  ----                              ----------  ----------  ----------
Gartmore GVIT Total Return Fund     $  754,192  $  706,978          --
Gartmore GVIT Growth Fund           $  213,289  $  293,537          --
Gartmore GVIT Government Bond Fund  $  799,745  $  498,191          --
Gartmore GVIT Money Market Fund     $1,671,437  $1,126,343          --
Gartmore GVIT Money Market Fund II  $ 10,702(2)         --          --

1 These Funds did not pay fee waivers for the year ended December 31, 1999 because operating expenses were below the minimum expense limitation level or there were no expenses limitations in place.

2    The Fund commenced operations October 1, 2001.

     In the interest of limiting expenses for the Class V shares of the Gartmore GVIT Money Market Fund, GMF agreed contractually to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for the Class V shares of the Fund to 0.55%, at least through October 15, 2003.

     In the interest of limiting expenses for the Gartmore GVIT Money Market Fund II, GMF initially agreed contractually to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for the Fund to 1.30%. This waiver was discontinued effective as of May 1, 2002.



     GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses
(excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.40% on Class I shares and 1.65% on Class II shares. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2001 were $25,473, with total reimbursements in the amount of $88,283. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $25,199.

GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

          Under the terms of its Investment Advisory Agreement, the Gartmore GVIT Global Technology and Communications Fund pays to GMF a fee at an annual rate of 0.98% of the Fund's average daily net assets. Until July 1, 2002, GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.25% on Class I, Class II and Class III shares until at least July 1, 2003. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2001 were $131,329, with total reimbursements in the amount of $89,862. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $44,727.

GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND

     For the services it provides to the Gartmore GVIT Global Health Sciences Fund, GMF receives an annual fee of 1.00% of the Fund's average daily net assets. Until July 1, 2002, GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.25% on Class I, Class II and Class III shares until at least July 1, 2003. This Fund commenced operations on December 29, 2000. Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were $19,354, with total reimbursements in the amount of $95,729. Advisory fees paid under the agreement for the fiscal year ended December 31, 2000 were $0, net of waivers in the amount of $107.

GVIT  INVESTOR  DESTINATIONS  FUNDS

     Under the terms of the Investment Advisory Agreement, GMF receives an annual fee of 0.13% of each of the GVIT Investor Destinations Funds average daily net assets. GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.61% for each of the GVIT Investor Destinations Funds, until May 1, 2003. Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were as follows:

                                                       ADVISORY
                                                       FEES       TOTAL
FUND                                                   PAID       REIMBURSEMENTS
----                                                   ---------  ---------------
Gartmore GVIT Investor Destinations Aggressive Fund    $      36  $         6,646
Gartmore GVIT Investor Destinations Moderately
Aggressive Fund                                        $      36  $         6,646
Gartmore GVIT Investor Destinations Moderate Fund      $      36  $         6,646
Gartmore GVIT Investor Destinations Moderately
Conservative Fund                                      $      36  $         6,646
Gartmore GVIT Investor Destinations Conservative Fund  $      36  $         6,646
                                                       ---------  ---------------

TOTAL                                                  $     180  $        33,230

COMSTOCK  GVIT  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.80% on assets up to $50 million
          0.65% on assets of $50 million and more
              but less  than $250 million
          0.60% on assets of $250 million and more
              but less than $500 million
          0.55% for assets of $500 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $139,401 net of waivers in the amount of $28,960. For the fiscal year ended December 31, 2000, GMF was paid $284,811, net of waivers in the amount of $70,388. For the fiscal year ended December 31, 2001, GMF was paid $434,663, with total reimbursements in the amount of $78,158.

FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.80% on assets up to $50 million
          0.65% on assets of $50 million and more
               but less than $250 million
          0.60% on assets of $250 million and more
               but less than $500 million
          0.55% for assets of $500 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $313,448, net of waivers in the amount of $104,310. For the fiscal year ended December 31, 2000, GMF was paid $442,436, net of waivers in the amount of $115,002. For the fiscal year ended December 31, 2001, GMF was paid $737,807, with total reimbursements in the amount of $84,812.

GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          1.00%  on  assets  up  to  $50  million
          0.95%  for  assets  of  $50  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $239,904, net of waivers in the amount of $126,090. For the fiscal year ended December 31, 2000, GMF was paid $586,716, net of waivers in the amount of $165,649. For the fiscal year ended December 31, 2001, GMF was paid $733,766 with total reimbursements of $70,056.

DREYFUS  GVIT  MID  CAP  INDEX  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.50% on assets up to $250 million
          0.49% on assets of $250 million and more
               but less than $500 million
          0.48% on assets of $500 million and more
               but less than $750 million
          0.47% on assets of $750 million and more
               but less than $1 billion
          0.45% for assets of $1 billion and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $23,009, net of waivers of $100,860 under the combined fee schedules. For the fiscal year ended

December 31, 2000, GMF was paid $163,748, net of waivers in the amount of $157,855. For the fiscal year ended December 31, 2001, GMF was paid $961,813 with total reimbursements of $249,729.

J.P.  MORGAN  GVIT  BALANCED  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.75% on assets up to $100 million
          0.70% for assets of $100 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $411,834, net of waivers in the amount of $61,802. For the fiscal year ended December 31, 2000, GMF was paid $542,881, net of waivers in the amount of $159,539. For the fiscal year ended December 31, 2001, GMF was paid $975,563 with total reimbursements of $165,741.

MAS  GVIT  MULTI  SECTOR  BOND  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.75% on assets up to $200 million
          0.70% for assets of $200 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $331,711, net of waivers in the amount of $64,933. For the fiscal year ended December 31, 2000, GMF was paid $547,986, net of waivers in the amount of $179,017. For the fiscal year ended December 31, 2001, GMF was paid $1,179,519 with total reimbursements of $216,127.

GVIT  SMALL  CAP  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.90% on assets up to $200 million
          0.85% for assets of $200 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $647,442, net of waivers in the amount of $215,567. For the fiscal year ended December 31, 2000, GMF was paid $1,514,031, net of waivers in the amount of $303,376. For the fiscal year ended December 31, 2001, GMF was paid $4,373,935, with total reimbursements of $498,130.

Beginning February 5, 2001, GMF began managing a portion of the Fund's portfolio itself. In addition, GMF has selected The Dreyfus Corporation as a subadviser to manage the remaining portion of the Fund's portfolio.

GVIT  SMALL  CAP  GROWTH  FUND

     Under the terms of its Investment Advisory Agreement, the Fund pays GMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999. GMF had previously agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30% on Class I shares and 1.55% on Class II shares. This waiver was discontinued as of January 14, 2002. For the period May 1, 1999 (commencement of operations) through December 31, 1999, GMF waived all advisory fees in the amount of $47,647. For the fiscal year ended December 31, 2000, GMF was paid $488,609, net of waivers in the amount of $181,698. For the fiscal year ended December 31, 2001, GMF was paid $1,174,969, with total reimbursements in the amount of $135,474.

NATIONWIDE GVIT STRATEGIC VALUE FUND AND STRONG GVIT MID CAP GROWTH FUND

     Under the terms of the Investment Advisory Agreement, the Strategic Value Fund pays to GMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. GMF receives an annual fee expressed as an annual percentage of the Strong GVIT Mid Cap Growth Fund's average daily net assets as follows:

          0.90% on assets up to $500 million
          0.85% for assets of $500 million and more

     Prior to May 1, 2001, advisory fees for the Strong GVIT Mid Cap Growth Fund were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees for each Fund and, if necessary, reimburse expenses in order to limit each Fund's respective total annual Fund operating expenses to 1.00% on Class I shares; however, this waiver is voluntary and as of January 14, 2002 was discontinued for the Strong GVIT Mid Cap Growth Fund. It may be discontinued for the Nationwide GVIT Strategic Value Fund upon prior written notice to shareholders. For the fiscal year ended December 31, 1999, GMF was paid $106,922 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $211,042, and $34,683 for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $72,875. For the fiscal year ended December 31, 2000, GMF was paid $146,678 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $58,778, and $1,551,732 for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $353,987. For the fiscal year ended December 31, 2001, GMF was paid $219,175 for the Nationwide GVIT Strategic Value Fund, with total reimbursements in the amount of $59,364, and $1,744,588 for the Strong GVIT Mid Cap Growth Fund, with total reimbursements in the amount of $352,429.

GVIT  SMALL  COMPANY  FUND

     On September 1, 1999, at the time of the transfer of investment advisory services from NSI to GMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements. Effective May 1, 2001, the investment advisory fee for the Fund is 0.93% of the Fund's average daily net assets. For the fiscal year ended December 31, 1999, GMF received advisory fees of $3,805,726 under the combined fee schedule. For the fiscal year ended December 31, 2000, GMF received advisory fees of $6,677,080. During the fiscal year ended December 31, 2001, GMF received advisory fees in the amount of $6,856,394.

     GMF had previously agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25% on Class I shares and 1.50% on Class II shares. These waivers were discontinued as of January 14, 2002.

     GMF has selected five subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself.

TURNER  GVIT  GROWTH  FOCUS  FUND

     As described in the Prospectus, the Turner GVIT Growth Focus Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangements between GMF and the Fund:

FUND          BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE   LOWEST POSSIBLE
                           PERFORMANCE          FEE                ADVISORY FEE AT    ADVISORY FEE AT
                                                                   EACH BREAK POINT   EACH BREAK POINT
Turner GVIT  Russell 1000             12.0%  0.90% for assets                  1.12%              0.68%
Growth       Growth Index                    up to $500 million,
Focus
Fund
                                             0.80% for assets                  0.98%              0.62%
                                             of $500 million
                                             and more but less
                                             than $2 billion,

                                             0.75% for assets of               0.91%              0.59%
                                             $ 2 billion and more

     The performance adjustment works as follows: If the Turner GVIT Growth Focus Fund outperforms the Russell 1000 Growth Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     Until July 1, 2002, GMF had agreed contractually to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.35% on Class I, Class II and Class III shares until at least July 1, 2003. GARTMORE GVIT U.S. GROWTH LEADERS FUND

     As described in the prospectus, the Gartmore GVIT U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs its stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangement between GMF and the
Fund:

FUND              BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE   LOWEST POSSIBLE
                               PERFORMANCE          FEE                ADVISORY FEE AT    ADVISORY FEE AT
                                                                       EACH BREAK POINT   EACH BREAK POINT
Gartmore        S&P 500 Index             12.0%  0.90% for assets                  1.12%              0.68%
GVIT U.S.                                        up to $500 million,
Growth Leaders
Fund
                                                 0.80% for assets                  0.98%              0.62%
                                                 of $500 million
                                                 and more but less
                                                 than $2 billion,

                                                 0.75% for assets of               0.91%              0.59%
                                                 $ 2 billion and more

     The performance adjustment for the Fund works as follows: if the Fund outperforms the S&P 500 Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once the Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     Until July 1, 2002, GMF had agreed contractually to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.25% on Class I and Class III shares and 1.50% on Class II shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.15% on Class I, Class II and Class III shares until at least July 1, 2003.

     From December 18, 2001 (commencement of operations) through December 31, 2001, GMF was paid $1,032, with total reimbursements in the amount of $7,223.

GARTMORE  GVIT  NATIONWIDE  LEADERS  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

          0.90% on assets up to $500 million
          0.80% on assets of $500 million and more
               but less than $2 billion
          0.75% for assets of $2 billion and more

     GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.10% for each Class. From December 18, 2001 (commencement of operations) through December 31, 2001, GMF was paid $346, with total reimbursements in the amount of $7,433.

GARTMORE GVIT EMERGING MARKETS FUND, GARTMORE GVIT INTERNATIONAL GROWTH FUND, GARTMORE GVIT GLOBAL LEADERS FUND, GARTMORE GVIT EUROPEAN LEADERS FUND, GARTMORE GVIT GLOBAL SMALL COMPANIES FUND, GARTMORE GVIT OTC FUND, GARTMORE GVIT ASIA PACIFIC LEADERS FUND, GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GVIT GLOBAL UTILITIES FUND

     For the services it provides under its Investment Advisory Agreement with the Trust, GGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

     FUND                                     ASSETS  INVESTMENT ADVISORY FEE
     ----                                     ------  ------------------------

Gartmore GVIT Emerging Markets Fund and       All                        1.15%
Gartmore GVIT Global Small Companies Fund

Gartmore GVIT International Growth Fund,      All                        1.00%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Utilities Fund

Gartmore GVIT Global Financial Services Fund  All                        0.80%

     In the interest of limiting expenses, GGAMT has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses for the Funds it manages. This waiver is effective through at least July 1, 2003. These waivers and reimbursements are as follows:

          Gartmore GVIT Emerging Markets Fund:
               1.40% for Class I, Class II and Class III shares (1)

          Gartmore  GVIT  International  Growth  Fund:
               1.25%  for  Class  I,  Class  II  and  Class  III  shares(1)

          Gartmore  GVIT  Global  Leaders  Fund:
               1.55%  for  Class  I  shares

          Gartmore  GVIT  European  Leaders  Fund:
               1.25  %  for  Class  I,  Class  II  and  Class  III  shares(1)

          Gartmore  GVIT  Global  Small  Companies  Fund:
               1.75%  for  Class  I  shares

          Gartmore  GVIT  OTC  Fund:
               1.60%  for  Class  I  shares

          Gartmore  GVIT  Asia  Pacific  Leaders  Fund
               1.25  %  for  Class  I,  Class  II  and  Class  III  shares(1)

          Gartmore  GVIT  Global  Financial  Services  Fund
               1.25  %  for  Class  I,  Class  II  and  Class  III  shares(1)

          Gartmore  GVIT  Global  Utilities  Fund
               1.05  %  for  Class  I,  Class  II  and  Class  III  shares(1)

-------------------------------
1 Until July 1, 2002, the expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) were as follows:

     Gartmore GVIT Emerging Markets Fund: 1.75% for Class I and Class III shares and 2.00% for Class II shares

     Gartmore GVIT International Growth Fund: 1.60% for Class I and Class III shares and 1.85% for Class II shares Gartmore GVIT European Leaders Fund:
     1.45  %  for  Class  I  and  Class III shares and 1.70% for Class II shares

     Gartmore GVIT Asia Pacific Leaders Fund: 1.45 % for Class I and Class III shares and 1.70% for Class II shares

     Gartmore GVIT Global Financial Services Fund: 1.35 % for Class I and Class III shares and 1.60% for Class II shares

     Gartmore GVIT Global Utilities Fund: 1.15 % for Class I and Class III shares and 1.40% for Class II shares

     For the period August 30, 2000 (commencement of operations) through December 31, 2000, GGAMT was paid $0, net of waivers in the amount of $37,568 for the Gartmore GVIT Emerging Markets Fund and $0, net of waivers in the amount of $32,038 for the Gartmore GVIT International Growth Fund. During the fiscal year ended December 31, 2001, GGAMT was paid $100,063, with total reimbursements in the amount of $60,069 for the Gartmore GVIT Emerging Markets Fund and $89,283, with total reimbursements in the amount of $99,027 for the Gartmore GVIT International Growth Fund.

     For the period December 18, 2001 (commencement of operations) through December 31, 2001, GGAMT was paid $1,152, with total reimbursements in the amount of $8,320 for the Gartmore GVIT Global Financial Services Fund and $912, with total reimbursements in the amount of $8,323 for the Gartmore GVIT Global Utilities Fund.

SUBADVISERS

The Subadvisers for certain of the Funds advised by the Advisers are as follows:

FUND                                        SUBADVISER(S)
----                                        -------------

Comstock GVIT Value Fund                    Van Kampen Asset Management Inc.
                                            ("VKAM")

Federated GVIT High Income Bond Fund        Federated Investment Counseling ("Federated")

Gartmore GVIT Worldwide Leaders Fund        Gartmore Global Partners ("GGP")

Dreyfus GVIT Mid Cap Index Fund             The Dreyfus Corporation ("Dreyfus")

J. P. Morgan GVIT Balanced Fund             J.P. Morgan Investment Management Inc. ("J.P.
                                            Morgan")

MAS GVIT Multi Sector Bond Fund             Morgan Stanley Investments LP ("MSI")

GVIT Small Cap Value Fund                   The Dreyfus Corporation

GVIT Small Cap Growth Fund                  Waddell & Reed Investment Management
                                            Company ("WRIMCO") and Neuberger Berman,
                                            LLC ("Neuberger Berman")


                                       84

FUND                                        SUBADVISER(S)
----                                        -------------

Nationwide Strategic Value Fund             Strong Capital Management, Inc. ("Strong")
Strong GVIT Mid Cap Growth Fund             Strong

GVIT Small Company Fund                     Dreyfus, Neuberger Berman, Strong, WRIMCO(1)
                                            and GGP(2)

Turner GVIT Growth Focus Fund               Turner Investment Partners, Inc. ("Turner")

Gartmore GVIT Emerging Markets Fund,        GGP
Gartmore GVIT International Growth Fund,
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT Global Small Companies Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific
Leaders Fund, Gartmore Global
Financial Services Fund and Gartmore
GVIT Global Utilities Fund

     VKAM, a wholly-owned subsidiary of Van Kampen Investments Inc. (Van Kampen), is a diversified asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and had more than $416 billion under management or supervision, as of March 31, 2002. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     Federated, a Delaware business trust organized on April 11, 1989, is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of December 31, 2001, Federated had assets under management of approximately $180 billion.

     GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2001 managed approximately $1.1 billion in assets. GGP is a joint venture between Gartmore Securities Limited and Gartmore US Limited, each a holding company. Gartmore US Limited is a wholly owned subsidiary of NGH, a holding company which is owned by Nationwide Corporation. As stated previously, Nationwide Mutual Fire Insurance Company and Nationwide Mutual Insurance Company together own all of the common stock of Nationwide Corporation. GGP is located at 1200 River Road, Conshohocken, PA 19428.

     Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of December 31, 2001,

--------------------------------

1    WRIMCO began service as a subadviser to the Fund on January 5, 2001.

2    GGP began service as a subadviser to the Fund on August 15, 2001.

Dreyfus managed or administered approximately over $185 billion in assets for approximately 1.6 million investor accounts nationwide. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $540 billion in assets as of December 31, 2001. As of December 31, 2001, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $3 trillion in assets.

     J.P. Morgan, a wholly owned subsidiary of J.P. Morgan Chase & Co. Incorporated ("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the 1940 Act. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over 100 years and today, through J.P. Morgan and its other subsidiaries, offers a wide range of banking and investment and investment management services to governmental, institutional, corporate and individual clients.

     MSI is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MSI provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2001, MSDW Investment Management, together with its affiliated asset management companies, managed in excess of $416 billion in assets.

     WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2001, WRIMCO managed over $31 billion in assets.

     Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $59 billion of assets as of December 31, 2001. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

     Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 2001, Strong had approximately $46 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

     Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. As of December 31, 2001, Turner had approximately 9.2 billion in assets under management.

     Subject to the supervision of the Adviser (GMF or GGAMT, as applicable) and the Trustees, each of the Subadvisers manages the assets of the Funds as listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the funds, in the following amounts:

        FUND                                              ASSETS                 FEE
        ----                                              ------                 ---

Comstock GVIT Value Fund                     up to $50 million                   0.35%
                                             $ 50 million up to $250 million     0.30%
                                             $ 250 million up to $500 million    0.25%
                                             $ 500 million and more              0.20%

Federated GVIT High Income Bond Fund         up to $50 million                   0.40%
                                             $ 50 million up to $250 million,    0.25%
                                             $ 250 million up to $500 million,   0.20%
                                             0.15% $500 million and more.        0.15%

Gartmore GVIT Worldwide Leaders Fund         up to $50 million                   0.60%
                                             $ 50 million and more               0.55%

Dreyfus GVIT Mid Cap Index Fund              up to $250 million,                 0.10%
                                             $ 250 million up to $500 million,   0.09%
                                             $ 500 million up to $750 million,   0.08%
                                             $ 750 million up to $1 billion,     0.07%
                                             $ 1 billion and more.               0.05%

J. P. Morgan GVIT Balanced Fund              up to $100 million                  0.35%
                                             $ 100 million and more              0.30%

MAS GVIT Multi Sector Bond Fund              up to $200 million                  0.30%
                                             $ 200 million and more              0.25%

GVIT Small Cap Value Fund                    up to $200 million                  0.50%
                                             $ 200 million and more              0.45%

GVIT Small Cap Growth Fund                   All assets                          0.60%

Nationwide Strategic Value Fund              up to $500 million                  0.50%
                                             $ 500 million and more              0.45%

Strong GVIT Mid Cap Growth Fund              up to $500 million                  0.50%
                                             $ 500 million and more              0.45%

GVIT Small Company Fund                      All assets                          0.60%



                                       87

        FUND                                              ASSETS                 FEE
        ----                                              ------                ------

Turner GVIT Growth Focus Fund(1)             up to $500 million                  0.55%
                                             $ 500 million up to $2 billion      0.45%
                                             $ 2 billion and more                0.40%

Gartmore GVIT Emerging Markets Fund          All assets
Gartmore GVIT Global Small Companies                                            0.575%
Fund

Gartmore GVIT International Growth,          All assets                          0.50%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Utilities Fund
Gartmore GVIT Global Financial Services      All assets                          0.40%
Fund

1 The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.

     The following table sets forth the amount NSI/GMF(1) or GGAMT paid to the Subadvisers for the fiscal years ended December 31, 2001, 2000, 1999:

                                                          YEAR ENDED DECEMBER 31,
       FUND                                  2001                 2000                 1999
       ----                           ------------------  ---------------------  ----------------
Comstock GVIT Value Fund              $       212,251(2)  $          174,893(2)  $      84,180(2)

Federated GVIT High Income Bond       $       322,188     $          249,200     $     202,180
Fund

Gartmore GVIT Worldwide Leaders Fund  $       432,927(3)  $          219,596(3)  $     438,800(3)

Dreyfus GVIT Mid Cap Index Fund       $       192,350     $           64,320     $      67,410(4)

J. P. Morgan GVIT Balanced Fund       $       445,322     $          326,613(5)  $     219,095(6)

--------------------------------
1    Prior  to September 1, 1999, NSI was responsible for paying all subadvisory fees.  After  September  1,  1999,  GMF  assumed  that  responsibility.
2    Prior  to  May  1, 2002, Federated was subadviser to the Fund. As a result, these  fees  were  paid  to  Federated.
3    Prior  to  January  2,  2002,  J.P.  Morgan was the Fund's subadviser. As a result,  these  fees  were  paid  to  J.P.  Morgan.
4    Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter &
     Associates,  Ltd  and  Rice,  Hall,  Jones  & Associates (collectively, the
     "former subadvisers") were the subadvisers for the Fund and were paid under a  different  fee schedule. As a result, these fees include amounts paid to the  former  subadvisers  under  the  different  fee  schedule.
5    Prior  to  May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was
     the  Fund's  subadviser.  As  a  result, these fees include amounts paid to
     SBAM.


                                       88

                                                          YEAR ENDED DECEMBER 31,
       FUND                                  2001                 2000                 1999
       ----                           ------------------  ---------------------  ----------------
MAS GVIT Multi Sector Bond Fund       $       471,808     $          303,984(5)  $     181,855(6)

GVIT Small Cap Value Fund             $     2,282,791     $          999,500     $     479,449

GVIT Small Cap Growth Fund            $       663,062(7)  $          365,621(7)  $      25,989(7)

Nationwide Strategic Value Fund       $       121,764(8)  $          114,142(8)  $      78,669(8)

Strong GVIT Mid Cap Growth Fund       $       969,215(8)  $        1,058,731(8)  $     157,732(8)

GVIT Small Company Fund               $     4,257,790(9)  $     4,307,794(9,10)  $2,336,764(9,10)

Turner GVIT Growth Focus Fund         $       89,938(10)  $            0(12,13)           N/A(13)

Gartmore GVIT Emerging Markets        $       50,032(14)  $            0                  N/A
Fund

Gartmore GVIT International           $       44,642(14)  $            0                  N/A
Growth Fund

Gartmore GVIT Global Financial        $          576(15)               N/A                N/A
Services Fund

Gartmore GVIT Global Utilities        $          456(15)               N/A                N/A
Fund

--------------------------------------------------------------------------------
6 Prior to May 1, 2000, SBAM was the Fund's subadviser. As a result, these fees were paid to SBAM.
7 Prior to May 1, 2002, MSI acted as a subadviser to the Fund. As a result, these fees include amounts paid to MSI. Prior to October 1, 2000, Franklin Advisers, Inc. acted as a subadviser for the Fund. However, Franklin received no advisory fees.
8 Prior to March 12, 2001, Strong had previously subcontracted with Schaefer Capital Management, Inc. ("Schaefer") to act as the subadviser to the Fund. Effective March 12, 2001, Strong assumed Schaefer Capital's subadviser duties. For the years ended December 31, 1999, 2000, 2001 (until March 12,
     2001), Strong paid Schaefer subadvisory fees out of the amount it received. 9 From October 1, 1998 until August 14, 2001, Lazard Asset Management
     ("Lazard") served as a subadviser to the Fund. As a result, these fees include amounts paid to Lazard.
10 Prior to May 1, 2000, Credit Suisse Asset Management, LLC ("Credit Suisse") served as a subadviser to the Fund. As a result, these fees include amounts paid to Credit Suisse.
11   With  total  reimbursements  in  the  amount  of  $67,618.
12   Net  of  waivers  in  the  amount  of  $16,503.
13   The  Fund  commenced  operations  on  June  30,  2000.
14   The  Fund  commenced  operations  on  August  30,  2000.
15   The  Fund  commenced  operations  on  December  18,  2001.

SUBADVISER  PERFORMANCE  FEE  -  TURNER  GVIT  GROWTH  FOCUS  FUND

     For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund between Turner and GMF:

FUND     BENCHMARK    REQUIRED EXCESS   BASE ADVISORY         HIGHEST POSSIBLE   LOWEST POSSIBLE
----     ---------    PERFORMANCE       FEE                   ADVISORY FEE AT    ADVISORY FEE AT
                      -----------       ---                   EACH BREAK POINT   EACH BREAK POINT
                                                              -----------------  -----------------

Turner  Russell 1000             12.0%  0.55% for assets                  0.77%              0.33%
GVIT    Growth Index                    up to $500 million,
Growth
Focus
Fund
                                        0.45% for assets                  0.63%              0.27%
                                        of $500 million
                                        and more but less
                                        than $2 billion,

                                        0.40% for assets of               0.56%              0.24%
                                        $ 2 billion and more

     In the event that the Fund over-or-underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AGREEMENTS

     In determining whether it was appropriate to approve the Investment Advisory Agreements between each Adviser and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the trustees who are not interested persons were also advised by their own independent legal counsel. The Trustees decided to approve the Investment Advisory Agreements on the basis of the following considerations, among others:

     - The investment advisory fee payable to each Adviser under the Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises, and the comparability of the fee to fees paid by other similar investment companies.

     - The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

     - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.

     - Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Investment Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds of the Trust in the continuous distribution of their shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act until October 1, 2002, Nationwide Securities, Inc. served as the underwriter for each of the Funds. GDSI, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc.

     In its capacity as Distributor, GDSI solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION  PLAN

     The Trust, with respect to certain shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits such Funds to compensate GDSI, as the Funds' distributor, for expenses associated with the distribution of such Funds' Class II shares or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II. Although actual distribution expenses may be more or less, under the Plan such Funds, or the applicable class, as indicated below, pay their distributor an annual fee in an amount that will not exceed the following amounts:

Gartmore GVIT Gartmore GVIT Total Return Fund          0.25% of the average daily
                                                       net assets of Class II shares
Gartmore GVIT Global Technology                        of each Fund, all of which
     and Communications Fund                           will be considered a
Gartmore GVIT Emerging Markets Fund                    distribution fee.
Gartmore GVIT International Growth Fund
Gartmore GVIT Global Health Sciences Fund


                                       91

Gartmore GVIT Small Cap Growth Fund
Gartmore GVIT Small Company Fund
Turner GVIT Growth Focus Fund
Dreyfus GVIT Mid Cap Index Fund
Gartmore GVIT Small Cap Value Fund
Gartmore GVIT Worldwide Leaders Fund
Gartmore GVIT Government Bond Fund
Gartmore GVIT European Leaders Fund
Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Asia Pacific Leaders Fund
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund
Gartmore GVIT Investor Destinations Aggressive Fund    0.25% of the average daily
Gartmore GVIT Investor Destinations Moderately         net assets of shares of each
    Aggressive Fund                                    Fund, all of which will be
Gartmore GVIT Investor Destinations Moderate Fund      considered a distribution fee.
Gartmore GVIT Investor Destinations Moderately
    Conservative Fund
Gartmore GVIT Investor Destinations Conservative Fund
Gartmore GVIT Money Market Fund II

For the fiscal year ended December 31, 2001, the Funds paid to NSI (the Trust's previous underwriter) the following amounts associated with the distribution of such Funds' Class II shares (or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II):

FUND                                                               FEES PAID
-----------------------------------------------------------------  ----------
Gartmore GVIT Worldwide Leaders Fund(1)                            N/A
Gartmore GVIT Nationwide Leaders Fund(1)                           N/A
Gartmore GVIT U.S. Growth Leaders Fund(1)                          N/A

Gartmore GVIT Global Technology and Communications Fund(1)         N/A
Gartmore GVIT Global Health Sciences Fund(1)                       N/A
Gartmore GVIT Global Financial Services Fund(1)                    N/A
Gartmore GVIT Global Utilities Fund(1)                             N/A
Gartmore GVIT Government Bond Fund(1)                              N/A
Gartmore GVIT Gartmore GVIT Total Return Fund(1)                   N/A
Gartmore GVIT Emerging Markets Fund(1)                             N/A
Gartmore GVIT International Growth Fund(1)                         N/A
Turner GVIT Growth Focus Fund(1)                                   N/A
Gartmore GVIT Small Cap Growth Fund(1)                             N/A
Gartmore GVIT Small Company Fund(1)                                N/A
Gartmore GVIT Small Cap Value Fund(1)                              N/A


                                       92

FUND                                                               FEES PAID
-----------------------------------------------------------------  ----------
Dreyfus GVIT Mid Cap Index Fund(1)                                 N/A
Gartmore GVIT Money Market Fund II                                 $   17,885
Gartmore GVIT Investor Destinations Aggressive Fund(1)             $       69
Gartmore GVIT Investor Destinations Moderately Aggressive Fund     $       68
Gartmore GVIT Investor Destinations Moderate Fund                  $       69
Gartmore GVIT Investor Destinations Moderately Conservative Fund   $       68
Gartmore GVIT Investor Destinations Conservative Fund              $       68
Gartmore GVIT Asia Pacific Leaders Fund(1)                         N/A
Gartmore GVIT European Leaders Fund(1)                             N/A

1 Class II shares of these Funds had not commenced operations as of December 31, 2001.

     Distribution expenses paid by GDSI are generally used to compensate sales personnel and broker-dealers for sales and shareholder services. Distributor expenses may also include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors and advertising. As of December 31, 2001, all fees collected by NSI (the Trust's previous underwriter) pursuant to the Plan (except $2,422 primarily relating to fees received on seed money in Gartmore GVIT Money Market Fund II) were used to compensate broker-dealers for sales and shareholder services.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.


FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

     Under the terms of a Fund Administration Agreement, GSA provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. Gartmore Investor Services, Inc. ("GISI"), a wholly owned subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. Beginning December 1, 2001, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                             AGGREGATE TRUST FEE
                                             -------------------
             ASSET LEVEL*               AS A PERCENTAGE OF NET ASSETS
--------------------------------------  -----------------------------

$ up to $1 billion                                    0.13%
$ 1 billion and more up to $3 billion                 0.08%
$ 3 billion and more up to $8 billion                 0.05%
$ 8 billion and more up to $10 billion                0.04%
$ 10 billion and more up to $12 billion               0.02%
$ 12 billion or more                                  0.01%
---------------
* The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.

     GSA  pays  GISI  from  these  fees  for  its  services.

     Effective September 1, 1999, the fund administration services previously performed for the Funds by NSI were transferred to GSA, an affiliate of NSI and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. The fund administration fees paid, under a previous fee schedule are as follows:

                                              2001
                                            RECEIVED
                                             (1/1/01-     2001       2000      2000       1999      1999
       FUND                                 11/30/01)*   WAIVED   RECEIVED*   WAIVED   RECEIVED*   WAIVED
       ----                                 -----------  -------  ----------  -------  ----------  -------
Gartmore GVIT Nationwide Leaders Fund(1)    $        --  $    --  $      ---  $   ---  $      ---  $   ---
Gartmore GVIT U.S. Growth Leaders Fund(1)          N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT Worldwide Leaders Fund             47,751      ---      52,667      ---      25,620      ---
Gartmore GVIT International Growth Fund(2)       68,630      ---           0   25,000         N/A      N/A
Gartmore GVIT Emerging Markets Fund(2)           68,630      ---       5,601   19,399         N/A      N/A


                                       94

                                               2001
                                             RECEIVED
                                             (1/1/01-     2001       2000      2000       1999      1999
       FUND                                 11/30/01)*   WAIVED   RECEIVED*   WAIVED   RECEIVED*   WAIVED
       ----                                 -----------  -------  ----------  -------  ----------  -------

Gartmore GVIT Global Technology
    and Communications Fund(3)                   68,630      ---           0   37,295         N/A      N/A
Gartmore GVIT Global Financial
    Services Fund(4)                               N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT Global Utilities Fund(4)             N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT Global Health Sciences
    Fund(5)                                      68,630      ---           0      619         N/A      N/A
Gartmore GVIT Total Return Fund                 742,343      ---     973,697      ---   1,068,669      ---
Gartmore GVIT Growth Fund                       196,615      ---     422,949      ---     539,831      ---
Gartmore GVIT Government Bond Fund              484,373      ---     377,378      ---     386,796      ---
Gartmore GVIT Money Market Fund               1,041,327      ---     881,362      ---     799,936      ---
GVIT Small Cap Value Fund                       270,559      ---     140,913      ---      67,123      ---
GVIT Small Company Fund                         380,420      ---     445,045      ---      88,960      ---
GVIT Small Cap Growth Fund(6)                    70,506      ---      75,345      ---      49,932   43,393
Turner GVIT Growth Focus Fund(3)                 68,630      ---      37,295      ---         N/A      N/A
Comstock GVIT Value Fund                         35,405      ---      31,080      ---      14,732      ---
Federated GVIT High Income Bond Fund             62,507      ---      48,777      ---      36,554      ---
J.P. Morgan GVIT Balanced Fund                   83,503      ---      65,560      ---      43,819      ---
Dreyfus GVIT Mid Cap Index Fund                 120,456      ---      45,025      ---       9,880      ---
Strong GVIT Mid Cap Growth Fund                 125,606      ---     146,884      ---  $   22,082      ---
MAS GVIT Multi Sector Bond Fund                  99,729      ---      67,855      ---      37,020      ---
Gartmore GVIT Money Market Fund II(1)            12,340      ---         N/A      N/A         N/A      N/A
Gartmore GVIT Investor Destinations
    Aggressive Fund(7)                             N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT Investor Destinations
        Moderately Aggressive Fund(7)              N/A       N/A         N/A      N/A         N/A      N/A
 Gartmore GVIT Investor Destinations
        Moderate Fund(7)                           N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT Investor Destinations
    Moderately Conservative Fund(7)                N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT Investor Destinations
    Conservative Fund(7)                           N/A       N/A         N/A      N/A         N/A      N/A
Nationwide GVIT Strategic Value Fund             15,725      ---      15,980      ---      11,014      ---
Gartmore GVIT Global Leaders Fund(X)               N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT Global Small Companies
    Fund(X)                                        N/A       N/A         N/A      N/A         N/A      N/A


                                       95

                                               2001
                                             RECEIVED
                                             (1/1/01-     2001       2000      2000       1999      1999
       FUND                                 11/30/01)*   WAIVED   RECEIVED*   WAIVED   RECEIVED*   WAIVED
       ----                                 -----------  -------  ----------  -------  ----------  -------

Gartmore GVIT OTC Fund(X)                          N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT European Leaders Fund(X)             N/A       N/A         N/A      N/A         N/A      N/A
Gartmore GVIT Asia Pacific Leaders Fund(X)         N/A       N/A         N/A      N/A         N/A      N/A

---------------
* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect fund administration fees from January 1, 2001 through November 30, 2001.
1    The Funds commenced operations on December 31, 2001.
2    The Funds commenced operations as of August 30, 2000.
3    The Funds commenced operations as of June 30, 2000.
4    The Funds commenced operations on December 28, 2001
5    The Fund commenced operations as of December 29, 2000.
6    The Fund commenced operations on May 1, 1999.
7    The Funds commenced operations on December 12, 2001.
X    The Funds have not yet commenced operations.

     For the period of January 1, 2001 through November 30, 2001 and the fiscal years ended December 31, 2000 and 1999, GISI received the following, for the transfer agency services it provided:

                                                                            2001
                                                                          RECEIVED*          2000       1999
         FUND                                                        (1/1/01 - 11/30/01)   RECEIVED   RECEIVED
         ----                                                        --------------------  ---------  ---------
Gartmore GVIT Nationwide Leaders Fund(1)                             $               ---   $     ---  $     ---
Gartmore GVIT U.S. Growth Leaders Fund(1)                                            N/A         N/A        N/A
Gartmore GVIT Worldwide Leaders Fund                                               6,819       7,523      3,660
Gartmore GVIT International Growth Fund(2)                                           819         320        N/A
Gartmore GVIT Emerging Markets Fund(2)                                               740         158        N/A
Gartmore GVIT Global Technology and Communications Fund(3)                         1,206         456        N/A
Gartmore GVIT Global Financial Services Fund(4)                                      N/A         N/A        N/A
Gartmore GVIT Global Utilities Fund(4)                                               N/A         N/A        N/A
Gartmore GVIT Global Health Sciences Fund(5)                                         206           2        N/A
Gartmore GVIT Total Return Fund                                                  162,585     218,406    242,137
Gartmore GVIT Growth Fund                                                         39,302      84,652    109,943
Gartmore GVIT Government Bond Fund                                                98,683      75,470     77,359
Gartmore GVIT Money Market Fund                                                  237,232     195,325    175,087
GVIT Small Cap Value Fund                                                         44,312      20,191      9,589
GVIT Small Company Fund                                                           67,196      71,788     38,947


                                       96

                                                                            2001
                                                                          RECEIVED*          2000       1999
         FUND                                                        (1/1/01 - 11/30/01)   RECEIVED   RECEIVED
         ----                                                        --------------------  ---------  ---------
GVIT Small Cap Growth Fund(6)                                                      9,571       6,093        433
Turner GVIT Growth Focus Fund(3)                                                     915         183        N/A
Comstock GVIT Value Fund                                                           5,056       4,440      2,105
Federated GVIT High Income Bond Fund                                               8,925       6,967      5,222
J.P. Morgan GVIT Balanced Fund                                                    11,923       9,365      6,260
Dreyfus GVIT Mid Cap Index Fund                                                   17,199       6,431      1,411
Strong GVIT Mid Cap Growth Fund                                                   17,953      21,173      3,155
MAS GVIT Multi Sector Bond Fund                                                   14,240       9,693      5,288
Gartmore GVIT Money Market Fund II(1)                                                437         N/A        N/A
Gartmore GVIT Investor Destinations Aggressive Fund(7)                               N/A         N/A        N/A
Gartmore GVIT Investor Destinations Moderately Aggressive Fund(7)                    N/A         N/A        N/A
Gartmore GVIT Investor Destinations Moderate Fund(7)                                 N/A         N/A        N/A
Gartmore GVIT Investor Destinations Moderately Conservative Fund(7)                  N/A         N/A        N/A
Gartmore GVIT Investor Destinations Conservative Fund(7)                             N/A         N/A        N/A
Nationwide GVIT Strategic Value Fund                                               2,246       2,283      1,573

Gartmore GVIT Global Leaders Fund(X)                                                 N/A         N/A        N/A
Gartmore GVIT Global Small Companies Fund(X)                                         N/A         N/A        N/A
Gartmore GVIT OTC Fund(X)                                                            N/A         N/A        N/A
Gartmore GVIT European Leaders Fund(X)                                               N/A         N/A        N/A
Gartmore GVIT Asia Pacific Leaders Fund(X)                                           N/A         N/A        N/A

* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect transfer agency fees from January 1, 2001 through November 30, 2001.
1    The  Funds  commenced  operations  on  December  31,  2001.
2    The  Funds  commenced  operations  as  of  August  30,  2000.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Funds  commenced  operations  on  December  28,  2001
5    The  Fund  commenced  operations  as  of  December  29,  2000.
6    The  Fund  commenced  operations  on  May  1,  1999.
7    The  Funds  commenced  operations  on  December  12,  2001.
X    The  Funds  have  not  yet  commenced  operations.

     For the period of December 1, 2001 to December 31, 2001, GSA received the following, for the fund administration services provided by GSA and for the transfer agency services provided by GISI:

                                                                DECEMBER
                                                                  2001
                         FUND                                   RECEIVED*
-------------------------------------------------------------   ---------
Gartmore GVIT Nationwide Leaders Fund(1)                          $      25
Gartmore GVIT U.S. Growth Leaders Fund(1)                                75
Gartmore GVIT Worldwide Leaders Fund                                  3,880
Gartmore GVIT International Growth Fund(2)                              484
Gartmore GVIT Emerging Markets Fund(2)                                  849
Gartmore GVIT Global Technology and Communications Fund(3)              875
Gartmore GVIT Global Financial Services Fund(4)                          75
Gartmore GVIT Global Utilities Fund(4)                                   74
Gartmore GVIT Global Health Sciences Fund(5)                            139
Gartmore GVIT Total Return Fund                                      91,431
Gartmore GVIT Growth Fund                                            19,748
Gartmore GVIT Government Bond Fund                                   71,439
Gartmore GVIT Money Market Fund                                     162,281
GVIT Small Cap Value Fund                                            35,615
GVIT Small Company Fund                                              39,879
GVIT Small Cap Growth Fund(6)                                         7,207
Turner GVIT Growth Focus Fund(3)                                      1,034
Comstock GVIT Value Fund                                              2,881
Federated GVIT High Income Bond Fund                                  6,243
J.P. Morgan GVIT Balanced Fund                                        8,137
Dreyfus GVIT Mid Cap Index Fund                                      13,221
Strong GVIT Mid Cap Growth Fund                                       9,291
MAS GVIT Multi Sector Bond Fund                                       9,645
Gartmore GVIT Money Market Fund II(1)                                 1,804
Gartmore GVIT Investor Destinations Aggressive Fund(7)                  N/A
Gartmore GVIT Investor Destinations Moderately Aggressive Fund(7)       N/A
Gartmore GVIT Investor Destinations Moderate Fund(7)                    N/A
Gartmore GVIT Investor Destinations Moderately Conservative Fund(7)     N/A
Gartmore GVIT Investor Destinations Conservative Fund(7)                N/A
Nationwide GVIT Strategic Value Fund                                  1,231


                                       98

                                                                DECEMBER
                                                                  2001
                         FUND                                   RECEIVED*
-------------------------------------------------------------   ---------
Gartmore GVIT Global Leaders Fund(X)                                    N/A
Gartmore GVIT Global Small Companies Fund(X)                            N/A
Gartmore GVIT OTC Fund(X)                                               N/A
Gartmore GVIT European Leaders Fund(X)                                  N/A
Gartmore GVIT Asia Pacific Leaders Fund(X)                              N/A


* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect combined fund administration and transfer agency fees from December 1, 2001 through December 31, 2001.
1    The  Funds  commenced  operations  on  December  31,  2001.
2    The  Funds  commenced  operations  as  of  August  30,  2000.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Funds  commenced  operations  on  December  28,  2001
5    The  Fund  commenced  operations  as  of  December  29,  2000.
6    The  Fund  commenced  operations  on  May  1,  1999.
7    The  Funds  commenced  operations  on  December  12,  2001.
X    The  Funds  have  not  yet  commenced  operations.

SUB-ADMINISTRATION

     GSA has entered into a Services Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), and GISI has entered into a Sub-Transfer Agent Agreement with BISYS, effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                                                        AGGREGATE TRUST FEE
ASSET LEVEL**                                      AS A PERCENTAGE OF NET ASSETS
--------------------------------------------------------------------------------
$  up to $1 billion                                             0.10%
$1 billion and more up to $3 billion                            0.05%
$3 billion and more up to $8 billion                            0.04%
$8 billion and more up to $10 billion                           0.02%
$10 billion and more up to $12 billion                          0.01%
$12 billion or more                                             0.005%

----------
** The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.

     For the period of January 1, 2001 through October 31, 2001 and the fiscal years ended December 31, 2000 and 1999, BISYS received (under a previous fee schedule) $6,228,787, $6,385,351 and $1,965,403, respectively, for the sub-administration services it provided and $3,676,394, $4,182,062 and $1,352,670 for the sub-transfer agency services it provided. Effective November 1, 2001, the sub-administration and sub-transfer agency fees were combined. For the period November 1 to December 31, 2001, BISYS received $1,803,079 for the combined sub-administration and sub-transfer agency services it provided.

ADMINISTRATIVE  SERVICE  PLAN

     Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, effective July 1, 1999, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class II and Class III shares of the Funds and at the annual rate of up to 0.10% of the average daily net assets of the Class V shares held by customers of NFS or any such other entity.

     During the fiscal years ended December 31, 2001, 2000 and 1999, NFS and its affiliates received $12,276,973, $11,053,480 and $5,398,688 in administrative services fees from the Funds.

CUSTODIAN

     Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of Bank of New York for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL  COUNSEL

     Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT  ACCOUNTANTS

     PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

BROKERAGE  ALLOCATIONS

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commission are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is "best price execution of the transaction," i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a Subadviser. In placing orders with such broker-dealers, the adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or Subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchase or sole; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934 that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic on modeling software, market data fees and historical market information. Any such research and other information provided by brokers to an Adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the Advisers and Subadvisors pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended December 31, 2001, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to, GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $4,043,823 for all their advisory clients, including the Funds.

     The following tables list the amount of brokerage commissions and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

                          FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------
                                                                  TRANSACTIONS  RELATED  TO
                                                                BROKERAGE OR RESEARCH SERVICES(1)
                                                                ---------------------------------
     FUND                                              COMMISSION      $AMOUNT      COMMISSION
-----------------------------------------------------  -----------  --------------  -----------
Gartmore GVIT Nationwide Leaders Fund(2)               $       488  $               $
Gartmore GVIT U.S. Growth Leaders Fund(2)                    1,630              --           --
Gartmore GVIT Worldwide Leaders Fund                       279,537              --           --
Gartmore GVIT International Growth Fund(3)                  99,551              --           --
Gartmore GVIT Emerging Markets Fund(3)                      72,797              --           --
Gartmore GVIT Global Technology
    and Communications Fund(4)                             145,558       3,399,892        5,993
Gartmore GVIT Global Financial Services Fund(5)              2,449              --           --
Gartmore GVIT Global Utilities Fund(5)                       3,520              --           --
Gartmore GVIT Global Health Sciences Fund(6)                21,697       1,673,320        1,942
Gartmore GVIT Total Return Fund                          2,615,444     578,826,967      851,570
Gartmore GVIT Growth Fund                                1,685,987     306,190,755      452,943
Gartmore GVIT Government Bond Fund                               0              --           --
Gartmore GVIT Money Market Fund                                  0              --           --
GVIT Small Cap Value Fund                                2,996,661      66,454,430      212,029
GVIT Small Company Fund                                  2,122,835     724,349,996    2,335,097
GVIT Small Cap Growth Fund                                 198,124     156,978,470      282,170
Turner GVIT Growth Focus Fund(4)                           221,687       2,408,070        1,960
Comstock GVIT Value Fund                                    96,410      16,225,687       20,966
Federated GVIT High Income Bond Fund                           267              --           --
J.P. Morgan GVIT Balanced Fund                              82,493              --           --
Dreyfus GVIT Mid Cap Index Fund                             65,724              --           --
Strong GVIT Mid Cap Growth Fund                          2,347,489   2,429,578,645    4,107,903


                                      103

                              FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------
                                                                   TRANSACTIONS  RELATED  TO
                                                                BROKERAGE OR RESEARCH SERVICES(1)
                                                                ---------------------------------
     FUND                                              COMMISSION      $AMOUNT      COMMISSION
-----------------------------------------------------  -----------  --------------  -----------
MAS GVIT Multi Sector Bond Fund                                  0              --           --
Gartmore GVIT Money Market Fund II(7)                            0              --           --
Gartmore GVIT Investor Destinations Aggressive Fund(8)           0              --           --
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund(8)                                    0              --           --
Gartmore GVIT Investor Destinations
Moderate Fund(8)                                                 0              --           --
Gartmore GVIT Investor Destinations
Moderately Conservative Fund(8)                                  0              --           --
Gartmore GVIT Investor Destinations
Conservative Fund(8)                                             0              --           --
Nationwide GVIT Strategic Value Fund                       127,268      70,797,569      166,397
Gartmore GVIT Global Leaders Fund(X)                           N/A            N/A           N/A
Gartmore GVIT Global Small Companies Fund(X)                   N/A            N/A           N/A
Gartmore GVIT OTC Fund(X)                                      N/A            N/A           N/A
Gartmore GVIT European Leaders Fund(X)                         N/A            N/A           N/A
Gartmore GVIT Asia Pacific Leaders Fund(X)                     N/A            N/A           N/A

---------------
1    To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified  it.
2    The  Funds  commenced  operations  as  of  December  31,  2001.
3    The  Funds  commenced  operations  as  of  August  30,  2000.
4    The  Funds  commenced  operations  as  of  June  30,  2000.
5    The  Funds  commenced  operations  as  of  December  28,  2001.
6    The  Fund  commenced  operations  as  of  December  29,  2000.
7    The  Funds  commenced  operations  as  of  October  2,  2001.
8    The  Funds  commenced  operations  as  of  December  12,  2001.
X    The  Fund  has  not  yet  commenced  operations.

                          FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------
                                                             TRANSACTIONS  RELATED  TO
                                                          BROKERAGE OR RESEARCH SERVICES(1)
                                                          ---------------------------------
    FUND                                         COMMISSION     $AMOUNT     COMMISSION
-----------------------------------------------  -----------  ------------  -----------
Strong GVIT Mid Cap Growth Fund                  $ 3,333,396  $363,014,518  $   323,019
Nationwide GVIT Strategic Value Fund                  72,533     7,548,638       13,061
Comstock GVIT Value Fund                              50,307            --           --
Federated GVIT High Income Bond Fund                       0            --           --
J.P. Morgan GVIT Balanced Fund                       119,026            --           --
MAS GVIT Multi Sector Bond Fund                            0            --           --
GVIT Small Cap Value Fund                                  0   104,206,444      336,125
Gartmore GVIT Worldwide Leaders Fund                 343,746            --           --
Dreyfus GVIT Mid Cap Index Fund                      123,246            --           --
GVIT Small Cap Growth Fund                           156,285            --           --
GVIT Small Company Fund(2)                         2,281,254   182,649,855      280,636
Nationwide Income Fund                                     0            --           --
Gartmore GVIT Total Return Fund(2)                 5,658,548            --           --
Gartmore GVIT Growth Fund(2)                       1,930,966            --           --
Gartmore GVIT Government Bond Fund                         0            --           --
Turner GVIT Growth Focus Fund(3)                      62,510         3,295        5,000
Gartmore GVIT Global Technology
    and Communications Fund(2, 3)                     30,950            --           --
Gartmore GVIT Global Health Sciences Fund(2, 4)        2,030            --           --
Gartmore GVIT Emerging Markets Fund(2, 5)             14,279            --           --
Gartmore GVIT International Growth Fund(2, 5)         34,401            --           --
Gartmore GVIT Global Leaders Fund(6)                     N/A           N/A          N/A
Gartmore GVIT European Growth Fund(6)                    N/A           N/A          N/A
Gartmore GVIT Global Small Companies Fund(6)             N/A           N/A          N/A
Gartmore GVIT OTC Fund(6)                                N/A           N/A          N/A

---------------
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2 For the fiscal year ended December 31, 2000, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $2,942,454 for all their advisory clients, including the Funds. This total may include soft dollar commissions related to these Funds.
3    The Funds commenced operations as of June 30, 2000.
4    The Fund commenced operations as of December 29, 2000.
5    The Funds commenced operations as of August 30, 2000.
6    The Fund had not yet commenced operations.

                     FOR THE YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------
                                                   TRANSACTIONS  RELATED  TO
                                                BROKERAGE OR RESEARCH SERVICES(1)
                                                ---------------------------------
    FUND                               COMMISSION     $AMOUNT     COMMISSION
-------------------------------------  -----------  ------------  -----------
Strong GVIT Mid Cap Growth Fund        $   348,253  $ 77,864,109  $    98,375
Nationwide GVIT Strategic Value Fund        66,667     5,013,018        7,859
Comstock GVIT Value Fund                    27,780     8,088,262        8,659
Federated GVIT High Income Bond Fund           379            --           --
J.P. Morgan GVIT Balanced Fund              47,558       858,024        1,248
MAS GVIT Multi Sector Bond Fund                 --            --           --
GVIT Small Cap Value Fund                1,199,913   124,965,494      316,630
Gartmore GVIT Worldwide Leaders Fund       102,624            --           --
Dreyfus GVIT Mid Cap Index Fund             60,773            --           --
GVIT Small Cap Growth Fund(2)               16,381     6,004,581        9,600
GVIT Small Company Fund(3)                 996,995   141,963,141      282,969
Nationwide Income Fund                          --            --           --
Gartmore GVIT Total Return Fund          1,982,239            --           --
Gartmore GVIT Growth Fund                  651,886            --           --
Gartmore GVIT Government Bond Fund              --            --           --

---------------
1 This information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2    The Small Cap Growth Fund commenced operations on May 1, 1999.
3 The information provided for '$ Amount' under Transactions Related to Brokerage or Research Services for this Fund does not reflect the impact of $15,200 of commissions because the former subadviser to which this information pertains was unable to furnish the related transactions '$ Amount'.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

     The following table lists the amount of brokerage commissions paid to affiliated brokers:

-------------------------------------------------------------------
                                                 COMMISSIONS
-------------------------------------------------------------------
    FUND                   BROKER          2001     2000     1999
-------------------------------------------------------------------
GVIT Small          Neuberger & Berman    $35,755  $65,527  $42,706
   Company Fund
-------------------------------------------------------------------
GVIT Small Cap      Neuberger & Berman    $18,703  $ 6,355  $   ---
   Growth Fund
-------------------------------------------------------------------
Dreyfus GVIT Mid    Mellon Bank           $ 5,661  $   566  $   ---
   Cap Index Fund
-------------------------------------------------------------------
J.P. Morgan GVIT    Salomon Smith Barney  $ 6,114  $   ---  $ 3,220
     Balanced Fund
-------------------------------------------------------------------
GVIT Small          Lazard Freres         $   920  $   ---  $   290
   Company Fund
-------------------------------------------------------------------

     During the year ended December 31, 2001, commissions paid by the GVIT Small Company Fund to Neuberger & Berman represented 1.68% of total commissions paid by the Fund or 1.50% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the GVIT Small Cap Growth Fund to Neuberger & Berman represented 9.44% of total commissions paid by the Fund or 8.11% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the Dreyfus GVIT Mid Cap Index Fund to Mellon Bank represented 8.61% of total commissions paid by the Fund or 4.25% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the J.P. Morgan GVIT Balanced Fund to Salomon Smith Barney represented 7.41% of total commissions paid by the Fund or 5.27% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the GVIT Small Company Fund to Lazard Freres represented 0.04% of total commissions paid by the Fund or 0.02% of the aggregate dollar amount of transactions involving the payment of commissions.

     As of December 31, 2001, none of the Funds held investments in their regular brokers or dealers.

PURCHASES,  REDEMPTIONS  AND  PRICING  OF  SHARES

     An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). The Trust will not compute NAV for the Funds on customary national business holidays, including the following:
Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day.

     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

     Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 day or less are considered to be "short-term" and are valued at amortized cost which approximated market value. The pricing service activities and results are reviewed by an officer of the Trust.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provided a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees of the Trust.

     The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or its designee, are valued at fair value under procedures approved by the Trust's Board of Trustees. For the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

     A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                             ADDITIONAL INFORMATION

DESCRIPTION  OF  SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 37 separate funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES                                                                           SHARE CLASSES
------                                                                           -------------
Gartmore GVIT Total Return Fund                                   Class I, Class II, Class III
Gartmore GVIT Growth Fund                                                              Class I
Gartmore GVIT Government Bond Fund                                Class I, Class II, Class III
Gartmore GVIT Money Market Fund                                               Class I, Class V
GVIT Small Company Fund                                           Class I, Class II, Class III
J.P. Morgan GVIT Balanced Fund                                                         Class I
Comstock GVIT Value Fund                                                               Class I
Gartmore GVIT Worldwide Leaders Fund                                        Class I, Class III
Federated GVIT High Income Bond Fund                                        Class I, Class III
MAS GVIT Multi Sector Bond Fund                                             Class I, Class III
GVIT Small Cap Value Fund                                         Class I, Class II, Class III
Dreyfus GVIT Mid Cap Index Fund                                   Class I, Class II, Class III
GVIT Small Cap Growth Fund                                        Class I, Class II, Class III
Strong GVIT Mid Cap Growth Fund                                             Class I, Class III
Nationwide GVIT Strategic Value Fund                                                   Class I
Turner GVIT Growth Focus Fund                                     Class I, Class II, Class III
Gartmore GVIT Global Technology and Communications Fund           Class I, Class II, Class III
Gartmore GVIT Global Health Sciences Fund                         Class I, Class II, Class III
Gartmore GVIT Emerging Markets Fund                               Class I, Class II, Class III
Gartmore GVIT International Growth Fund                           Class I, Class II, Class III
Gartmore GVIT Global Leaders Fund                                                      Class I
Gartmore GVIT European Leaders Fund                               Class I, Class II, Class III
Gartmore GVIT Global Small Companies Fund                                              Class I
Gartmore GVIT OTC Fund                                                                 Class I
Gartmore GVIT Nationwide Leaders Fund                             Class I, Class II, Class III
Gartmore GVIT U.S. Growth Leaders Fund                            Class I, Class II, Class III
Gartmore GVIT Asia Pacific Leaders Fund                           Class I, Class II, Class III


                                      110

SERIES                                                                           SHARE CLASSES
------                                                                           -------------
Gartmore GVIT Global Financial Services Fund                      Class I, Class II, Class III
Gartmore GVIT Global Utilities Fund                               Class I, Class II, Class III
Gartmore GVIT Investor Destinations Aggressive Fund                       No Class Designation
Gartmore GVIT Investor Destinations Moderately Aggressive Fund            No Class Designation
Gartmore GVIT Investor Destinations Moderate Fund                         No Class Designation
Gartmore GVIT Investor Destinations Moderately Conservative Fund          No Class Designation
Gartmore GVIT Investor Destinations Conservative Fund                     No Class Designation
Gartmore GVIT Money Market Fund II                                        No Class Designation

     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

     (1)  designate series of the Trust; or

     (2)  change the name of the Trust; or

     (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER  INQUIRIES

     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX  STATUS

     Election to be taxed as a regulated investment company. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     Diversification requirements. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER  TAX  CONSEQUENCES

     Effect of foreign investments on distributions. Certain Funds (including the Underlying Funds of GVIT Investors Destinations Funds) may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

     Investment in PFIC securities. If a Fund (including an Underlying Fund of GVIT Investors Destinations Funds) invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

     Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

     Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE GARTMORE GVIT MONEY MARKET FUND AND THE GARTMORE GVIT MONEY MARKET FUND II:

     Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II to adjust distributions to maintain its respective $1 share price. These procedures may result in under- or over-distributions by the Fund of its respective net investment income.

TAX  CONSEQUENCES  TO  SHAREHOLDERS

     Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

FINANCIAL  STATEMENTS

     The Report of Independent Accountants and Financial Statements of the Trust for the period ended December 31, 2001 and the Financial Statements for the Funds for the period ended June 30, 2002 are incorporated herein by reference to the Trust's Annual Report and Semi-Annual Report. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

                                   APPENDIX A

                                  DEBT RATINGS

STANDARD  &  POOR'S  DEBT  RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.  Nature  of  and  provisions  of  the  obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT  GRADE

     AAA  -  Debt  rated  'AAA'  has  the  highest rating assigned by Standard &
Poor's.  Capacity  to  pay  interest  and  repay  principal is extremely strong.

     AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE  GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC  -  Debt  rated  'CC'  is  currently  highly  vulnerable  to  nonpayment.

C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S  LONG-TERM  DEBT  RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH  INVESTORS  SERVICE,  INC.  BOND  RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A         Bonds  considered  to  be investment grade and of high credit quality.
          The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C         Bonds  are  in  imminent  default in payment of interest or principal.

DDD, Bonds are in default on interest and/or principal payments. Such bonds DD & are extremely speculative, and should be valued on the basis of their
D ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

SHORT-TERM  RATINGS

STANDARD  &  POOR'S  COMMERCIAL  PAPER  RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD  &  POOR'S  NOTE  RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

     [_] Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     [_] Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

     Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3      Speculative  capacity  to  pay  principal  and  interest.

MOODY'S  SHORT-TERM  RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.

Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S  NOTE  RATINGS

MIG  1/VMIG 1  This  designation  denotes  best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG 2  This  designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG  3/VMIG 3  This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG  4/VMIG 4  This  designation  denotes  adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH  SHORT-TERM  RATINGS

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.


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
     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     B Speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D Default. Issues assigned this rating are in actual or imminent payment default.

================================================================================
                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated September 19, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(c)  Article  VI  of  the  Amended  Declaration  of Trust and Article III of the
     Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

(d)

(d) (1) Investment Advisory Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Investment  Advisory
               Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A effective May 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (d) Form of Amended Exhibit A dated _____ to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Investment Advisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance
          Trust) and Villanova Global Asset Management Trust ("VGAMT") (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A dated December 27, 2000 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated December 18, 2001 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3)  Subadvisory  Agreements  for  the  GVIT  Small  Company  Fund.

          (a) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and The Dreyfus previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 1, 2000, as amended January 5, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company is filed herewith as Exhibit (d)(3)(d).

          (e) Subadvisory Agreement dated August 15, 2001 with Gartmore Global Partners previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (4)  Subadvisory  Agreements  for  GVIT  Small  Cap  Growth  Fund.

          (a) Subadvisory Agreements dated May 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger Berman, LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (5)  Subadvisory  Agreements  for  the  other  subadvised  funds.

          (a) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund (now known as the Strong GVIT Mid Cap Growth Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1)  Amendment  dated  September  1,  1999  to  the  Subadvisory
                    Agreement Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated August 9, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. for the Nationwide Strategic Value Fund (now known as Nationwide GVIT Strategic Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Federated Investment Counseling for the Federated GVIT Equity Income Fund (now known as Comstock GVIT Value Fund) and Federated NSAT High Income Bond Fund (now known as Federated GVIT High Income Bond
               Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Federated Investment Counseling previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and The Dreyfus Corporation for the Nationwide Small Cap Value Fund (now known as GVIT Small Cap Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Subadvisory Agreement dated September 24, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation for the Dreyfus NSAT Mid Cap Index Fund (now known as Dreyfus GVIT Mid Cap Index Fund) is filed herewith as Exhibit (5)(e).

          (f) Subadvisory Agreement dated May 5, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Turner Investment Partners, Inc. for the Turner NSAT Growth Focus Fund (Now known as Turner GVIT Growth Focus Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (g) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund (Now known as J.P. Morgan GVIT Balanced Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (h) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Miller Anderson & Sherrerd, LLP (now known as Morgan Stanley Investments, LP) for the MAS NSAT Multi Sector Bond Fund (now known as MAS GVIT Multi Sector Bond Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (i) Subadvisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners ("GGP") for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Leaders Fund and Gartmore NSAT Global Small Companies Fund (now known as Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund and Gartmore GVIT Global Small Companies Fund), previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended Exhibit A dated December 3, 2001 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP adding Gartmore NSAT OTC Fund, Gartmore NSAT Global Utilities Fund, Gartmore NSAT Global Financial Services Fund and Gartmore NSAT Asia Pacific Leaders Fund (now known as Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Asia Pacific Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (j) Subadvisory Agreement dated August 15, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Nationwide Small Company Fund (now known as GVIT Small Company
               Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment Exhibit A dated January 2, 2002 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners for the
                    Nationwide Global 50 Fund (now known as Gartmore GVIT Worldwide Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (k) Subadvisory Agreement dated May 1, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Van Kampen Asset Management, Inc. for the Comstock GVIT Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (l) Form of Subadvisory Agreement dated _______ among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation for the Dreyfus GVIT International Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (m) Form of Subadvisory Agreement dated _______ among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and SSgA Funds Management, Inc. for the GVIT Equity 500 Index previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (e) Underwriting Agreement dated May 1, 2001 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Amended Schedule A dated December 1, 2001 to the Underwriting Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. / Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (2) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (3) Form of Amended Schedule A dated ________ to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (f)  Not  applicable.

     (g) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (1) Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (2) Exhibit A to Custody Agreement dated December 27, 2000 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (3) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (4) Exhibit A to Custody Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Fifth Third Bank filed herewith as Exhibit (g) (4).

     (h) (1) Fund Administration Agreement dated November 1, 1997 between Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. for the Funds previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference. (a) Amendment dated September 1, 1999 to Fund Administration Agreement among Nationwide
               Separate Account Trust (renamed Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (b) Amended Exhibit A dated May 31, 2000 to the Fund Administration Agreement previously filed with
                    Post-Effective  Amendment  No.  55  to  the  Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (c) Amended Exhibit A dated December 1, 2001 to the Fund Administration Agreement previously filed with
                    Post-Effective  Amendment  No.  55  to  the  Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (d) Form of Amended Exhibit A dated _________ to the Fund Administration Agreement previously filed with
                    Post-Effective  Amendment  No.  55  to  the  Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (2) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (renamed Nationwide Separate Account Trust and now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (a) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Nationwide Investor Services, Inc.) previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (b) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (c) Amended Exhibit A dated May 1, 2000 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (d) Amended Exhibit A dated December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (e) Form of Amended Exhibit A dated _________ to the Transfer and Dividend Disbursing Agent Agreement between Gartmore Variable Insurance Trust and Gartmore Investor Services previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (3) Administrative Services Plan dated November 1, 1999 & Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (a) Amendment dated May 31, 2000 to Administrative Services Plan previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

               (b) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

               (c) Form of Amended Exhibit A dated _________ to the Administrative Services Plan previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (4) Expense Limitation Agreement effective May 31, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (a) Amended Exhibit A to Expense Limitation Agreement amended December 12, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) t and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (b) Amended Exhibit A to Expense Limitation Agreement amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (c) Expense Limitation Agreement dated ________ between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (d) Expense Limitation Agreement dated October 15, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

                    (1) Amended Exhibit A to Expense Limitation Agreement dated ________ between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (5) Expense Limitation Agreement effective December 27, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Villanova Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (a) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended December 1, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset
                    Management Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (b) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Villanova Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (i) Opinion and consent of counsel dated October __, 2002 is filed herewith as Exhibit (i).

     (j) Consent of PricewaterhouseCoopers dated April 30, 2002 previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.

     (k)  Not  applicable.

     (l)  Not  applicable.

     (m) Distribution Plan under Rule 12b-1 effective December 1, 2001 previously filed with Post-Effective Amendment No. 51to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (1) Distribution Plan under Rule 12b-1 effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (2) Form of Distribution Plan under Rule 12b-1 effective ___________ previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (n) Rule 18f-3 Plan effective December 1, 2001 previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (1) Rule 18f-3 Plan effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (2) Form of Rule 18f-3 Plan effective ______ previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

      (p) (1) Code of Ethics dated March 23, 2000 for Nationwide Family of Funds previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

          (2) Code of Ethics dated November 29, 2001 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002.

          (3) Code of Ethics dated March 23, 2000 for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

          (4) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective
               Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with Post- Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

               (b) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (6) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (7) MAS Funds and Miller Anderson & Sherrerd, LLP ("MAS") (now known as Morgan Stanley Investments, LP) and MAS Fund Distribution, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (8) Neuberger Berman Management, Inc. and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (10) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated April 5, 2001, previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on June 7, 2001, and herein incorporated by reference.

          (11) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc.
               Code of Ethics as revised May 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (12) Morgan Stanley Dean Witter & Co., indirect parent of Van Kampen Asset Management, Inc., Code of Ethics, dated January 29, 2001 as previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.

     (q) (1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated September 19, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (2) Power of Attorney for Gerald J. Holland dated March 1, 2001 Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 23(a) above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

     (a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:


Joseph  J.  Gasper,  Director  and  President  and  Chief  Operating  Officer
--------------------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
----------------------------------
Nationwide  Investment  Services  Corp

Director  and  Vice  Chairman
--------------------------
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
--------
Leben  Direkt  Insurance  Company

Trustee
--------------------
Gartmore  Variable  Insurance  Trust
Gartmore  Mutual  Funds


Donna  A.  James,  Director  and  Executive  Vice  President
-----------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President
Chief  Administrative  Officer
----------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.


W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Natiownide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Gartmore  Global  Investments,  Inc.
Nationwide  Investment  Services  Corporation

Chairman
---------------------
NorthPointe  Capital,  LLC
Nationwide  Securities,  Inc.


Galen  Barnes,  Director
--------------------------------------
Scottsdale  Insurance  Company
Gartmore  Global  Investments,  Inc.

Director  and  Chairman  of  the  Board
-----------------------------------------------
ALLIED  Property  and  Casualty  Insurance  Company

President  and  CEO
----------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Executive  Vice  President
--------------------------------------
Nationwide  Financial  Services,  Inc.
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company


Michael  S.  Helfer,  Director,  Executive  Vice  President - Corporate Strategy
-----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.


Michael  C.  Keller,  Director,  Executive  Vice  President  - Chief Information
Officer
-----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.
Paul  J.  Hondros  Director,  President  and  Chief  Executive  Officer
-----------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Distribution  Services,  Inc.

President  and  Chief  Executive  Officer
--------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Director  and  Chairman
--------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


Robert  A.  Oakley  Executive  Vice  President  -  Chief  Financial  Officer
----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  General  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
CalFarm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation
Scottsdale  Insurance  Company

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.
Gartmore  Global  Investments,  Inc.

Director
--------
NGH  Luxembourg,  S.A.


James R. Donatell Executive Vice President - Sales, Marketing and Distribution
-----------------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Morley  Financial  Services,  Inc.

Director,  Vice  President  -  Sales,  Marketing  and  Distribution
-----------------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Young D. Chin Executive Vice President  -  Chief  Investment  Officer  U.S.
----------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Craig Andrews Senior Vice President -  Marketing and Public Communications
------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Kevin  S.  Crossett  Vice  President  -  Associate  General  Counsel
----------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
---------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


Christopher  P.  Donigan  Vice  President  -  Human  Resources
------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Glenn  W.  Soden  Associate  Vice  President  and  Secretary
--------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Carol  L.  Dove  Assistant  Treasurer
-------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Michael  D.  Maier  Assistant  Treasurer
-------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


John  F.  Delaloye  Assistant  Secretary
-------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Gerald J. Holland Senior Vice President and Chief Administrative Officer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Treasurer
---------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


Peter Chambers Executive Vice President and Global Chief Investment Officer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital  LLC
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Mary  Lou  Vitale  Senior  Vice  President  Product  Development
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Michael  A.  Krulikowski  Chief  Compliance  Officer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Daniel  J.  Murphy  Assistant  Treasurer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215 or 1200 River Road, Conshohocken, Pennsylvania 19428, except for the following companies:

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Rd.  ,  Suite  400
Lake  Oswego,  Oregon  97035


     (b) Gartmore Global Asset Management Trust ("GGAMT"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see(a) above for additional information on their other employment):

                                 Directors of NC




Lewis J. Alphin                         Fred C. Finney
Galen R. Barnes                         W. G. Jurgensen
A. I. Bell                              David O. Miller
Timothy J. Corcoran                     Lydia M. Marshall
Yvonne M. Curl                          Ralph M. Paige
Kenneth D. Davis                        James F. Patterson
Keith W. Eckel                          Arden L. Shisler
Willard J. Engel                        Robert L. Stewart

                                Officers of GGAMT
                                ----------------


President and Chief Executive Officer. . . . . . . . . . .  Paul J. Hondros
Vice President-Chief Financial Officer and Treasurer . . .  Thomas M. Sipp
Executive Vice President-Global Chief Investment Officer .  Peter Chambers
Associate Vice President and Secretary . . . . . . . . . .  Glenn W. Soden
Vice President, Associate General Counsel. . . . . . . . .  Kevin S. Crossett
Assistant Secretary. . . . . . . . . . . . . . . . . . . .  John F. Delaloye
Assistant Treasurer. . . . . . . . . . . . . . . . . . . .  Carol L. Dove
Assistant Treasurer. . . . . . . . . . . . . . . . . . . .  Michael D. Maier
Executive Vice President -Chief Investment Officer U.S.. .  Young D. Chin
Executive Vice President-Sales, Marketing and Distribution  James R. Donatell
Senior Vice President - Chief Administrative Officer . . .  Gerald J. Holland
Senior Vice President- Marketing and Public Communications  Craig S. Andrews
Senior Vice President- Product Development . . . . . . . .  Mary Lou Vitale
Vice President Human Resources . . . . . . . . . . . . . .  Christopher P. Donigan
Chief Compliance Officer . . . . . . . . . . . . . . . . .  Michael A. Krulikowski
Assistant Secretary. . . . . . . . . . . . . . . . . . . .  Daniel J. Murphy


          (c)  Information  for  the  Subadvisers

          (1)  The  Dreyfus  Corporation

               The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

          (2)  Neuberger  Berman,  LLC

               Neuberger Berman, LLC ('Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

          (3)  Strong  Capital  Management,  Inc.

               Strong Capital Management, Inc. ("Strong"), acts as subadviser to the GVIT Small Company Fund and the Strong GVIT Mid Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

          (4)  NCM  Capital  Management  Group,  Inc.

               NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

          (5)  Smith  Graham  &  Co.  Asset  Managers,  L.P.

               Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

          (6) Federated Investment Counseling, the Subadviser to Federated GVIT High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

          (7) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Gartmore GVIT Worldwide Leaders Fund. Beginning May 1, 2000, JPMIM will also be subadviser to the J. P. Morgan GVIT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

               To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

          (8) Morgan Stanley Investments LP is subadviser to the MAS GVIT Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

          (9) Turner Investment Partners, Inc. ("Turner") is subadviser to the Turner GVIT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

          (10) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT
               Global Small Companies, Gartmore GVIT European Leaders Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

          (11) Waddell & Reed Investment Management Company ("WRIMCO") acts as a subadviser to the GVIT Small Cap Growth Fund and beginning January 5, 2001, will be subadviser to the GVIT Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

          (12) Van Kampen Asset Management, Inc. ("VKAM") acts as a subadviser to the Comstock GVIT Value Fund. The list required by this Item 26 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).


ITEM  27.  PRINCIPAL  UNDERWRITERS

          (a)  Gartmore  Mutual  Funds

          (b)  Gartmore  Distribution  Services,  Inc.




NAME:                         ADDRESS:                     TITLE:               TITLE WITH REGISTRANT
Paul J. Hondros. . . .        1200 River Road  President and                    Chairman
                        Conshohocken PA 19428  Chief Executive Officer

C. Peter Chambers. . .        1200 River Road  Executive Vice President-        n/a
                        Conshohocken PA 19428  Global Chief Investment Officer

James R. Donatell. . .        1200 River Road  Executive Vice President-Sales,  n/a
                        Conshohocken PA 19428  Marketing and Distribution

Young D. Chin. . . . .        1200 River Road  Executive Vice President-        n/a
                        Conshohocken PA 19428  Chief Investment Officer U.S.

Craig S. Andrews . . .        1200 River Road  Senior Vice President-Marketing  n/a
                        Conshohocken PA 19428  and Public Communications

Gerald J. Holland. . .        1200 River Road  Senior Vice President            Treasurer
                        Conshohocken PA 19428  Chief Administrative Officer

Donald J. Pepin, Jr. .        1200 River Road  Senior Vice President-Sales      n/a
                        Conshohocken PA 19428

Mary Lou Vitale. . . .        1200 River Road  Senior Vice President-           Assistant Treasurer
                        Conshohocken PA 19428  Product Development

Kevin S. Crossett. . .        1200 River Road  Vice President-                  Secretary
                        Conshohocken PA 19428  Associate General Counsel

Christopher P. Donigan        1200 River Road  Vice President-Human Resources   n/a
                        Conshohocken PA 19428

Thomas M. Sipp . . . .        1200 River Road  Vice President-Chief Financial   n/a
                        Conshohocken PA 19428  Officer and Treasurer

Glenn W. Soden . . . .        1200 River Road  Associate Vice President         n/a
                        Conshohocken PA 19428  and Secretary

John F. Delaloye . . .        1200 River Road  Assistant Secretary              n/a
                        Conshohocken PA 19428

Carol L. Dove. . . . .  One Nationwide Plaza   Assistant Treasurer              n/a
                        Columbus, OH 43215

Michael D. Maier . . .  One Nationwide Plaza   Assistant Treasurer              n/a
                        Columbus, OH 43215

Daniel J. Murphy . . .  One Nationwide Plaza   Assistant Treasurer              n/a
                        Columbus, OH 43215

Michael A. Krulikowski        1200 River Road  Chief Compliance Officer         Assistant Secretary
                        Conshohocken PA 19428



          (c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

Not  applicable.

================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust has duly caused this Post-Effective Amendment No. 56 to this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this fifth day of November, 2002.

     GARTMORE  VARIABLE  INSURANCE  TRUST

     By:     GERALD  J.  HOLLAND*
             Gerald  J.  Holland,  Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 56 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE
FOLLOWING  PERSONS  IN  THE  CAPACITIES  INDICATED ON THE FIFTH DAY OF NOVEMBER,
2002.

Signature  &  Title

Principal  Executive  Officer

JOSEPH  J.  GASPER*
Joseph  J.  Gasper,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
Robert  M.  Duncan,  Trustee

BARBARA  HENNIGAR*
Barbara  Hennigar,  Trustee

PAUL  J.  HONDROS*
Paul  J.  Hondros,  Trustee

THOMAS  J.  KERR,  IV*
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRINDLER*
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
David  C.  Wetmore,  Trustee

*BY /s/  ELIZABETH  A.  DAVIN
         Elizabeth  A.  Davin,  Attorney-In  Fact

================================================================================


                                  EXHIBIT LIST

EXHIBIT                         ITEM


23(g)(4)                         Exhibit  A  to  Custody  Agreement

================================================================================